UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	7/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Jennison Diversified Growth Fund
Class A:
TBDAX
ANNUAL SHAREHOLDER REPORT –
July
31,
2026
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$83	0.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.
MF503EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.43%	9.21%	15.60%
Class A without sales charges	11.57%	10.45%	16.25%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 1000 Growth Index	8.03%	11.88%	17.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,683,546
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	A
NASDAQ	TBDAX
CUSIP	74440V104
MF503EA

PGIM Jennison Diversified Growth Fund
Class C:
TBDCX
ANNUAL SHAREHOLDER REPORT –
July
31,
2026
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$188	1.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.
MF503EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.45%	9.30%	15.16%
Class C without sales charges	10.45%	9.30%	15.16%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 1000 Growth Index	8.03%	11.88%	17.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,683,546
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prosp ectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	C
NASDAQ	TBDCX
CUSIP	74440V302
MF503EC

PGIM Jennison Diversified Growth Fund
Class Z:
TBDZX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$65	0.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.
MF503EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	11.71%	10.63%	16.35% (9/27/2017)
S&P 500 Index*	19.56%	12.86%	14.97%
Russell 1000 Growth Index	8.03%	11.88%	17.34%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$1,683,546
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	Z
NASDAQ	TBDZX
CUSIP	74440V690
MF503EZ

PGIM Jennison Diversified Growth Fund
Class R6:
TBDQX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.
MF503ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.93%	10.73%	16.41% (9/27/2017)
S&P 500 Index*	19.56%	12.86%	14.97%
Russell 1000 Growth Index	8.03%	11.88%	17.34%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$1,683,546
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL
INFORMATI
O
N
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside
the
U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	R6
NASDAQ	TBDQX
CUSIP	74440V716
MF503ER6

PGIM Jennison Rising Dividend Fund
Class A:
PJDAX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$136	1.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.
MF220EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	12.17%	8.33%	11.22%
Class A without sales charges	18.70%	9.57%	11.86%
S&P 500 Index	19.56%	12.86%	15.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside
the
U.S.

To receive your fund
documents
online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	A
NASDAQ	PJDAX
CUSIP	74440V823
MF220EA

PGIM Jennison Rising Dividend Fund
Class C:
PJDCX
ANNUAL SHAREHOLDER
REPORT
– July 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$217	1.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.
MF220EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	16.79%	8.74%	11.03%
Class C without sales charges	17.79%	8.74%	11.03%
S&P 500 Index	19.56%	12.86%	15.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	C
NASDAQ	PJDCX
CUSIP	74440V815
MF220EC

PGIM Jennison Rising Dividend Fund
Class Z:
PJDZX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$108	0.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.
MF220EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	18.98%	9.83%	12.13%
S&P 500 Index	19.56%	12.86%	15.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	Z
NASDAQ	PJDZX
CUSIP	74440V799
MF220EZ

PGIM Jennison Rising Dividend Fund
Class R6:
PJDQX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$108	0.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.
MF220ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.93%	9.85%	12.19% (9/27/2017)
S&P 500 Index	19.56%	12.86%	14.97%
Since Inception returns are provided for any share class with less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	R6
NASDAQ	PJDQX
CUSIP	74440V682
MF220ER6

PGIM Target Date Income Fund
Class R1:
PDADX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$71	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.14%	3.25%	4.80% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R1
NASDAQ	PDADX
CUSIP	74445D109
MF236ER1

PGIM Target Date Income Fund
Class R2:
PDAEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$45	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.41%	3.51%	5.06% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R2
NASDAQ	PDAEX
CUSIP	74445D208
MF236ER2

PGIM Target Date Income Fund
Class R3:
PDAFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$29	0.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.57%	3.67%	5.23% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R3
NASDAQ	PDAFX
CUSIP	74445D307
MF236ER3

PGIM Target Date Income Fund
Class R4:
PDAGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$19	0.18%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.68%	3.76%	5.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R4
NASDAQ	PDAGX
CUSIP	74445D406
MF236ER4

PGIM Target Date Income Fund
Class R5:
PDAHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$9	0.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.78%	3.87%	5.44% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R5
NASDAQ	PDAHX
CUSIP	74445D505
MF236ER5

PGIM Target Date Income Fund
Class R6:
PDAJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.04%	4.02%	5.61% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R6
NASDAQ	PDAJX
CUSIP	74445D604
MF236ER6

PGIM Target Date 2020 Fund
Class R1:
PDDDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$71	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2020R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.17%	3.93%	5.72% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R1
NASDAQ	PDDDX
CUSIP	74445D778
MF236E2020R1

PGIM Target Date 2020 Fund
Class R2:
PDDEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$45	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2020R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.43%	4.20%	5.98% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R2
NASDAQ	PDDEX
CUSIP	74445D760
MF236E2020R2

PGIM Target Date 2020 Fund
Class R3:
PDDFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$29	0.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2020R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.57%	4.34%	6.14% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R3
NASDAQ	PDDFX
CUSIP	74445D752
MF236E2020R3

PGIM Target Date 2020 Fund
Class R4:
PDDGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$19	0.18%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2020R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.76%	4.46%	6.25% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response to
regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R4
NASDAQ	PDDGX
CUSIP	74445D745
MF236E2020R4

PGIM Target Date 2020 Fund
Class R5:
PDDHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$9	0.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2020R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.77%	4.55%	6.36% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R5
NASDAQ	PDDHX
CUSIP	74445D737
MF236E2020R5

PGIM Target Date 2020 Fund
Class R6:
PDDJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying
funds.
MF236E2020R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.98%	4.70%	6.47% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R6
NASDAQ	PDDJX
CUSIP	74445D729
MF236E2020R6

PGIM Target Date 2025 Fund
Class R1:
PDEDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$73	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.09%	4.49%	6.30% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R1
NASDAQ	PDEDX
CUSIP	74445D711
MF236E2025R1

PGIM Target Date 2025 Fund
Class R2:
PDEEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.44%	4.75%	6.57% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R2
NASDAQ	PDEEX
CUSIP	74445D695
MF236E2025R2

PGIM Target Date 2025 Fund
Class R3:
PDEFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$31	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.59%	4.90%	6.73% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R3
NASDAQ	PDEFX
CUSIP	74445D687
MF236E2025R3

PGIM Target Date 2025 Fund
Class R4:
PDEGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$20	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.70%	5.01%	6.83% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R4
NASDAQ	PDEGX
CUSIP	74445D679
MF236E2025R4

PGIM Target Date 2025 Fund
Class R5:
PDEHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$10	0.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.79%	5.13%	6.95% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R5
NASDAQ	PDEHX
CUSIP	74445D661
MF236E2025R5

PGIM Target Date 2025 Fund
Class R6:
PDEJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2025R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.02%	5.27%	7.11% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R6
NASDAQ	PDEJX
CUSIP	74445D653
MF236E2025R6

PGIM Target Date 2030 Fund
Class R1:
PDFCX
ANNUAL SHAREHOLDER REPORT –
July
31
,
2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$74	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	12.56%	5.20%	7.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R1
NASDAQ	PDFCX
CUSIP	74445D646
MF236E2030R1

PGIM Target Date 2030 Fund
Class R2:
PDFEX
ANNUAL SHAREHOLDER REPORT – July 31,
2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.80%	5.46%	7.60% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R2
NASDAQ	PDFEX
CUSIP	74445D638
MF236E2030R2

PGIM Target Date 2030 Fund
Class R3:
PDFFX
ANNUAL SHAREHOLDER REPORT – July
31
,
2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$31	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	12.97%	5.63%	7.75% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R3
NASDAQ	PDFFX
CUSIP	74445D620
MF236E2030R3

PGIM Target Date 2030 Fund
Class R4:
PDFGX
ANNUAL SHAREHOLDER REPORT –
July
31,
2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$21	0.20%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.99%	5.72%	7.85% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R4
NASDAQ	PDFGX
CUSIP	74445D612
MF236E2030R4

PGIM Target Date 2030 Fund
Class R5:
PDFHX
ANNUAL SHAREHOLDER REPORT – July
31
,
2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$11	0.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.17%	5.83%	7.97% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R5
NASDAQ	PDFHX
CUSIP	74445D596
MF236E2030R5

PGIM Target Date 2030 Fund
Class R6:
PDFJX
ANNUAL SHAREHOLDER REPORT –
July
31,
2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2030R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.38%	5.99%	8.14% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R6
NASDAQ	PDFJX
CUSIP	74445D588
MF236E2030R6

PGIM Target Date 2035 Fund
Class R1:
PDGCX
ANNUAL SHAREHOLDER REPORT – July 31,
2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$73	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	15.10%	6.40%	8.41% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R1
NASDAQ	PDGCX
CUSIP	74445D570
MF236E2035R1

PGIM Target Date 2035 Fund
Class R2:
PDGEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$46	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	15.47%	6.68%	8.68% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R2
NASDAQ	PDGEX
CUSIP	74445D562
MF236E2035R2

PGIM Target Date 2035 Fund
Class R3:
PDGFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$31	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	15.59%	6.83%	8.84% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R3
NASDAQ	PDGFX
CUSIP	74445D554
MF236E2035R3

PGIM Target Date 2035 Fund
Class R4:
PDGGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$19	0.18%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	15.67%	6.93%	8.96% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R4
NASDAQ	PDGGX
CUSIP	74445D547
MF236E2035R4

PGIM Target Date 2035 Fund
Class R5:
PDGHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$9	0.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	15.86%	7.04%	9.06% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R5
NASDAQ	PDGHX
CUSIP	74445D539
MF236E2035R5

PGIM Target Date 2035 Fund
Class R6:
PDGJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2035R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	16.01%	7.21%	9.22% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R6
NASDAQ	PDGJX
CUSIP	74445D521
MF236E2035R6

PGIM Target Date 2040 Fund
Class R1:
PDHDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$73	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	17.72%	7.47%	9.24% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R1
NASDAQ	PDHDX
CUSIP	74445D513
MF236E2040R1

PGIM Target Date 2040 Fund
Class R2:
PDHEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$46	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	17.97%	7.73%	9.51% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R2
NASDAQ	PDHEX
CUSIP	74445D497
MF236E2040R2

PGIM Target Date 2040 Fund
Class R3:
PDHFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$29	0.27%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	18.11%	7.90%	9.68% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R3
NASDAQ	PDHFX
CUSIP	74445D489
MF236E2040R3

PGIM Target Date 2040 Fund
Class R4:
PDHGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$19	0.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	18.37%	8.02%	9.80% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R4
NASDAQ	PDHGX
CUSIP	74445D471
MF236E2040R4

PGIM Target Date 2040 Fund
Class R5:
PDHHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$8	0.07%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	18.37%	8.12%	9.90% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R5
NASDAQ	PDHHX
CUSIP	74445D463
MF236E2040R5

PGIM Target Date 2040 Fund
Class R6
:
PDHJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2040R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.59%	8.29%	10.07% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R6
NASDAQ	PDHJX
CUSIP	74445D455
MF236E2040R6

PGIM Target Date 2045 Fund
Class R1:
PDIDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$72	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	19.57%	8.13%	9.79% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R1
NASDAQ	PDIDX
CUSIP	74445D448
MF236E2045R1

PGIM Target Date 2045 Fund
Class R2:
PDIEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$45	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	19.87%	8.39%	10.07% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R2
NASDAQ	PDIEX
CUSIP	74445D430
MF236E2045R2

PGIM Target Date 2045 Fund
Class R3:
PDIKX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$30	0.27%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	19.98%	8.55%	10.23% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R3
NASDAQ	PDIKX
CUSIP	74445D422
MF236E2045R3

PGIM Target Date 2045 Fund
Class R4:
PDIGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$18	0.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	20.12%	8.66%	10.34% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R4
NASDAQ	PDIGX
CUSIP	74445D414
MF236E2045R4

PGIM Target Date 2045 Fund
Class R5:
PDIHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$7	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	20.18%	8.76%	10.45% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R5
NASDAQ	PDIHX
CUSIP	74445D398
MF236E2045R5

PGIM Target Date 2045 Fund
Class R6:
PDIJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2045R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.46%	8.93%	10.63% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R6
NASDAQ	PDIJX
CUSIP	74445D380
MF
236E2045R6

PGIM Target Date 2050 Fund
Class R1:
PDJDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$74	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	21.00%	8.72%	10.15% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R1
NASDAQ	PDJDX
CUSIP	74445D372
MF236E2050R1

PGIM Target Date 2050 Fund
Class R2:
PDJEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$46	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	21.29%	9.00%	10.42% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class R2 shares, after waivers and/or expense reimbursement, increased from 0.37% in the year ended July 31, 2025 to 0.42% primarily due to a decrease in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R2
NASDAQ	PDJEX
CUSIP	74445D364
MF236E2050R2

PGIM Target Date 2050 Fund
Class R3:
PDJFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$30	0.27%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	21.52%	9.16%	10.59% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R3
NASDAQ	PDJFX
CUSIP	74445D356
MF236E2050R3

PGIM Target Date 2050 Fund
Class R4:
PDJGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$19	0.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	21.61%	9.27%	10.69% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class R4 shares, after waivers and/or expense reimbursement, increased from 0.12% in the year ended July 31, 2025 to 0.17% primarily due to a decrease in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R4
NASDAQ	PDJGX
CUSIP	74445D349
MF236E2050R4

PGIM Target Date 2050 Fund
Class R5:
PDJHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$7	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	21.81%	9.39%	10.82% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R5
NASDAQ	PDJHX
CUSIP	74445D331
MF236E2050R5

PGIM Target Date 2050 Fund
Class R6:
PDJJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2050R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.97%	9.55%	11.00% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R6
NASDAQ	PDJJX
CUSIP	74445D323
MF236E2050R6

PGIM Target Date 2055 Fund
Class R1:
PDKDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$72	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2055R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	21.87%	9.01%	10.46% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R1
NASDAQ	PDKDX
CUSIP	74445D315
MF236E2055R1

PGIM Target Date 2055 Fund
Class R2:
PDKEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$44	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2055R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.17%	9.29%	10.74% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R2
NASDAQ	PDKEX
CUSIP	74445D299
MF236E2055R2

PGIM Target Date 2055 Fund
Class R3:
PDKFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$28	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2055R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.36%	9.45%	10.90% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund
documents
online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM
Target
Date 2055 Fund

SHARE CLASS	R3
NASDAQ	PDKFX
CUSIP	74445D281
MF236E2055R3

PGIM Target Date 2055 Fund
Class R4:
PDKGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$17	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2055R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	22.43%	9.55%	11.01% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R4
NASDAQ	PDKGX
CUSIP	74445D273

MF236E2055R4

PGIM Target Date 2055 Fund
Class R5:
PDKHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$6	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underl yi
ng funds.
MF236E2055R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	22.55%	9.67%	11.13% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this info rm
ation by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R5
NASDAQ	PDKHX
CUSIP	74445D265
MF236E2055R5

PGIM Target Date 2055 Fund
Class R6:
PDKJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und er
lying funds.
MF236E2055R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	22.77%	9.83%	11.29% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featu
red/e
-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R6
NASDAQ	PDKJX
CUSIP	74445D257
MF236E2055R6

PGIM Target Date 2060 Fund
Class R1:
PDLDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$71	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyin
g funds.
MF236E2060R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	22.22%	9.11%	10.49% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by sc
a
nning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R1
NASDAQ	PDLDX
CUSIP	74445D240
MF236E2060R1

PGIM Target Date 2060 Fund
Class R2:
PDLEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$43	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und er
lying funds.
MF236E2060R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.54%	9.40%	10.77% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the
Q
R code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R2
NASDAQ	PDLEX
CUSIP	74445D232
MF236E2060R2

PGIM Target Date 2060 Fund
Class R3:
PDLFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$27	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the u nde
rlying funds.
MF236E2060R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.72%	9.57%	10.94% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary
/re
sources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R3
NASDAQ	PDLFX
CUSIP	74445D224
MF236E2060R3

PGIM Target Date 2060 Fund
Class R4:
PDLGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$16	0.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyi
ng funds.
MF236E2060R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	22.85%	9.67%	11.05% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also r eq
uest this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R4
NASDAQ	PDLGX
CUSIP	74445D216
MF236E2060R4

PGIM Target Date 2060 Fund
Class R5:
PDLHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyi
ng funds.
MF236E2060R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	22.99%	9.78%	11.16% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by sca
nn
ing the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R5
NASDAQ	PDLHX
CUSIP	74445D190
MF236E2060R5

PGIM Target Date 2060 Fund
Class R6:
PDLJX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underly
i
ng funds.
MF236E2060R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	23.17%	9.95%	11.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-de
li
very
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R6
NASDAQ	PDLJX
CUSIP	74445D182
MF236E2060R6

PGIM Target Date 2065 Fund
Class R1:
PDOAX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$71	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, an
d
U.S. large-cap
equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2065R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	22.46%	9.23%	11.03% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scan
n
ing the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R1
NASDAQ	PDOAX
CUSIP	74440V674
MF236E2065R1

PGIM Target Date 2065 Fund
Class R2:
PDODX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$43	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und erlyin
g funds.
MF236E2065R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.65%	9.43%	11.26% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/fe
atured
/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R2
NASDAQ	PDODX
CUSIP	74440V666
MF236E2065R2

PGIM Target Date 2065 Fund
Class R3:
PDOEX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$27	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use deri
vat
ives, although derivatives are used in some of the underlying funds.
MF236E2065R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.89%	9.63%	11.45% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by
scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R3
NASDAQ	PDOEX
CUSIP	74440V658
MF236E2065R3

PGIM Target Date 2065 Fund
Class R4:
PDOFX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$16	0.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underl ying
funds.
MF236E2065R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	23.01%	9.77%	11.59% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scan
n
ing the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R4
NASDAQ	PDOFX
CUSIP	74440V641
MF236E2065R4

PGIM Target Date 2065 Fund
Class R5:
PDOGX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2065R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	23.09%	9.88%	11.70% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R5
NASDAQ	PDOGX
CUSIP	74440V633
MF236E2065R5

PGIM Target Date 2065 Fund
Class R6:
PDOHX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2065R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	23.32%	10.10%	11.90% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	72%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R6
NASDAQ	PDOHX
CUSIP	74440V625
MF236E2065R6

PGIM Target Date 2070 Fund
Class R1:
PDALX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$72	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R1	22.41%	16.93% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 100,726
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R1
NASDAQ	PDALX
CUSIP	74440V617
MF
236E2070R1

PGIM Target Date 2070 Fund
Class R2:
PDAMX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$45	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R2	22.77%	17.20% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R2
NASDAQ	PDAMX
CUSIP	74440V591
MF236E2070R2

PGIM Target Date 2070 Fund
Class R3:
PDANX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$28	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R3	23.01%	17.42% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R3
NASDAQ	PDANX
CUSIP	74440V583
MF236E2070R3

PGIM Target Date 2070 Fund
Class R4:
PDAOX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$17	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R4	23.10%	17.54% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R4
NASDAQ	PDAOX
CUSIP	74440V575
MF236E2070R4

PGIM Target Date 2070 Fund
Class R5:
PDAQX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$6	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R5	23.10%	17.61% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R5
NASDAQ	PDAQX
CUSIP	74440V567
MF236E2070R5

PGIM Target Date 2070 Fund
Class R6:
PDAUX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.
MF236E2070R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R6	23.46%	17.83% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R6
NASDAQ	PDAUX
CUSIP	74440V559
MF236E2070R6

PGIM 60/40 Allocation Fund
Class R6:
PALDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months provided strong returns across U.S. equities, with the S&P 500 Index returning 19.6%, significantly outpacing the returns of bonds, with the Bloomberg US Aggregate Bond Index returning 2.7%.
■
As the Fund invests solely in U.S. large-cap equities and U.S. bonds, the largest contributor to performance was exposure to U.S. large-cap equities, which provided a return of 19.6% during the reporting period.
■
During the period, the underlying funds—the PGIM Quant Solutions Large-Cap Core Fund and the PGIM Total Return Bond Fund—
outperformed their respective indexes by 3.2% and 0.5%, respectively.
■
The PGIM 60/40 Allocation Fund does not use derivatives. Derivatives are used in the Total Return Bond Fund, which is an underlying fund.
NS14110

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 13, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.74%	8.10%	9.64% (9/13/2017)
S&P 500 Index*	19.56%	12.86%	15.09%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.47%
Custom Blended Index	12.72%	7.58%	9.73%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$157,287,891
Number of fund holdings	3
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	58%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	60.2%
Affiliated Exchange-Traded Funds - Fixed Income	39.6%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM 60/40 Allocation Fund

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724
NS14110

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, a member of the Board’s Audit Committee, is an “audit committee financial expert” and is “independent” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2026 and July 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $332,397 and $323,615, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2026 and July 31, 2025, the fees were $0 and $12,000, respectively.

(c)	Tax Fees

For the fiscal years ended July 31, 2026 and July 31, 2025: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2026 and July 31, 2025: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2026	Fiscal Year Ended July 31, 2025
4(b)	Not applicable.	0%
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2026 and July 31, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

PGIM Target Date Income Fund

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM Target Date 2070 Fund

PGIM 60/40 Allocation Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2026

Table of Contents	Financial Statements and Other Information	July 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary

The following abbreviations are used in the Funds’ descriptions:

 ADR—American Depositary Receipt

 ETF—Exchange-Traded Fund

 REITs—Real Estate Investment Trust

 SOFR—Secured Overnight Financing Rate

 TIPS—Treasury Inflation-Protected Securities

PGIM Jennison Diversified Growth Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 3.5%
ATI, Inc.*	18,540	$3,475,138
Boeing Co. (The)*	8,701	1,880,634
Carpenter Technology Corp.	6,202	3,222,931
General Electric Co.	9,067	3,264,755
Howmet Aerospace, Inc.	1,488	420,003
Woodward, Inc.	8,528	3,076,476

		15,339,937

Automobiles 1.3%
Tesla, Inc.*	19,084	5,939,132

Banks 0.4%
Bank of America Corp.	25,467	1,577,681
Citigroup, Inc.	3,221	426,621

		2,004,302

Beverages 0.1%
Coca-Cola Co. (The)	5,982	523,963

Biotechnology 2.0%
AbbVie, Inc.	1,898	476,284
Amgen, Inc.	5,106	1,966,627
Vertex Pharmaceuticals, Inc.*	13,346	6,367,377

		8,810,288

Broadline Retail 4.7%
Amazon.com, Inc.*	75,337	20,460,022

Capital Markets 0.3%
Goldman Sachs Group, Inc. (The)	401	408,370
LPL Financial Holdings, Inc.	1,296	458,395
Moody’s Corp.	897	429,107

		1,295,872

Commercial Services & Supplies 0.8%
Waste Management, Inc.	14,906	3,376,954

Communications Equipment 0.1%
Arista Networks, Inc.*	2,524	455,203

Construction & Engineering 1.0%
Comfort Systems USA, Inc.	2,338	4,044,015
Sterling Infrastructure, Inc.*	666	397,449

		4,441,464

Consumer Finance 0.9%
American Express Co.	11,801	3,968,086

Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	457	435,014
Walmart, Inc.	42,455	4,720,996

		5,156,010

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 0.3%
GE Vernova, Inc.	650	$643,689
Rockwell Automation, Inc.	1,256	602,980

		1,246,669

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. (Class A Stock)	25,588	4,111,991
Keysight Technologies, Inc.*	7,783	2,483,400
TTM Technologies, Inc.*	18,102	2,089,695

		8,685,086

Energy Equipment & Services 0.4%
TechnipFMC PLC (United Kingdom)	23,811	1,706,296

Entertainment 3.3%
Live Nation Entertainment, Inc.*	2,409	419,479
Netflix, Inc.*	148,746	10,666,576
Spotify Technology SA*	6,313	3,156,121
Walt Disney Co. (The)	4,475	430,450

		14,672,626

Financial Services 4.3%
Mastercard, Inc. (Class A Stock)	7,137	4,090,215
Visa, Inc. (Class A Stock)	39,905	14,610,417

		18,700,632

Health Care Providers & Services 0.1%
Cencora, Inc.	1,395	434,319

Hotels, Restaurants & Leisure 0.7%
Churchill Downs, Inc.	16,855	1,420,877
Hilton Worldwide Holdings, Inc.	4,749	1,522,007

		2,942,884

Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	8,595	1,273,693

Interactive Media & Services 11.9%
Alphabet, Inc. (Class A Stock)	96,246	34,276,088
Meta Platforms, Inc. (Class A Stock)	31,819	17,713,955

		51,990,043

IT Services 0.5%
Cloudflare, Inc. (Class A Stock)*	1,611	449,437
Snowflake, Inc.*	5,350	1,569,048

		2,018,485

Machinery 1.9%
Caterpillar, Inc.	10,005	8,152,174
RBC Bearings, Inc.*	734	404,662

		8,556,836

Metals & Mining 0.1%
Steel Dynamics, Inc.	1,741	437,444

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 3

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.1%
Targa Resources Corp.	1,584	$ 428,266

Pharmaceuticals 4.7%
Eli Lilly & Co.	18,007	20,687,162

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	3,041	446,449

Semiconductors & Semiconductor Equipment 26.2%
Advanced Micro Devices, Inc.*	35,827	17,059,026
Applied Materials, Inc.	834	423,397
Broadcom, Inc.	57,867	22,526,466
Credo Technology Group Holding Ltd.*	2,083	431,160
Lam Research Corp.	28,630	8,389,163
MACOM Technology Solutions Holdings, Inc.*	13,291	3,341,889
Micron Technology, Inc.	8,979	7,389,986
NVIDIA Corp.	230,270	46,226,702
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	22,306	9,017,201

		114,804,990

Software 12.2%
Appfolio, Inc. (Class A Stock)*	2,528	455,520
Cadence Design Systems, Inc.*	22,781	7,745,996
Crowdstrike Holdings, Inc. (Class A Stock)*	48,225	9,204,224
Datadog, Inc. (Class A Stock)*	29,757	7,973,983
Microsoft Corp.	58,075	26,988,614
Oracle Corp.	3,569	463,506
Palo Alto Networks, Inc.*	1,316	436,688

		53,268,531

Specialized REITs 0.1%
American Tower Corp.	2,600	450,736

Specialty Retail 3.1%
Burlington Stores, Inc.*	1,210	445,861
Five Below, Inc.*	3,117	676,794
O’Reilly Automotive, Inc.*	4,819	430,578
Ross Stores, Inc.	17,084	4,289,280
TJX Cos., Inc. (The)	48,304	7,600,151

		13,442,664

Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	95,198	29,407,614
Dell Technologies, Inc. (Class C Stock)	7,973	3,232,015
Sandisk Corp.*	2,550	3,097,817

		35,737,446

Textiles, Apparel & Luxury Goods 1.3%
On Holding AG (Switzerland) (Class A Stock)*	64,842	2,349,874
Ralph Lauren Corp.	8,822	3,355,360

		5,705,234

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Fastenal Co.	12,599	$601,098
United Rentals, Inc.	386	416,595

		1,017,693

TOTAL LONG-TERM INVESTMENTS (cost $215,719,065)		430,425,417

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $7,896,393)(wb)	7,896,393	7,896,393

TOTAL INVESTMENTS 100.1% (cost $223,615,458)		438,321,810
Liabilities in excess of other assets (0.1)%		(379,055)

NET ASSETS 100.0%		$ 437,942,755

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,339,937	$—	$—
Automobiles	5,939,132	—	—
Banks	. 2,004,302	—	—
Beverages	523,963	—	—
Biotechnology	8,810,288	—	—
Broadline Retail	20,460,022	—	—
Capital Markets	1,295,872	—	—
Commercial Services & Supplies	3,376,954	—	—
Communications Equipment	455,203	—	—
Construction & Engineering	4,441,464	—	—
Consumer Finance	3,968,086	—	—
Consumer Staples Distribution & Retail	5,156,010	—	—
Electrical Equipment	1,246,669	—	—
Electronic Equipment, Instruments & Components	8,685,086	—	—
Energy Equipment & Services	1,706,296	—	—
Entertainment	14,672,626	—	—
Financial Services	18,700,632	—	—
Health Care Providers & Services	434,319	—	—
Hotels, Restaurants & Leisure	2,942,884	—	—
Independent Power & Renewable Electricity Producers	1,273,693	—	—
Interactive Media & Services	51,990,043	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 5

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
IT Services	$ 2,018,485	$—	$—
Machinery	8,556,836	—	—
Metals & Mining	437,444	—	—
Oil, Gas & Consumable Fuels	428,266	—	—
Pharmaceuticals	20,687,162	—	—
Real Estate Management & Development .	446,449	—	—
Semiconductors & Semiconductor Equipment	114,804,990	—	—
Software	53,268,531	—	—
Specialized REITs	450,736	—	—
Specialty Retail	13,442,664	—	—
Technology Hardware, Storage & Peripherals	35,737,446	—	—
Textiles, Apparel & Luxury Goods	5,705,234	—	—
Trading Companies & Distributors	1,017,693	—	—
Short-Term Investment
Affiliated Mutual Fund	7,896,393	—	—

Total	$438,321,810	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	26.2%
Software	12.2
Interactive Media & Services	11.9
Technology Hardware, Storage & Peripherals	8.2
Pharmaceuticals	4.7
Broadline Retail	4.7
Financial Services	4.3
Aerospace & Defense	3.5
Entertainment	3.3
Specialty Retail	3.1
Biotechnology	2.0
Electronic Equipment, Instruments & Components	2.0
Machinery	1.9
Affiliated Mutual Fund	1.8
Automobiles	1.3
Textiles, Apparel & Luxury Goods	1.3
Consumer Staples Distribution & Retail	1.2
Construction & Engineering	1.0
Consumer Finance	0.9
Commercial Services & Supplies	0.8

Hotels, Restaurants & Leisure	0.7%
IT Services	0.5
Banks	0.4
Energy Equipment & Services	0.4
Capital Markets	0.3
Independent Power & Renewable Electricity Producers	0.3
Electrical Equipment	0.3
Trading Companies & Distributors	0.2
Beverages	0.1
Communications Equipment	0.1
Specialized REITs	0.1
Real Estate Management & Development	0.1
Metals & Mining	0.1
Health Care Providers & Services	0.1
Oil, Gas & Consumable Fuels	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $215,719,065)	$430,425,417
Affiliated investments (cost $7,896,393)	7,896,393
Foreign currency, at value (cost $8)	8
Dividends receivable	24,913
Receivable for Fund shares sold	16,920
Tax reclaim receivable	15,644
Prepaid expenses	145

Total Assets	438,379,440

Liabilities
Management fee payable	150,428
Payable for Fund shares purchased	91,963
Distribution fee payable	81,274
Transfer agent’s fees and expenses payable	30,609
Audit fee payable	27,721
Custodian and accounting fees payable	18,554
Shareholder report fees payable	15,803
Affiliated transfer agent fee payable	11,205
Accrued expenses and other liabilities	7,955
Trustees’ fees payable	1,173

Total Liabilities	436,685

Net Assets	$437,942,755

Net assets were comprised of:
Shares of beneficial interest, at par	$20,074
Paid-in capital in excess of par	198,401,081
Total distributable earnings (loss)	239,521,600

Net assets, July 31, 2026	$437,942,755

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 7

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class A
Net asset value and redemption price per share, ($353,881,141 ÷ 16,135,408 shares of beneficial interest issued and outstanding)	$21.93
Maximum sales charge (5.50% of offering price)	1.28

Maximum offering price to public	$23.21

Class C
Net asset value, offering price and redemption price per share, ($5,636,435 ÷ 430,881 shares of beneficial interest issued and outstanding)	$13.08

Class Z
Net asset value, offering price and redemption price per share, ($75,108,494 ÷ 3,359,807 shares of beneficial interest issued and outstanding)	$22.36

Class R6
Net asset value, offering price and redemption price per share, ($3,316,685 ÷ 147,734 shares of beneficial interest issued and outstanding)	$22.45

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $22,044 foreign withholding tax)	$2,115,435
Affiliated dividend income	142,044
Affiliated income from securities lending, net	1,296

Total income	2,258,775

Expenses
Management fee	1,888,181
Distribution fee(a)	1,126,503
Transfer agent’s fees and expenses (including affiliated expense of $117,556)(a)	421,154
Custodian and accounting fees	57,636
Registration fees(a)	52,124
Professional fees	36,518
Shareholders’ reports	32,722
Audit fee	27,722
Trustees’ fees	14,980
Miscellaneous	24,835

Total expenses	3,682,375
Less: Fee waiver and/or expense reimbursement(a)	(204,635)
Distribution fee waiver(a)	(177,972)

Net expenses	3,299,768

Net investment income (loss)	(1,040,993)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $621)	31,129,241
Foreign currency transactions	(1,885)

31,127,356

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(206))	17,109,717
Foreign currencies	(49)

17,109,668

Net gain (loss) on investment and foreign currency transactions	48,237,024

Net Increase (Decrease) In Net Assets Resulting From Operations	$47,196,031

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,067,830	58,673	—	—
Transfer agent’s fees and expenses	314,578	10,387	95,324	865
Registration fees	16,729	9,860	15,900	9,635
Fee waiver and/or expense reimbursement	(161,026)	(2,654)	(29,059)	(11,896)
Distribution fee waiver	(177,972)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

PGIM Jennison Diversified Growth Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,040,993)	$(886,810)
Net realized gain (loss) on investment and foreign currency transactions	31,127,356	20,641,824
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,109,668	48,986,883

Net increase (decrease) in net assets resulting from operations	47,196,031	68,741,897

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,280,438)	(38,290,414)
Class C	(436,263)	(1,024,198)
Class Z	(2,645,942)	(1,208,628)
Class R6	(137,228)	(294,436)

	(19,499,871)	(40,817,676)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	28,894,467	51,700,000
Net asset value of shares issued in reinvestment of dividends and distributions	19,265,530	40,364,544
Cost of shares purchased	(50,565,286)	(46,056,849)

Net increase (decrease) in net assets from Fund share transactions	(2,405,289)	46,007,695

Total increase (decrease)	25,290,871	73,931,916

Net Assets:
Beginning of year	412,651,884	338,719,968

End of year	$437,942,755	$412,651,884

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.58	$19.31	$15.19	$12.87	$19.58
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.05)	(0.08)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39	3.71	4.20	2.37	(2.57)
Total from investment operations	2.34	3.66	4.12	2.32	(2.66)
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)	(2.39)	-	-	(4.05)
Total dividends and distributions	(0.99)	(2.39)	-	-	(4.05)
Net asset value, end of year	$21.93	$20.58	$19.31	$15.19	$12.87
Total Return(b):	11.57%	20.08%	27.12%	18.03%	(18.23)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$353,881	$350,528	$318,526	$269,722	$248,177
Average net assets (000)	$355,943	$327,078	$291,082	$232,502	$298,732
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.89%	1.14%	1.21%	1.15%
Expenses before waivers and/or expense reimbursement	0.88%	0.95%	1.19%	1.26%	1.20%
Net investment income (loss)	(0.26)%	(0.25)%	(0.45)%	(0.38)%	(0.56)%
Portfolio turnover rate(d)	112%	122%	147%	156%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.77	$12.92	$10.27	$8.80	$14.73
Income (loss) from investment operations:
Net investment income (loss)	(0.16)	(0.16)	(0.18)	(0.13)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.46	2.40	2.83	1.60	(1.70)
Total from investment operations	1.30	2.24	2.65	1.47	(1.88)
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)	(2.39)	-	-	(4.05)
Total dividends and distributions	(0.99)	(2.39)	-	-	(4.05)
Net asset value, end of year	$13.08	$12.77	$12.92	$10.27	$8.80
Total Return(b):	10.45%	18.89%	25.80%	16.70%	(19.09)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,636	$5,673	$6,250	$5,009	$4,492
Average net assets (000)	$5,867	$5,729	$5,566	$4,246	$6,338
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.79%	1.89%	2.22%	2.37%	2.16%
Expenses before waivers and/or expense reimbursement	1.84%	1.90%	2.22%	2.37%	2.16%
Net investment income (loss)	(1.26)%	(1.25)%	(1.53)%	(1.54)%	(1.57)%
Portfolio turnover rate(d)	112%	122%	147%	156%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.93	$19.57	$15.37	$12.99	$19.71
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.01)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.44	3.76	4.26	2.40	(2.61)
Total from investment operations	2.42	3.75	4.20	2.38	(2.67)
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)	(2.39)	-	-	(4.05)
Total dividends and distributions	(0.99)	(2.39)	-	-	(4.05)
Net asset value, end of year	$22.36	$20.93	$19.57	$15.37	$12.99
Total Return(b):	11.71%	20.29%	27.33%	18.32%	(18.16)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$75,108	$53,668	$11,515	$6,901	$6,305
Average net assets (000)	$64,234	$18,098	$9,677	$4,952	$8,098
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61%	0.69%	1.00%	1.00%	0.96%
Expenses before waivers and/or expense reimbursement	0.66%	0.70%	1.04%	1.08%	0.96%
Net investment income (loss)	(0.09)%	(0.07)%	(0.32)%	(0.17)%	(0.36)%
Portfolio turnover rate(d)	112%	122%	147%	156%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund  13

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.98	$19.57	$15.37	$12.99	$19.70
Income (loss) from investment operations:
Net investment income (loss)	0.02 (b)	0.02 (b)	(0.06)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.44	3.78	4.26	2.40	(2.61)
Total from investment operations	2.46	3.80	4.20	2.38	(2.66)
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)	(2.39)	-	-	(4.05)
Total dividends and distributions	(0.99)	(2.39)	-	-	(4.05)
Net asset value, end of year	$22.45	$20.98	$19.57	$15.37	$12.99
Total Return(c):	11.93%	20.56%	27.33%	18.32%	(18.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,317	$2,783	$2,429	$1,008	$876
Average net assets (000)	$3,087	$2,523	$1,606	$722	$664
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.52%	1.00%	1.00%	0.96%
Expenses before waivers and/or expense reimbursement	0.83%	0.88%	1.35%	1.68%	1.81%
Net investment income (loss)	0.09%	0.12%	(0.33)%	(0.19)%	(0.34)%
Portfolio turnover rate(e)	112%	122%	147%	156%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Aerospace & Defense 2.6%
General Electric Co.	4,792	$1,725,455
Northrop Grumman Corp.	760	412,285

		2,137,740

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	6,039	892,141

Banks 8.0%
Bank of America Corp.	14,752	913,886
Citigroup, Inc.	11,287	1,494,963
JPMorgan Chase & Co.	7,135	2,510,022
PNC Financial Services Group, Inc. (The)	6,630	1,656,638

		6,575,509

Biotechnology 4.3%
AbbVie, Inc.	11,092	2,783,426
Amgen, Inc.	2,104	810,377

		3,593,803

Building Products 2.8%
Johnson Controls International PLC	15,778	2,314,002

Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	2,579	2,626,402
Morgan Stanley	2,305	485,018

		3,111,420

Chemicals 0.7%
Air Products & Chemicals, Inc.	1,993	587,716

Communications Equipment 4.0%
Cisco Systems, Inc.	28,178	3,268,366

Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	19,841	2,206,319

Diversified Telecommunication Services 2.6%
AT&T, Inc.	54,941	1,277,378
Verizon Communications, Inc.	19,361	906,289

		2,183,667

Electric Utilities 5.6%
Constellation Energy Corp.	2,627	690,244
Entergy Corp.	21,090	2,269,706
NextEra Energy, Inc.	9,752	847,644
PPL Corp.	23,156	815,323

		4,622,917

Electrical Equipment 2.9%
GE Vernova, Inc.	2,382	2,358,871

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 15

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 1.6%
Apollo Global Management, Inc.	4,430	$556,364
Mastercard, Inc. (Class A Stock)	1,360	779,416

		1,335,780

Food Products 0.8%
Hershey Co. (The)	3,780	661,689

Ground Transportation 1.1%
Union Pacific Corp.	3,161	923,423

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	1,243	336,406
Starbucks Corp.	12,685	1,335,096

		1,671,502

Independent Power & Renewable Electricity Producers 0.6%
Vistra Corp.	3,059	453,313

Industrial Conglomerates 1.9%
3M Co.	8,853	1,560,607

Insurance 1.4%
Chubb Ltd.	2,178	763,781
Marsh & McLennan Cos., Inc.	2,123	402,712

		1,166,493

Interactive Media & Services 2.5%
Alphabet, Inc. (Class A Stock)	5,875	2,092,264

IT Services 2.6%
International Business Machines Corp.	9,541	2,133,845

Leisure Products 1.9%
Hasbro, Inc.	16,950	1,592,283

Machinery 4.3%
Caterpillar, Inc.	2,659	2,166,580
Parker-Hannifin Corp.	1,456	1,421,827

		3,588,407

Metals & Mining 1.5%
Anglo American PLC (South Africa), ADR	47,804	1,197,490

Multi-Utilities 3.4%
CenterPoint Energy, Inc.	26,812	1,127,177
NiSource, Inc.	38,729	1,720,729

		2,847,906

Oil, Gas & Consumable Fuels 10.3%
Cameco Corp. (Canada)	9,480	818,882
Cheniere Energy, Inc.	6,551	1,726,647
Chevron Corp.	6,622	1,303,408
EQT Corp.	17,371	925,701
Shell PLC, ADR	14,613	1,344,104

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France)	12,593	$1,106,421
Williams Cos., Inc. (The)	18,018	1,289,008

		8,514,171

Personal Care Products 0.6%
Unilever PLC (United Kingdom), ADR	8,165	517,743

Pharmaceuticals 4.1%
AstraZeneca PLC (United Kingdom)	9,135	1,549,661
Eli Lilly & Co.	1,606	1,845,037

		3,394,698

Residential REITs 0.6%
Mid-America Apartment Communities, Inc.	3,691	488,467

Semiconductors & Semiconductor Equipment 9.8%
Analog Devices, Inc.	4,503	1,654,447
Applied Materials, Inc.	1,469	745,767
Broadcom, Inc.	2,820	1,097,770
NVIDIA Corp.	7,929	1,591,747
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,027	1,627,915
Texas Instruments, Inc.	5,079	1,400,483

		8,118,129

Software 0.4%
Microsoft Corp.	778	361,552

Specialty Retail 3.1%
Ross Stores, Inc.	5,569	1,398,209
TJX Cos., Inc. (The)	7,374	1,160,225

		2,558,434

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	7,542	2,329,799

TOTAL LONG-TERM INVESTMENTS (cost $50,562,517)		81,360,466

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $1,365,058)(wb)	1,365,058	1,365,058

TOTAL INVESTMENTS 100.0% (cost $51,927,575)		82,725,524
Liabilities in excess of other assets (0.0)%		(14,825)

NET ASSETS 100.0%		$ 82,710,699

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 17

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,137,740	$—	$—
Air Freight & Logistics	892,141	—	—
Banks	6,575,509	—	—
Biotechnology	3,593,803	—	—
Building Products	2,314,002	—	—
Capital Markets	3,111,420	—	—
Chemicals	587,716	—	—
Communications Equipment	3,268,366	—	—
Consumer Staples Distribution & Retail	2,206,319	—	—
Diversified Telecommunication Services	2,183,667	—	—
Electric Utilities	4,622,917	—	—
Electrical Equipment	2,358,871	—	—
Financial Services	1,335,780	—	—
Food Products	661,689	—	—
Ground Transportation	923,423	—	—
Hotels, Restaurants & Leisure	1,671,502	—	—
Independent Power & Renewable Electricity Producers	453,313	—	—
Industrial Conglomerates	1,560,607	—	—
Insurance	1,166,493	—	—
Interactive Media & Services	2,092,264	—	—
IT Services	2,133,845	—	—
Leisure Products	1,592,283	—	—
Machinery	3,588,407	—	—
Metals & Mining	1,197,490	—	—
Multi-Utilities	2,847,906	—	—
Oil, Gas & Consumable Fuels	8,514,171	—	—
Personal Care Products	517,743	—	—
Pharmaceuticals	3,394,698	—	—
Residential REITs	488,467	—	—
Semiconductors & Semiconductor Equipment	8,118,129	—	—
Software	361,552	—	—
Specialty Retail	2,558,434	—	—
Technology Hardware, Storage & Peripherals	2,329,799	—	—
Short-Term Investment
Affiliated Mutual Fund	1,365,058	—	—

Total	$82,725,524	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Oil, Gas & Consumable Fuels	10.3%
Semiconductors & Semiconductor Equipment	9.8
Banks	8.0
Electric Utilities	5.6
Biotechnology	4.3
Machinery	4.3
Pharmaceuticals	4.1
Communications Equipment	4.0

Capital Markets	3.8%
Multi-Utilities	3.4
Specialty Retail	3.1
Electrical Equipment	2.9
Technology Hardware, Storage & Peripherals	2.8
Building Products	2.8
Consumer Staples Distribution & Retail	2.7
Diversified Telecommunication Services	2.6

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2026

Investment Allocation (continued):

Aerospace & Defense	2.6%
IT Services	2.6
Interactive Media & Services	2.5
Hotels, Restaurants & Leisure	2.0
Leisure Products	1.9
Industrial Conglomerates	1.9
Financial Services	1.6
Affiliated Mutual Fund	1.6
Metals & Mining	1.5
Insurance	1.4
Ground Transportation	1.1
Air Freight & Logistics	1.1
Food Products	0.8

Chemicals	0.7%
Personal Care Products	0.6
Residential REITs	0.6
Independent Power & Renewable Electricity Producers	0.6
Software	0.4

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 19

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $50,562,517)	$81,360,466
Affiliated investments (cost $1,365,058)	1,365,058
Dividends receivable	94,101
Tax reclaim receivable	33,267
Receivable for Fund shares sold	8,562
Prepaid expenses	77

Total Assets	82,861,531

Liabilities
Management fee payable	48,285
Distribution fee payable	28,156
Audit fee payable	27,721
Custodian and accounting fees payable	12,254
Shareholders’ reports payable	11,539
Transfer agent fee payable	6,799
Payable for Fund shares purchased	5,125
Accrued expenses and other liabilities	4,663
Professional fees payable	4,357
Affiliated transfer agent fee payable	1,065
Trustees’ fees payable	868

Total Liabilities	150,832

Net Assets	$82,710,699

Net assets were comprised of:
Shares of beneficial interest, at par	$4,049
Paid-in capital in excess of par	49,512,586
Total distributable earnings (loss)	33,194,064

Net assets, July 31, 2026	$82,710,699

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class A

Net asset value, offering price and redemption price per share, ($48,536,559 ÷ 2,367,712 shares of beneficial interest issued and outstanding)	$20.50
Maximum sales charge (5.50% of offering price)	1.19

Maximum offering price to public	$21.69

Class C

Net asset value, offering price and redemption price per share, ($20,650,028 ÷ 1,022,128 shares of beneficial interest issued and outstanding)	$20.20

Class Z

Net asset value, offering price and redemption price per share, ($12,719,813 ÷ 619,977 shares of beneficial interest issued and outstanding)	$20.52

Class R6

Net asset value, offering price and redemption price per share, ($804,299 ÷ 39,225 shares of beneficial interest issued and outstanding)	$20.50

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund  21

PGIM Jennison Rising Dividend Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $15,770 foreign withholding tax)	$1,390,843
Affiliated dividend income	39,175
Income from securities lending, net (including affiliated income of $5,966)	6,785

Total income	1,436,803

Expenses
Management fee	600,925
Distribution fee(a)	346,607
Transfer agent’s fees and expenses (including affiliated expense of $12,174)(a)	83,108
Registration fees(a)	42,983
Custodian and accounting fees	35,909
Professional fees	33,866
Audit fee	27,722
Shareholders’ reports	17,872
Trustees’ fees	10,550
Miscellaneous	21,749

Total expenses	1,221,291
Less: Fee waiver and/or expense reimbursement(a)	(107,030)
Distribution fee waiver(a)	(23,294)

Net expenses	1,090,967

Net investment income (loss)	345,836

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $628)	3,283,008
Foreign currency transactions	111

3,283,119

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6))	9,396,161
Foreign currencies	(109)

9,396,052

Net gain (loss) on investment and foreign currency transactions	12,679,171

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,025,007

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	139,767	206,840	—	—
Transfer agent’s fees and expenses	41,514	25,940	14,839	815
Registration fees	15,162	9,079	12,456	6,286
Fee waiver and/or expense reimbursement	(45,381)	(30,156)	(24,578)	(6,915)
Distribution fee waiver	(23,294)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$345,836	$433,620
Net realized gain (loss) on investment and foreign currency transactions	3,283,119	5,755,755
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,396,052	2,151,588

Net increase (decrease) in net assets resulting from operations	13,025,007	8,340,963

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,651,142)	(5,779,649)
Class C	(1,103,526)	(2,705,475)
Class Z	(530,161)	(1,316,709)
Class R6	(48,980)	(188,588)

	(4,333,809)	(9,990,421)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,507,759	18,015,477
Net asset value of shares issued in reinvestment of dividends and distributions	4,323,036	9,970,486
Cost of shares purchased	(15,088,847)	(15,854,427)

Net increase (decrease) in net assets from Fund share transactions	2,741,948	12,131,536

Total increase (decrease)	11,433,146	10,482,078

Net Assets:
Beginning of year	71,277,553	60,795,475

End of year	$82,710,699	$71,277,553

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 23

PGIM Jennison Rising Dividend Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):	$18.33	$19.01	$16.04		$16.12		$18.00
Net Asset Value, Beginning of Year
Income (loss) from investment operations:	0.12	0.15	0.14		0.16		0.12
Net investment income (loss)	3.19	2.09	3.02		(0.08)		(0.53	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.31	2.24	3.16		0.08		(0.41)
Total from investment operations
Less Dividends and Distributions:	(0.12)	(0.14)	(0.19)		(0.16)		(0.11)
Dividends from net investment income	(1.02)	(2.78)	-		-		(1.36)
Distributions from net realized gains	(1.14)	(2.92)	(0.19)		(0.16)		(1.47)
Total dividends and distributions	$20.50	$18.33	$19.01		$16.04		$16.12
Net asset value, end of year	18.70%	13.45%	19.84%		0.55%		(2.69)%
Total Return(c):

Ratios/Supplemental Data:	$48,537	$43,538	$35,601		$28,354		$22,003
Net assets, end of year (000)	$46,589	$39,624	$30,602		$25,464		$17,151
Average net assets (000)
Ratios to average net assets(d):	1.24%	1.24%	1.28	%(e)	1.25	%(e)	1.24%
Expenses after waivers and/or expense reimbursement	1.39%	1.45%	1.54%		1.38%		1.63%
Expenses before waivers and/or expense reimbursement	0.61%	0.82%	0.80%		1.01%		0.71%
Net investment income (loss)	26%	44%	50%		106%		99%
Portfolio turnover rate(f)

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class C Shares

	Year Ended July 31,

	2026		2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.11		$18.83	$15.89		$15.97		$17.88
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	0.01	-	(c)	0.04	(b)	(0.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.15		2.07	3.01		(0.07	)(d)	(0.53	)(d)
Total from investment operations	3.12		2.08	3.01		(0.03)		(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.07)		(0.05)		(0.01)
Distributions from net realized gains	(1.02)		(2.78)	-		-		(1.36)
Total dividends and distributions	(1.03)		(2.80)	(0.07)		(0.05)		(1.37)
Net asset value, end of year	$20.20		$18.11	$18.83		$15.89		$15.97
Total Return(e):	17.79%		12.60%	18.91%		(0.14)%		(3.46)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,650		$20,401	$14,311		$5,374		$4,001
Average net assets (000)	$20,684		$18,378	$8,543		$4,788		$2,803
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.99%		1.99%	2.02	%(g)	2.00	%(g)	1.99%
Expenses before waivers and/or expense reimbursement	2.14%		2.18%	2.31%		2.24%		2.66%
Net investment income (loss)	(0.13)%		0.07%	0.02%		0.26%		(0.05)%
Portfolio turnover rate(h)	26%		44%	50%		106%		99%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 25

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.35	$19.03	$16.04		$16.13		$18.01
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.19	0.19		0.29		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.19	2.10	3.03		(0.19)		(0.55	)(b)
Total from investment operations	3.36	2.29	3.22		0.10		(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.23)		(0.19)		(0.15)
Distributions from net realized gains	(1.02)	(2.78)	-		-		(1.36)
Total dividends and distributions	(1.19)	(2.97)	(0.23)		(0.19)		(1.51)
Net asset value, end of year	$20.52	$18.35	$19.03		$16.04		$16.13
Total Return(c):	18.98%	13.74%	20.18%		0.75%		(2.46)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,720	$6,436	$9,480		$13,513		$156,090
Average net assets (000)	$9,454	$8,091	$9,853		$31,371		$44,393
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	1.05	%(e)	1.00	%(e)	0.99%
Expenses before waivers and/or expense reimbursement	1.25%	1.30%	1.34%		1.08%		1.19%
Net investment income (loss)	0.85%	1.06%	1.10%		1.84%		1.08%
Portfolio turnover rate(f)	26%	44%	50%		106%		99%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.06% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.34	$19.02	$16.04		$16.12	$18.01
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.19	0.19		0.20	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.18	2.10	3.02		(0.07)	(0.55	)(b)
Total from investment operations	3.35	2.29	3.21		0.13	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.23)		(0.21)	(0.15)
Distributions from net realized gains	(1.02)	(2.78)	-		-	(1.36)
Total dividends and distributions	(1.19)	(2.97)	(0.23)		(0.21)	(1.51)
Net asset value, end of year	$20.50	$18.34	$19.02		$16.04	$16.12
Total Return(c):	18.93%	13.75%	20.13%		0.95%	(2.49)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$804	$902	$1,403		$138,646	$17
Average net assets (000)	$812	$1,129	$51,270		$135,960	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	1.06	%(e)	0.89%	0.99%
Expenses before waivers and/or expense reimbursement	1.84%	1.72%	1.10%		0.89%	37.99%
Net investment income (loss)	0.87%	1.06%	1.15%		1.26%	0.97%
Portfolio turnover rate(f)	26%	44%	50%		106%	99%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 27

PGIM Target Date Income Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 93.8%

AFFILIATED EXCHANGE-TRADED FUND 23.3%

Fixed Income
PGIM Total Return Bond ETF (cost $5,782,123)	137,373	$5,596,576

AFFILIATED MUTUAL FUNDS 70.5%

Domestic Equity 17.6%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	73,870	3,876,717
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	32,027	360,629

		4,237,346

Fixed Income 40.5%
PGIM Core Conservative Bond Fund (Class R6)	357,167	3,021,633
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	135,649	1,201,847
PGIM TIPS Fund (Class R6)	683,308	5,527,958

		9,751,438

International Equity 12.4%
PGIM Global Real Estate Fund (Class R6)	71,731	1,666,313
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	70,122	1,313,377

		2,979,690

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,536,280)		16,968,474

TOTAL LONG-TERM INVESTMENTS (cost $20,318,403)		22,565,050

SHORT-TERM INVESTMENT 6.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,508,546)	1,508,546	1,508,546

TOTAL INVESTMENTS 100.1% (cost $21,826,949)(wa)		24,073,596
Liabilities in excess of other assets (0.1)%		(23,861)

NET ASSETS 100.0%		$24,049,735

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$5,596,576	$—	$—
Affiliated Mutual Funds
Domestic Equity	4,237,346	—	—
Fixed Income	9,751,438	—	—

See Notes to Financial Statements.

PGIM Target Date Income Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
International Equity	$2,979,690	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,508,546	—	—

Total	$24,073,596	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Fixed Income	63.8%
Domestic Equity	17.6

International Equity	12.4%
Short-Term	6.3

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date Income Fund  29

PGIM Target Date Income Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $21,826,949)	$24,073,596
Receivable for investments sold	56,366
Dividends receivable	21,365
Due from Manager	13,068
Receivable for Fund shares sold	526
Prepaid expenses	79

Total Assets	24,165,000

Liabilities
Payable for investments purchased	53,739
Audit fee payable	21,038
Custodian and accounting fees payable	18,482
Shareholders’ reports fee payable	6,480
Professional fees payable	5,390
Accrued expenses and other liabilities	5,026
Transfer agent fee payable	1,512
Fund data services payable	1,402
Payable for Fund shares purchased	1,107
Trustees’ fees payable	827
Distribution fee payable	142
Affiliated transfer agent fee payable	120

Total Liabilities	115,265

Net Assets	$24,049,735

Net assets were comprised of:
Shares of beneficial interest, at par	$2,206
Paid-in capital in excess of par	24,010,806
Total distributable earnings (loss)	36,723

Net assets, July 31, 2026	$24,049,735

See Notes to Financial Statements.

PGIM Target Date Income Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($145,179 ÷ 13,347 shares of beneficial interest issued and outstanding)	$10.88

Class R2
Net asset value, offering price and redemption price per share, ($91,526 ÷ 8,413 shares of beneficial interest issued and outstanding)	$10.88

Class R3
Net asset value, offering price and redemption price per share, ($727,577 ÷ 66,837 shares of beneficial interest issued and outstanding)	$10.89

Class R4
Net asset value, offering price and redemption price per share, ($50,101 ÷ 4,602 shares of beneficial interest issued and outstanding)	$10.89

Class R5
Net asset value, offering price and redemption price per share, ($59,488 ÷ 5,465 shares of beneficial interest issued and outstanding)	$10.89

Class R6
Net asset value, offering price and redemption price per share, ($22,975,864 ÷ 2,107,244 shares of beneficial interest issued and outstanding)	$10.90

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date Income Fund  31

PGIM Target Date Income Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,095,274

Expenses
Distribution fee(a)	1,627
Shareholder servicing fees(a)	736
Custodian and accounting fees	58,744
Professional fees	30,867
Audit fee	21,037
Registration fees(a)	17,445
Shareholders’ reports	16,186
Trustees’ fees	9,961
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $1,488)(a)	5,662
Commitment fees	4,676
Miscellaneous	3,448

Total expenses	178,916
Less: Fee waiver and/or expense reimbursement(a)	(174,761)

Net expenses	4,155

Net investment income (loss)	1,091,119

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(5,183)

Net capital gain distributions received	285,379

Payment from Manager	16,673

296,869

Net change in unrealized appreciation (depreciation) on investments	1,094,570

Net gain (loss) on investment transactions	1,391,439

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,482,558

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	758	221	648	—	—	—
Shareholder servicing fees	112	—	624	—	—	—
Registration fees	2,874	2,874	2,874	2,874	2,874	3,075
Transfer agent’s fees and expenses	325	307	1,128	67	2,187	1,648
Fee waiver and/or expense reimbursement	(3,928)	(3,541)	(7,260)	(3,138)	(9,828)	(147,066)

See Notes to Financial Statements.

PGIM Target Date Income Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,091,119	$773,501
Net realized gain (loss) on investment transactions	296,869	(117,856)
Net change in unrealized appreciation (depreciation) on investments	1,094,570	962,061

Net increase (decrease) in net assets resulting from operations	2,482,558	1,617,706

Dividends and Distributions
Distributions from distributable earnings
Class R1	(6,703)	(2,299)
Class R2	(4,012)	(2,263)
Class R3	(30,057)	(13,752)
Class R4	(2,311)	(1,792)
Class R5	(54,913)	(57,253)
Class R6	(1,242,848)	(976,298)

	(1,340,844)	(1,053,657)

Fund share transactions
Net proceeds from shares sold	3,912,087	1,628,917
Net asset value of shares issued in reinvestment of dividends and distributions	1,340,844	1,053,657
Net asset value of shares issued in merger	—	9,918,105
Cost of shares purchased	(7,459,770)	(5,604,374)

Net increase (decrease) in net assets from Fund share transactions	(2,206,839)	6,996,305

Total increase (decrease)	(1,065,125)	7,560,354

Net Assets:
Beginning of year	25,114,860	17,554,506

End of year	$24,049,735	$25,114,860

See Notes to Financial Statements.

PGIM Target Date Income Fund 33

PGIM Target Date Income Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.41	$10.31	$9.92		$10.64	$12.13
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.30	0.30		0.38	0.47
Net realized and unrealized gain (loss) on investment transactions	0.55	0.32	0.42		(0.45)	(1.08)
Total from investment operations	0.94	0.62	0.72		(0.07)	(0.61)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.32)	(0.30)		(0.40)	(0.68)
Distributions from net realized gains	(0.10)	(0.20)	(0.03)		(0.25)	(0.20)
Total dividends and distributions	(0.47)	(0.52)	(0.33)		(0.65)	(0.88)
Net asset value, end of year	$10.88	$10.41	$10.31		$9.92	$10.64
Total Return(b):	9.14%	6.17%	7.45%		(0.34)%	(5.43)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$145	$164	$28		$26	$26
Average net assets (000)	$151	$53	$26		$25	$27
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.66%	0.69	%(d)	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	3.27%	3.64%	12.81%		12.92%	15.10%
Net investment income (loss)	3.59%	2.86%	3.01%		3.88%	4.09%
Portfolio turnover rate(e)	67%	30%	38%		25%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.41	$10.31	$9.92		$10.64	$12.13
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.31	0.32		0.40	0.58
Net realized and unrealized gain (loss) on investment transactions	0.55	0.33	0.43		(0.44)	(1.16)
Total from investment operations	0.96	0.64	0.75		(0.04)	(0.58)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.34)	(0.33)		(0.43)	(0.71)
Distributions from net realized gains	(0.10)	(0.20)	(0.03)		(0.25)	(0.20)
Total dividends and distributions	(0.49)	(0.54)	(0.36)		(0.68)	(0.91)
Net asset value, end of year	$10.88	$10.41	$10.31		$9.92	$10.64
Total Return(b):	9.41%	6.44%	7.71%		(0.08)%	(5.20)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$92	$84	$31		$33	$48
Average net assets (000)	$89	$60	$31		$37	$1,373
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43%	0.41%	0.44	%(d)	0.51%	0.51%
Expenses before waivers and/or expense reimbursement	4.43%	3.45%	11.50%		10.74%	1.28%
Net investment income (loss)	3.84%	3.07%	3.29%		4.07%	4.96%
Portfolio turnover rate(e)	67%	30%	38%		25%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 35

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.42	$10.31	$9.92		$10.65	$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.34 (b)	0.34		0.42	0.47
Net realized and unrealized gain (loss) on investment transactions	0.55	0.33 (c)	0.42		(0.46)	(1.03)
Total from investment operations	0.98	0.67	0.76		(0.04)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.36)	(0.34)		(0.44)	(0.73)
Distributions from net realized gains	(0.10)	(0.20)	(0.03)		(0.25)	(0.20)
Total dividends and distributions	(0.51)	(0.56)	(0.37)		(0.69)	(0.93)
Net asset value, end of year	$10.89	$10.42	$10.31		$9.92	$10.65
Total Return(d):	9.57%	6.69%	7.87%		(0.03)%	(5.03)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$728	$573	$189		$169	$160
Average net assets (000)	$648	$288	$176		$157	$196
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.28%	0.26%	0.29	%(f)	0.36%	0.36%
Expenses before waivers and/or expense reimbursement	1.40%	1.45%	2.91%		2.62%	2.49%
Net investment income (loss)	4.00%	3.29%	3.41%		4.26%	4.19%
Portfolio turnover rate(g)	67%	30%	38%		25%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.42	$10.31	$9.92		$10.65	$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.35 (b)	0.35		0.43	0.52
Net realized and unrealized gain (loss) on investment transactions	0.55	0.33 (c)	0.42		(0.46)	(1.07)
Total from investment operations	0.99	0.68	0.77		(0.03)	(0.55)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.37)	(0.35)		(0.45)	(0.74)
Distributions from net realized gains	(0.10)	(0.20)	(0.03)		(0.25)	(0.20)
Total dividends and distributions	(0.52)	(0.57)	(0.38)		(0.70)	(0.94)
Net asset value, end of year	$10.89	$10.42	$10.31		$9.92	$10.65
Total Return(d):	9.68%	6.80%	7.97%		0.07%	(4.94)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$50	$46	$28		$26	$26
Average net assets (000)	$48	$38	$27		$25	$27
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.18%	0.15%	0.19	%(f)	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	6.66%	4.08%	12.00%		12.18%	14.28%
Net investment income (loss)	4.09%	3.44%	3.51%		4.38%	4.59%
Portfolio turnover rate(g)	67%	30%	38%		25%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 37

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.42	$10.31	$9.92		$10.64	$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.37 (b)	0.36		0.44	0.53
Net realized and unrealized gain (loss) on investment transactions	0.59	0.32 (c)	0.42		(0.45)	(1.08)
Total from investment operations	1.00	0.69	0.78		(0.01)	(0.55)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.38)	(0.36)		(0.46)	(0.75)
Distributions from net realized gains	(0.10)	(0.20)	(0.03)		(0.25)	(0.20)
Total dividends and distributions	(0.53)	(0.58)	(0.39)		(0.71)	(0.95)
Net asset value, end of year	$10.89	$10.42	$10.31		$9.92	$10.64
Total Return(d):	9.78%	6.92%	8.08%		0.27%	(4.93)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$59	$1,384	$972		$933	$931
Average net assets (000)	$952	$1,134	$930		$899	$944
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.09%	0.05%	0.09	%(f)	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	1.12%	0.92%	1.37%		1.18%	1.05%
Net investment income (loss)	3.89%	3.56%	3.61%		4.48%	4.67%
Portfolio turnover rate(g)	67%	30%	38%		25%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.44		$10.33		$9.94		$10.66		$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.45		0.37	(b)	0.37		0.46	(b)	0.55
Net realized and unrealized gain (loss) on investment transactions	0.56		0.33	(c)	0.43		(0.45	)(c)	(1.08)
Total from investment operations	1.01		0.70		0.80		0.01		(0.53)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.39)		(0.38)		(0.48)		(0.77)
Distributions from net realized gains	(0.10)		(0.20)		(0.03)		(0.25)		(0.20)
Total dividends and distributions	(0.55)		(0.59)		(0.41)		(0.73)		(0.97)
Net asset value, end of year	$10.90		$10.44		$10.33		$9.94		$10.66
Total Return(d):	10.04%		6.96%		8.22%		0.43%		(4.78)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,976		$22,865		$16,306		$21,305		$23,236
Average net assets (000)	$24,249		$20,087		$18,746		$21,430		$25,990
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.02	%(f)	0.01	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(h)	0.00	%(h)	0.02	%(f)(h)	0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.61%		0.71%		0.85%		0.71%		0.52%
Net investment income (loss)	4.20%		3.58%		3.69%		4.65%		4.82%
Portfolio turnover rate(i)	67%		30%		38%		25%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund  39

PGIM Target Date 2020 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 94.8%

AFFILIATED EXCHANGE-TRADED FUND 23.1%
Fixed Income
PGIM Total Return Bond ETF (cost $6,958,938)	165,424	$6,739,374

AFFILIATED MUTUAL FUNDS 71.7%
Domestic Equity 21.5%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	108,118	5,674,027
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	51,707	582,225

		6,256,252

Fixed Income 36.2%
PGIM Core Conservative Bond Fund (Class R6)	359,986	3,045,481
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	164,251	1,455,260
PGIM TIPS Fund (Class R6)	746,805	6,041,654

		10,542,395

International Equity 14.0%
PGIM Global Real Estate Fund (Class R6)	86,857	2,017,684
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	109,608	2,052,949

		4,070,633

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,272,658)		20,869,280

TOTAL LONG-TERM INVESTMENTS (cost $24,231,596)		27,608,654

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,524,229)	1,524,229	1,524,229

TOTAL INVESTMENTS 100.0% (cost $25,755,825)(wa)		29,132,883
Liabilities in excess of other assets (0.0)%		(6,045)

NET ASSETS 100.0%		$29,126,838

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded
Fund Fixed Income	$ 6,739,374	$—	$—
Affiliated Mutual Funds
Domestic Equity	6,256,252	—	—
Fixed Income	10,542,395	—	—

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
International Equity	$ 4,070,633	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,524,229	—	—

Total	$29,132,883	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Fixed Income	59.3%
Domestic Equity	21.5

International Equity	14.0%
Short-Term	5.2

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 41

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $25,755,825)	$29,132,883
Receivable for investments sold	78,983
Dividends receivable	25,723
Due from Manager	17,213
Receivable for Fund shares sold	10
Prepaid expenses	77

Total Assets	29,254,889

Liabilities
Payable for investments purchased	72,580
Audit fee payable	21,039
Custodian and accounting fees payable	18,460
Shareholders’ reports fee payable	6,371
Professional fees payable	5,022
Accrued expenses and other liabilities	3,527
Trustees’ fees payable	824
Affiliated transfer agent fee payable	98
Distribution fee payable	95
Payable for Fund shares purchased	35

Total Liabilities	128,051

Net Assets	$29,126,838

Net assets were comprised of:
Shares of beneficial interest, at par	$2,657
Paid-in capital in excess of par	28,064,577
Total distributable earnings (loss)	1,059,604

Net assets, July 31, 2026	$29,126,838

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($25,046 ÷ 2,288 shares of beneficial interest issued and outstanding)	$10.95

Class R2

Net asset value, offering price and redemption price per share, ($121,620 ÷ 11,092 shares of beneficial interest issued and outstanding)	$10.96

Class R3

Net asset value, offering price and redemption price per share, ($698,296 ÷ 63,523 shares of beneficial interest issued and outstanding)	$10.99

Class R4

Net asset value, offering price and redemption price per share, ($46,907 ÷ 4,262 shares of beneficial interest issued and outstanding)	$11.01

Class R5

Net asset value, offering price and redemption price per share, ($18,625 ÷ 1,692 shares of beneficial interest issued and outstanding)	$11.01

Class R6

Net asset value, offering price and redemption price per share, ($28,216,344 ÷ 2,573,933 shares of beneficial interest issued and outstanding)	$10.96

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund  43

PGIM Target Date 2020 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,315,458

Expenses
Distribution fee(a)	1,080
Shareholder servicing fees(a)	750
Custodian and accounting fees	58,551
Professional fees	34,893
Audit fee	21,037
Registration fees(a)	17,749
Shareholders’ reports	16,387
Trustees’ fees	10,008
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $1,194)(a)	6,360
Miscellaneous	7,964

Total expenses	183,306
Less: Fee waiver and/or expense reimbursement(a)	(179,345)

Net expenses	3,961

Net investment income (loss)	1,311,497

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	620,612
Net capital gain distributions received	472,161
Payment from Manager	20,561

1,113,334

Net change in unrealized appreciation (depreciation) on investments	975,716

Net gain (loss) on investment transactions	2,089,050

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,400,547

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	89	268	723	—	—	—
Shareholder servicing fees	—	—	720	30	—	—
Registration fees	2,875	3,174	2,875	2,875	2,875	3,075
Transfer agent’s fees and expenses	93	136	1,163	147	3,335	1,486
Fee waiver and/or expense reimbursement	(3,024)	(3,646)	(6,983)	(3,193)	(11,721)	(150,778)

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,311,497	$1,212,923
Net realized gain (loss) on investment transactions	1,113,334	(31,223)
Net change in unrealized appreciation (depreciation) on investments	975,716	1,241,754

Net increase (decrease) in net assets resulting from operations	3,400,547	2,423,454

Dividends and Distributions
Distributions from distributable earnings Class R1	(641)	(1,557)
Class R2	(4,234)	(8,819)
Class R3	(33,353)	(89,524)
Class R4	(1,935)	(3,538)
Class R5	(94,032)	(280,411)
Class R6	(1,436,918)	(3,473,443)

	(1,571,113)	(3,857,292)

Fund share transactions
Net proceeds from shares sold	2,386,087	3,408,724
Net asset value of shares issued in reinvestment of dividends and distributions	1,571,113	3,857,292
Cost of shares purchased	(10,428,868)	(7,548,523)

Net increase (decrease) in net assets from Fund share transactions	(6,471,668)	(282,507)

Total increase (decrease)	(4,642,234)	(1,716,345)

Net Assets:
Beginning of year	33,769,072	35,485,417

End of year	$29,126,838	$33,769,072

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 45

PGIM Target Date 2020 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.34	$10.83	$10.33		$11.12	$12.82
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.30 (b)	0.29		0.37	0.47
Net realized and unrealized gain (loss) on investment transactions	0.66	0.37 (c)	0.54		(0.35)	(1.08)
Total from investment operations	1.03	0.67	0.83		0.02	(0.61)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.38)	(0.29)		(0.41)	(0.72)
Distributions from net realized gains	(0.08)	(0.78)	(0.04)		(0.40)	(0.37)
Total dividends and distributions	(0.42)	(1.16)	(0.33)		(0.81)	(1.09)
Net asset value, end of year	$10.95	$10.34	$10.83		$10.33	$11.12
Total Return(d):	10.17%	6.71%	8.22%		0.72%	(5.37)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25	$16	$15		$13	$13
Average net assets (000)	$18	$15	$14		$13	$14
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.68%	0.65%	0.69	%(f)	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	17.68%	22.66%	23.34%		23.81%	27.64%
Net investment income (loss)	3.41%	2.91%	2.80%		3.64%	3.94%
Portfolio turnover rate(g)	58%	35%	43%		24%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.36	$10.85	$10.35		$11.14	$12.83
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.33 (b)	0.32		0.42	0.57
Net realized and unrealized gain (loss) on investment transactions	0.66	0.37 (c)	0.54		(0.37)	(1.14)
Total from investment operations	1.05	0.70	0.86		0.05	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.41)	(0.32)		(0.44)	(0.75)
Distributions from net realized gains	(0.08)	(0.78)	(0.04)		(0.40)	(0.37)
Total dividends and distributions	(0.45)	(1.19)	(0.36)		(0.84)	(1.12)
Net asset value, end of year	$10.96	$10.36	$10.85		$10.35	$11.14
Total Return(d):	10.43%	7.00%	8.47%		0.94%	(5.05)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$122	$92	$75		$58	$55
Average net assets (000)	$107	$83	$68		$70	$3,140
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43%	0.40%	0.43	%(f)	0.51%	0.51%
Expenses before waivers and/or expense reimbursement	3.83%	5.12%	5.85%		6.89%	0.83%
Net investment income (loss)	3.66%	3.16%	3.05%		4.07%	4.69%
Portfolio turnover rate(g)	58%	35%	43%		24%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 47

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.38	$10.87	$10.37		$11.17	$12.86
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.35 (b)	0.33		0.43	0.52
Net realized and unrealized gain (loss) on investment transactions	0.65	0.37 (c)	0.54		(0.37)	(1.07)
Total from investment operations	1.07	0.72	0.87		0.06	(0.55)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.43)	(0.33)		(0.46)	(0.77)
Distributions from net realized gains	(0.08)	(0.78)	(0.04)		(0.40)	(0.37)
Total dividends and distributions	(0.46)	(1.21)	(0.37)		(0.86)	(1.14)
Net asset value, end of year	$10.99	$10.38	$10.87		$10.37	$11.17
Total Return(d):	10.57%	7.14%	8.61%		1.07%	(4.89)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$698	$746	$808		$999	$1,099
Average net assets (000)	$724	$766	$891		$1,002	$1,228
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.28%	0.25%	0.29	%(f)	0.36%	0.36%
Expenses before waivers and/or expense reimbursement	1.24%	1.22%	1.17%		0.75%	0.65%
Net investment income (loss)	3.86%	3.37%	3.22%		4.15%	4.37%
Portfolio turnover rate(g)	58%	35%	43%		24%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.39	$10.89	$10.38		$11.18	$12.87
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.35 (b)	0.34		0.42	0.53
Net realized and unrealized gain (loss) on investment transactions	0.67	0.37 (c)	0.55		(0.35)	(1.06)
Total from investment operations	1.09	0.72	0.89		0.07	(0.53)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.44)	(0.34)		(0.47)	(0.79)
Distributions from net realized gains	(0.08)	(0.78)	(0.04)		(0.40)	(0.37)
Total dividends and distributions	(0.47)	(1.22)	(0.38)		(0.87)	(1.16)
Net asset value, end of year	$11.01	$10.39	$10.89		$10.38	$11.18
Total Return(d):	10.76%	7.15%	8.80%		1.17%	(4.79)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47	$42	$29		$14	$14
Average net assets (000)	$45	$35	$18		$13	$14
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.18%	0.15%	0.17	%(f)	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	7.26%	9.96%	17.47%		22.64%	26.44%
Net investment income (loss)	3.89%	3.39%	3.30%		4.13%	4.44%
Portfolio turnover rate(g)	58%	35%	43%		24%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 49

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.40	$10.89	$10.38		$11.18	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.37	0.35		0.44	0.55
Net realized and unrealized gain (loss) on investment transactions	0.70	0.37	0.55		(0.36)	(1.08)
Total from investment operations	1.10	0.74	0.90		0.08	(0.53)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.45)	(0.35)		(0.48)	(0.80)
Distributions from net realized gains	(0.08)	(0.78)	(0.04)		(0.40)	(0.37)
Total dividends and distributions	(0.49)	(1.23)	(0.39)		(0.88)	(1.17)
Net asset value, end of year	$11.01	$10.40	$10.89		$10.38	$11.18
Total Return(b):	10.77%	7.36%	8.91%		1.28%	(4.77)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$19	$2,749	$2,933		$2,923	$2,967
Average net assets (000)	$1,489	$2,552	$2,866		$2,874	$3,448
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09%	0.05%	0.09	%(d)	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.88%	0.75%	0.69%		0.62%	0.50%
Net investment income (loss)	3.74%	3.49%	3.42%		4.24%	4.58%
Portfolio turnover rate(e)	58%	35%	43%		24%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.35		$10.85		$10.35		$11.15		$12.84
Income (loss) from investment operations:
Net investment income (loss)	0.44		0.37		0.36		0.45		0.56
Net realized and unrealized gain (loss) on investment transactions	0.67		0.37		0.55		(0.35)		(1.06)
Total from investment operations	1.11		0.74		0.91		0.10		(0.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.46)		(0.37)		(0.50)		(0.82)
Distributions from net realized gains	(0.08)		(0.78)		(0.04)		(0.40)		(0.37)
Total dividends and distributions	(0.50)		(1.24)		(0.41)		(0.90)		(1.19)
Net asset value, end of year	$10.96		$10.35		$10.85		$10.35		$11.15
Total Return(b):	10.98%		7.45%		8.99%		1.46%		(4.56)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$28,216		$30,125		$31,627		$37,314		$46,728
Average net assets (000)	$29,922		$30,592		$33,316		$40,751		$54,565
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(d)	0.01	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.01	%(d)(f)	0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.50%		0.48%		0.46%		0.37%		0.25%
Net investment income (loss)	4.08%		3.58%		3.51%		4.43%		4.71%
Portfolio turnover rate(g)	58%		35%		43%		24%		45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 51

PGIM Target Date 2025 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 95.6%

AFFILIATED EXCHANGE-TRADED FUND 21.2%
Fixed Income
PGIM Total Return Bond ETF (cost $9,077,420)	215,731	$8,788,881

AFFILIATED MUTUAL FUNDS 74.4%
Domestic Equity 26.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	39,465	663,794
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	186,199	9,771,744
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	61,772	695,555

		11,131,093

Fixed Income 32.0%
PGIM Core Conservative Bond Fund (Class R6)	447,540	3,786,192
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	196,222	1,738,527
PGIM TIPS Fund (Class R6)	955,693	7,731,559

		13,256,278

International Equity 15.5%
PGIM Global Real Estate Fund (Class R6)	109,414	2,541,677
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	208,582	3,906,737

		6,448,414

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,620,736)		30,835,785

TOTAL LONG-TERM INVESTMENTS (cost $33,698,156)		39,624,666

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,779,638)	1,779,638	1,779,638

TOTAL INVESTMENTS 99.9% (cost $35,477,794)(wa)		41,404,304
Other assets in excess of liabilities 0.1%		33,321

NET ASSETS 100.0%		$41,437,625

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$ 8,788,881	$—	$—
Affiliated Mutual Funds
Domestic Equity	11,131,093	—	—

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Fixed Income	$13,256,278	$—	$—
International Equity	6,448,414	—	—
Short-Term Investment
Affiliated Mutual Fund	1,779,638	—	—

Total	$41,404,304	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2026 were as follows:

Fixed Income	53.2%
Domestic Equity	26.9

International Equity	15.5%
Short-Term	4.3

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 53

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $35,477,794)	$41,404,304
Receivable for investments sold	132,542
Receivable for Fund shares sold	101,904
Dividends receivable	33,529
Due from Manager	19,473
Prepaid expenses	82

Total Assets	41,691,834

Liabilities
Payable for investments purchased	196,414
Audit fee payable	21,037
Custodian and accounting fees payable	18,470
Accrued expenses and other liabilities	8,564
Shareholder report fees payable	7,845
Trustees’ fees payable	830
Payable for Fund shares purchased	691
Distribution fee payable	236
Affiliated transfer agent fee payable	122

Total Liabilities	254,209

Net Assets	$41,437,625

Net assets were comprised of:
Shares of beneficial interest, at par	$3,602
Paid-in capital in excess of par	38,877,222
Total distributable earnings (loss)	2,556,801

Net assets, July 31, 2026	$41,437,625

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Schedule of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($119,812 ÷ 10,500 shares of beneficial interest issued and outstanding)	$11.41

Class R2

Net asset value, offering price and redemption price per share, ($632,669 ÷ 55,306 shares of beneficial interest issued and outstanding)	$11.44

Class R3
Net asset value, offering price and redemption price per share, ($610,068 ÷ 53,245 shares of beneficial interest issued and outstanding)	$11.46

Class R4
Net asset value, offering price and redemption price per share, ($18,906 ÷ 1,650 shares of beneficial interest issued and outstanding)	$11.46

Class R5
Net asset value, offering price and redemption price per share, ($31,752 ÷ 2,767 shares of beneficial interest issued and outstanding)	$11.48

Class R6
Net asset value, offering price and redemption price per share, ($40,024,418 ÷ 3,478,196 shares of beneficial interest issued and outstanding)	$11.51

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund  55

PGIM Target Date 2025 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,811,030

Expenses
Distribution fee(a)	2,600
Shareholder servicing fees(a)	1,077
Custodian and accounting fees	58,582
Professional fees	34,978
Audit fee	21,037
Registration fees(a)	17,748
Shareholders’ reports	15,591
Trustees’ fees	10,171
Fund data services	8,527
Commitment fees	6,584
Transfer agent’s fees and expenses (including affiliated expense of $1,478)(a)	5,633
Miscellaneous	3,054

Total expenses	185,582
Less: Fee waiver and/or expense reimbursement(a)	(179,912)

Net expenses	5,670

Net investment income (loss)	1,805,360

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,378,522

Net capital gain distributions received	800,952

Payment from Manager	27,678

2,207,152

Net change in unrealized appreciation (depreciation) on investments	1,356,881

Net gain (loss) on investment transactions	3,564,033

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,369,393

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	507	1,510	583	—	—	—
Shareholder servicing fees	82	418	577	—	—	—
Registration fees	2,874	2,875	2,875	2,875	3,175	3,074
Transfer agent’s fees and expenses	236	1,175	949	62	1,625	1,586
Fee waiver and/or expense reimbursement	(3,351)	(5,396)	(5,299)	(2,963)	(6,331)	(156,572)

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,805,360	$1,691,818
Net realized gain (loss) on investment transactions	2,207,152	(14,487)
Net change in unrealized appreciation (depreciation) on investments	1,356,881	1,984,174

Net increase (decrease) in net assets resulting from operations	5,369,393	3,661,505

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,452)	(1,808)
Class R2	(35,218)	(28,663)
Class R3	(28,999)	(57,434)
Class R4	(912)	(1,760)
Class R5	(54,180)	(103,985)
Class R6	(2,475,312)	(5,335,780)

	(2,599,073)	(5,529,430)

Fund share transactions
Net proceeds from shares sold	3,416,059	7,005,120
Net asset value of shares issued in reinvestment of dividends and distributions	2,599,073	5,529,430
Cost of shares purchased	(15,364,196)	(10,801,293)

Net increase (decrease) in net assets from Fund share transactions	(9,349,064)	1,733,257

Total increase (decrease)	(6,578,744)	(134,668)

Net Assets:
Beginning of year	48,016,369	48,151,037

End of year	$41,437,625	$48,016,369

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 57

PGIM Target Date 2025 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,
	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.77	$11.23	$10.62		$11.19	$13.01
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.27	0.28		0.37	0.47
Net realized and unrealized gain (loss) on investment transactions	0.82	0.47	0.64		(0.25)	(1.07)
Total from investment operations	1.17	0.74	0.92		0.12	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.43)	(0.27)		(0.38)	(0.75)
Distributions from net realized gains	(0.12)	(0.77)	(0.04)		(0.31)	(0.47)
Total dividends and distributions	(0.53)	(1.20)	(0.31)		(0.69)	(1.22)
Net asset value, end of year	$11.41	$10.77	$11.23		$10.62	$11.19
Total Return(b):	11.09%	7.17%	8.86%		1.56%	(5.37)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$120	$86	$17		$14	$14
Average net assets (000)	$102	$29	$14		$13	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	0.67%	0.68	%(d)	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	3.99%	12.55%	22.27%		23.35%	27.65%
Net investment income (loss)	3.16%	2.48%	2.61%		3.51%	3.86%
Portfolio turnover rate(e)	56%	38%	53%		26%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,
	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.79	$11.26	$10.64		$11.22	$13.04
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.30	0.31		0.38	0.48
Net realized and unrealized gain (loss) on investment transactions	0.80	0.46	0.65		(0.24)	(1.05)
Total from investment operations	1.21	0.76	0.96		0.14	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.46)	(0.30)		(0.41)	(0.78)
Distributions from net realized gains	(0.12)	(0.77)	(0.04)		(0.31)	(0.47)
Total dividends and distributions	(0.56)	(1.23)	(0.34)		(0.72)	(1.25)
Net asset value, end of year	$11.44	$10.79	$11.26		$10.64	$11.22
Total Return(b):	11.44%	7.35%	9.19%		1.74%	(5.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$633	$269	$617		$148	$106
Average net assets (000)	$604	$336	$346		$120	$92
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44%	0.41%	0.41	%(d)	0.51%	0.51%
Expenses before waivers and/or expense reimbursement	1.33%	1.87%	1.95%		3.42%	6.27%
Net investment income (loss)	3.65%	2.76%	2.85%		3.65%	3.99%
Portfolio turnover rate(e)	56%	38%	53%		26%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund  59

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R3 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.81	$11.27	$10.65		$11.23	$13.06
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.34	0.32		0.41	0.43
Net realized and unrealized gain (loss) on investment transactions	0.82	0.44	0.65		(0.25)	(0.99)
Total from investment operations	1.22	0.78	0.97		0.16	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.47)	(0.31)		(0.43)	(0.80)
Distributions from net realized gains	(0.12)	(0.77)	(0.04)		(0.31)	(0.47)
Total dividends and distributions	(0.57)	(1.24)	(0.35)		(0.74)	(1.27)
Net asset value, end of year	$11.46	$10.81	$11.27		$10.65	$11.23
Total Return(b):	11.59%	7.60%	9.34%		1.91%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$610	$548	$518		$465	$449
Average net assets (000)	$583	$531	$481		$435	$663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	0.26%	0.28	%(d)	0.36%	0.36%
Expenses before waivers and/or expense reimbursement	1.20%	1.29%	1.32%		1.03%	1.02%
Net investment income (loss)	3.58%	3.18%	3.02%		3.93%	3.60%
Portfolio turnover rate(e)	56%	38%	53%		26%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.81	$11.28	$10.66		$11.24	$13.06
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.27	0.34		0.47	0.51
Net realized and unrealized gain (loss) on investment transactions	0.82	0.52	0.64		(0.30)	(1.05)
Total from investment operations	1.23	0.79	0.98		0.17	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.49)	(0.32)		(0.44)	(0.81)
Distributions from net realized gains	(0.12)	(0.77)	(0.04)		(0.31)	(0.47)
Total dividends and distributions	(0.58)	(1.26)	(0.36)		(0.75)	(1.28)
Net asset value, end of year	$11.46	$10.81	$11.28		$10.66	$11.24
Total Return(b):	11.70%	7.62%	9.44%		2.02%	(4.87)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$19	$17	$223		$14	$22
Average net assets (000)	$18	$44	$183		$21	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	0.15%	0.17	%(d)	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	16.57%	7.98%	2.23%		14.42%	21.59%
Net investment income (loss)	3.68%	2.43%	3.20%		4.49%	4.24%
Portfolio turnover rate(e)	56%	38%	53%		26%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 61

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.83	$11.28	$10.66		$11.25	$13.07
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.37	0.34		0.43	0.49
Net realized and unrealized gain (loss) on investment transactions	0.82	0.45	0.65		(0.26)	(1.02)
Total from investment operations	1.24	0.82	0.99		0.17	(0.53)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.50)	(0.33)		(0.45)	(0.82)
Distributions from net realized gains	(0.12)	(0.77)	(0.04)		(0.31)	(0.47)
Total dividends and distributions	(0.59)	(1.27)	(0.37)		(0.76)	(1.29)
Net asset value, end of year	$11.48	$10.83	$11.28		$10.66	$11.25
Total Return(b):	11.79%	7.90%	9.54%		2.04%	(4.77)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$32	$964	$903		$727	$606
Average net assets (000)	$675	$920	$867		$647	$425
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09%	0.06%	0.08	%(d)	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	1.03%	0.84%	0.83%		0.89%	1.24%
Net investment income (loss)	3.74%	3.43%	3.22%		4.15%	4.12%
Portfolio turnover rate(e)	56%	38%	53%		26%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.85		$11.31		$10.69		$11.27		$13.10
Income (loss) from investment operations:
Net investment income (loss)	0.43		0.38		0.36		0.45		0.56
Net realized and unrealized gain (loss) on investment transactions	0.84		0.44		0.65		(0.26)		(1.08)
Total from investment operations	1.27		0.82		1.01		0.19		(0.52)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.51)		(0.35)		(0.46)		(0.84)
Distributions from net realized gains	(0.12)		(0.77)		(0.04)		(0.31)		(0.47)
Total dividends and distributions	(0.61)		(1.28)		(0.39)		(0.77)		(1.31)
Net asset value, end of year	$11.51		$10.85		$11.31		$10.69		$11.27
Total Return(b):	12.02%		7.95%		9.67%		2.29%		(4.70)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$40,024		$46,133		$45,872		$62,674		$71,290
Average net assets (000)	$44,881		$47,358		$50,631		$64,956		$82,904
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(d)	0.01	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.01	%(d)(f)	0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.35%		0.33%		0.33%		0.26%		0.19%
Net investment income (loss)	3.86%		3.45%		3.35%		4.31%		4.62%
Portfolio turnover rate(g)	56%		38%		53%		26%		58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 63

PGIM Target Date 2030 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

AFFILIATED EXCHANGE-TRADED FUND 19.2%
Fixed Income
PGIM Total Return Bond ETF (cost $10,833,268)	257,567	$ 10,493,280

AFFILIATED MUTUAL FUNDS 77.5%
Domestic Equity 33.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	73,792	1,241,184
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	296,165	15,542,728
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	118,765	1,337,291

		18,121,203

Fixed Income 25.6%
PGIM Core Conservative Bond Fund (Class R6)	440,324	3,725,138
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	222,646	1,972,641
PGIM TIPS Fund (Class R6)	1,033,498	8,360,999

		14,058,778

International Equity 18.9%
PGIM Global Real Estate Fund (Class R6)	140,165	3,256,025
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	379,001	7,098,687

		10,354,712

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,932,554)		42,534,693

TOTAL LONG-TERM INVESTMENTS (cost $43,765,822)		53,027,973

SHORT-TERM INVESTMENT 3.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,831,579)	1,831,579	1,831,579

TOTAL INVESTMENTS 100.0% (cost $45,597,401)(wa)		54,859,552
Other assets in excess of liabilities 0.0%		8,356

NET ASSETS 100.0%		$ 54,867,908

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$10,493,280	$—	$—
Affiliated Mutual Funds
Domestic Equity	18,121,203	—	—

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Fixed Income	$14,058,778	$—	$—
International Equity	10,354,712	—	—
Short-Term Investment
Affiliated Mutual Fund	1,831,579	—	—

Total	$54,859,552	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2026 were as follows:

Fixed Income	44.8%
Domestic Equity	33.0

International Equity	18.9%
Short-Term	3.3

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 65

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $45,597,401)	$54,859,552

Receivable for investments sold	209,231
Dividends receivable	39,960
Due from Manager	22,800
Receivable for Fund shares sold	6,858
Prepaid expenses	77

Total Assets	55,138,478

Liabilities

Payable for investments purchased	199,822
Audit fee payable	21,036
Custodian and accounting fees payable	18,466
Shareholders’ reports fee payable	9,300
Payable for Fund shares purchased	8,033
Accrued expenses and other liabilities	7,416
Professional fees payable	4,897
Trustees’ fees payable	879
Distribution fee payable	564
Affiliated transfer agent fee payable	157

Total Liabilities	270,570

Net Assets	$54,867,908

Net assets were comprised of:
Shares of beneficial interest, at par	$ 4,375
Paid-in capital in excess of par	48,132,353
Total distributable earnings (loss)	6,731,180

Net assets, July 31, 2026	$54,867,908

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($274,087 ÷ 22,022 shares of beneficial interest issued and outstanding)	$12.45

Class R2

Net asset value, offering price and redemption price per share, ($1,234,650 ÷ 98,859 shares of beneficial interest issued and outstanding)	$12.49

Class R3

Net asset value, offering price and redemption price per share, ($2,146,243 ÷ 171,858 shares of beneficial interest issued and outstanding)	$12.49

Class R4

Net asset value, offering price and redemption price per share, ($28,912 ÷ 2,318 shares of beneficial interest issued and outstanding)	$12.47

Class R5

Net asset value, offering price and redemption price per share, ($811,398 ÷ 64,852 shares of beneficial interest issued and outstanding)	$12.51

Class R6

Net asset value, offering price and redemption price per share, ($50,372,618 ÷ 4,014,621 shares of beneficial interest issued and outstanding)	$12.55

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 67

PGIM Target Date 2030 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,073,725

Expenses
Distribution fee(a)	5,797
Shareholder servicing fees(a)	2,534
Custodian and accounting fees	58,623
Professional fees	36,163
Audit fee	21,037
Registration fees(a)	19,901
Shareholders’ reports	15,879
Transfer agent’s fees and expenses (including affiliated expense of $1,977)(a)	13,044
Trustees’ fees	10,337
Fund data services	8,527
Miscellaneous	8,487

Total expenses	200,329
Less: Fee waiver and/or expense reimbursement(a)	(184,736)

Net expenses	15,593

Net investment income (loss)	2,058,132

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,200,773

Net capital gain distributions received	1,088,510

Payment from Manager	28,383

2,317,666

Net change in unrealized appreciation (depreciation) on investments	2,837,242

Net gain (loss) on investment transactions	5,154,908

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,213,040

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,417	2,170	2,210	—	—	—
Shareholder servicing fees	309	—	2,216	9	—	—
Registration fees	3,200	3,700	3,200	3,200	3,200	3,401
Transfer agent’s fees and expenses	654	656	3,534	139	6,003	2,058
Fee waiver and/or expense reimbursement	(4,389)	(5,109)	(10,709)	(3,369)	(14,815)	(146,345)

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,058,132	$1,868,445
Net realized gain (loss) on investment transactions	2,317,666	494,832
Net change in unrealized appreciation (depreciation) on investments	2,837,242	2,258,412

Net increase (decrease) in net assets resulting from operations	7,213,040	4,621,689

Dividends and Distributions
Distributions from distributable earnings
Class R1	(8,534)	(10,439)
Class R2	(16,907)	(47,275)
Class R3	(84,778)	(212,000)
Class R4	(1,075)	(2,409)
Class R5	(189,313)	(670,383)
Class R6	(2,212,918)	(5,864,606)

	(2,513,525)	(6,807,112)

Fund share transactions
Net proceeds from shares sold	10,854,600	10,306,602
Net asset value of shares issued in reinvestment of dividends and distributions	2,513,488	6,807,048
Cost of shares purchased	(19,925,678)	(12,541,406)

Net increase (decrease) in net assets from Fund share transactions	(6,557,590)	4,572,244

Total increase (decrease)	(1,858,075)	2,386,821

Net Assets:
Beginning of year	56,725,983	54,339,162

End of year	$54,867,908	$56,725,983

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 69

PGIM Target Date 2030 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.46	$11.98	$11.29		$11.92	$13.72
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.27	0.27		0.35	0.43
Net realized and unrealized gain (loss) on investment transactions	1.06	0.58	0.81		(0.09)	(1.15)
Total from investment operations	1.41	0.85	1.08		0.26	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.38)	(0.23)		(0.40)	(0.79)
Distributions from net realized gains	(0.08)	(0.99)	(0.16)		(0.49)	(0.29)
Total dividends and distributions	(0.42)	(1.37)	(0.39)		(0.89)	(1.08)
Net asset value, end of year	$12.45	$11.46	$11.98		$11.29	$11.92
Total Return(b):	12.56%	7.70%	9.83%		2.88%	(5.94)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$274	$323	$98		$69	$59
Average net assets (000)	$283	$136	$74		$62	$58
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.67%	0.68	%(d)	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	2.25%	3.27%	5.54%		5.88%	7.42%
Net investment income (loss)	2.89%	2.36%	2.39%		3.17%	3.37%
Portfolio turnover rate(e)	65%	41%	62%		29%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R2 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.50	$12.02	$11.32		$11.95	$13.74
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.33	0.30		0.38	0.58
Net realized and unrealized gain (loss) on investment transactions	1.11	0.55	0.82		(0.09)	(1.26)
Total from investment operations	1.44	0.88	1.12		0.29	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.41)	(0.26)		(0.43)	(0.82)
Distributions from net realized gains	(0.08)	(0.99)	(0.16)		(0.49)	(0.29)
Total dividends and distributions	(0.45)	(1.40)	(0.42)		(0.92)	(1.11)
Net asset value, end of year	$12.49	$11.50	$12.02		$11.32	$11.95
Total Return(b):	12.80%	7.96%	10.15%		3.11%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,235	$429	$390		$318	$299
Average net assets (000)	$868	$418	$344		$299	$5,088
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44%	0.41%	0.42	%(d)	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	1.03%	1.52%	1.80%		1.89%	0.76%
Net investment income (loss)	2.66%	2.89%	2.64%		3.44%	4.39%
Portfolio turnover rate(e)	65%	41%	62%		29%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 71

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R3 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.50	$12.02	$11.32		$11.95	$13.75
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.35	0.32		0.40	0.47
Net realized and unrealized gain (loss) on investment transactions	1.06	0.55	0.82		(0.09)	(1.13)
Total from investment operations	1.46	0.90	1.14		0.31	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.43)	(0.28)		(0.45)	(0.85)
Distributions from net realized gains	(0.08)	(0.99)	(0.16)		(0.49)	(0.29)
Total dividends and distributions	(0.47)	(1.42)	(0.44)		(0.94)	(1.14)
Net asset value, end of year	$12.49	$11.50	$12.02		$11.32	$11.95
Total Return(b):	12.97%	8.10%	10.34%		3.32%	(5.55)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,146	$2,019	$1,846		$1,563	$1,341
Average net assets (000)	$2,210	$1,895	$1,657		$1,376	$1,397
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	0.26%	0.28	%(d)	0.32%	0.35%
Expenses before waivers and/or expense reimbursement	0.77%	0.80%	0.85%		0.57%	0.57%
Net investment income (loss)	3.29%	3.02%	2.79%		3.58%	3.71%
Portfolio turnover rate(e)	65%	41%	62%		29%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.49	$12.00	$11.31		$11.94	$13.74
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.35	0.34		0.43	0.48
Net realized and unrealized gain (loss) on investment transactions	1.05	0.57	0.80		(0.11)	(1.13)
Total from investment operations	1.46	0.92	1.14		0.32	(0.65)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.44)	(0.29)		(0.46)	(0.86)
Distributions from net realized gains	(0.08)	(0.99)	(0.16)		(0.49)	(0.29)
Total dividends and distributions	(0.48)	(1.43)	(0.45)		(0.95)	(1.15)
Net asset value, end of year	$12.47	$11.49	$12.00		$11.31	$11.94
Total Return(b):	12.99%	8.34%	10.33%		3.44%	(5.47)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$29	$26	$33		$37	$31
Average net assets (000)	$27	$24	$35		$32	$26
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20%	0.16%	0.19	%(d)	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	12.47%	13.50%	9.79%		9.71%	14.46%
Net investment income (loss)	3.39%	3.03%	3.06%		3.92%	3.79%
Portfolio turnover rate(e)	65%	41%	62%		29%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 73

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.52	$12.04	$11.34		$11.97	$13.77
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.38	0.34		0.42	0.51
Net realized and unrealized gain (loss) on investment transactions	1.06	0.54	0.82		(0.09)	(1.15)
Total from investment operations	1.49	0.92	1.16		0.33	(0.64)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.45)	(0.30)		(0.47)	(0.87)
Distributions from net realized gains	(0.08)	(0.99)	(0.16)		(0.49)	(0.29)
Total dividends and distributions	(0.50)	(1.44)	(0.46)		(0.96)	(1.16)
Net asset value, end of year	$12.51	$11.52	$12.04		$11.34	$11.97
Total Return(b):	13.17%	8.33%	10.51%		3.55%	(5.36)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$811	$4,825	$6,067		$4,312	$3,921
Average net assets (000)	$3,352	$5,663	$5,171		$3,932	$3,888
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10%	0.06%	0.07	%(d)	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.54%	0.43%	0.54%		0.50%	0.44%
Net investment income (loss)	3.58%	3.25%	3.00%		3.75%	3.94%
Portfolio turnover rate(e)	65%	41%	62%		29%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.55		$12.06		$11.36		$12.00		$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.43		0.38		0.36		0.44		0.53
Net realized and unrealized gain (loss) on investment transactions	1.08		0.57		0.81		(0.10)		(1.15)
Total from investment operations	1.51		0.95		1.17		0.34		(0.62)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.47)		(0.31)		(0.49)		(0.89)
Distributions from net realized gains	(0.08)		(0.99)		(0.16)		(0.49)		(0.29)
Total dividends and distributions	(0.51)		(1.46)		(0.47)		(0.98)		(1.18)
Net asset value, end of year	$12.55		$11.55		$12.06		$11.36		$12.00
Total Return(b):	13.38%		8.57%		10.65%		3.63%		(5.20)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$50,373		$49,105		$45,906		$59,285		$65,639
Average net assets (000)	$51,388		$48,669		$51,567		$60,037		$73,198
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.01	%(d)(f)	0.00	%(g)	(0.00	)%(g)
Expenses before waivers and/or expense reimbursement	0.28%		0.29%		0.30%		0.26%		0.20%
Net investment income (loss)	3.57%		3.31%		3.14%		3.98%		4.14%
Portfolio turnover rate(h)	65%		41%		62%		29%		56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 75

PGIM Target Date 2035 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

AFFILIATED EXCHANGE-TRADED FUND 15.1%
Fixed Income
PGIM Total Return Bond ETF (cost $7,691,872)	182,970	$7,454,198

AFFILIATED MUTUAL FUNDS 82.6%
Domestic Equity 40.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	96,620	1,625,150
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	321,129	16,852,860
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	156,324	1,760,209

		20,238,219

Fixed Income 18.6%
PGIM Core Conservative Bond Fund (Class R6)	294,703	2,493,189
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	172,959	1,532,416
PGIM TIPS Fund (Class R6)	641,548	5,190,121

		9,215,726

International Equity 23.2%
PGIM Global Real Estate Fund (Class R6)	126,477	2,938,052
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	75,254	1,211,583
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	391,243	7,327,979

		11,477,614

TOTAL AFFILIATED MUTUAL FUNDS (cost $30,364,865)		40,931,559

TOTAL LONG-TERM INVESTMENTS (cost $38,056,737)		48,385,757

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,156,121)	1,156,121	1,156,121

TOTAL INVESTMENTS 100.0% (cost $39,212,858)(wa)		49,541,878
Other assets in excess of liabilities 0.0%		6,223

NET ASSETS 100.0%		$49,548,101

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$7,454,198	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Mutual Funds
Domestic Equity	$20,238,219	$—	$—
Fixed Income	9,215,726	—	—
International Equity	11,477,614	—	—
Short-Term Investment
Affiliated Mutual Fund	1,156,121	—	—

Total	$49,541,878	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	40.8%
Fixed Income	33.7

International Equity	23.2%
Short-Term	2.3

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 77

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $39,212,858)	$49,541,878
Receivable for investments sold	240,453
Receivable for Fund shares sold	32,990
Dividends receivable	28,208
Due from Manager	18,742
Prepaid expenses	79

Total Assets	49,862,350

Liabilities
Payable for investments purchased	254,534
Audit fee payable	21,037
Custodian and accounting fees payable	18,472
Accrued expenses and other liabilities	9,293
Shareholders’ reports fee payable	8,777
Trustees’ fees payable	840
Payable for Fund shares purchased	795
Distribution fee payable	357
Affiliated transfer agent fee payable	144

Total Liabilities	314,249

Net Assets	$49,548,101

Net assets were comprised of:
Shares of beneficial interest, at par	$ 3,711
Paid-in capital in excess of par	39,434,864
Total distributable earnings (loss)	10,109,526

Net assets, July 31, 2026	$49,548,101

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($516,790 ÷ 39,044 shares of beneficial interest issued and outstanding)	$13.24

Class R2
Net asset value, offering price and redemption price per share, ($293,360 ÷ 22,097 shares of beneficial interest issued and outstanding)	$13.28

Class R3
Net asset value, offering price and redemption price per share, ($890,246 ÷ 66,903 shares of beneficial interest issued and outstanding)	$13.31

Class R4
Net asset value, offering price and redemption price per share, ($31,390 ÷ 2,356 shares of beneficial interest issued and outstanding)	$13.33

Class R5
Net asset value, offering price and redemption price per share, ($232,636 ÷ 17,444 shares of beneficial interest issued and outstanding)	$13.34

Class R6
Net asset value, offering price and redemption price per share, ($47,583,679 ÷ 3,562,854 shares of beneficial interest issued and outstanding)	$13.36

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  79

PGIM Target Date 2035 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,634,866

Expenses
Distribution fee(a)	4,325
Shareholder servicing fees(a)	1,754
Custodian and accounting fees	58,260
Professional fees	35,056
Audit fee	21,037
Registration fees(a)	19,811
Shareholders’ reports	14,766
Trustees’ fees	10,250
Transfer agent’s fees and expenses (including affiliated expense of $1,757)(a)	8,890
Fund data services	8,527
Miscellaneous	6,621

Total expenses	189,297
Less: Fee waiver and/or expense reimbursement(a)	(180,063)

Net expenses	9,234

Net investment income (loss)	1,625,632

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,272,424

Net capital gain distributions received	1,423,672

Payment from Manager	32,560

2,728,656

Net change in unrealized appreciation (depreciation) on investments	3,401,612

Net gain (loss) on investment transactions	6,130,268

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,755,900

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	2,412	705	1,208	—	—	—
Shareholder servicing fees	493	16	1,236	9	—	—
Registration fees	3,246	4,345	3,246	3,246	3,246	2,482
Transfer agent’s fees and expenses	885	610	2,046	140	3,164	2,045
Fee waiver and/or expense reimbursement	(5,156)	(5,283)	(7,839)	(3,427)	(9,258)	(149,100)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,625,632	$1,360,286
Net realized gain (loss) on investment transactions	2,728,656	483,723
Net change in unrealized appreciation (depreciation) on investments	3,401,612	2,382,713

Net increase (decrease) in net assets resulting from operations	7,755,900	4,226,722

Dividends and Distributions
Distributions from distributable earnings
Class R1	(15,508)	(4,912)
Class R2	(9,502)	(31,089)
Class R3	(34,507)	(153,214)
Class R4	(1,133)	(2,646)
Class R5	(83,336)	(191,989)
Class R6	(2,132,791)	(4,853,093)

	(2,276,777)	(5,236,943)

Fund share transactions
Net proceeds from shares sold	9,048,597	10,847,100
Net asset value of shares issued in reinvestment of dividends and distributions	2,276,777	5,236,943
Cost of shares purchased	(16,762,431)	(7,628,803)

Net increase (decrease) in net assets from Fund share transactions	(5,437,057)	8,455,240

Total increase (decrease)	42,066	7,445,019

Net Assets:
Beginning of year	49,506,035	42,061,016

End of year	$49,548,101	$49,506,035

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  81

PGIM Target Date 2035 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$11.91	$12.31	$11.43	$11.73	$14.14

Income (loss) from investment operations:
Net investment income (loss)	0.30	0.20	0.22	0.30	0.39
Net realized and unrealized gain (loss) on investment transactions	1.47	0.81	1.05	0.17	(1.17)
Total from investment operations	1.77	1.01	1.27	0.47	(0.78)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.40)	(0.25)	(0.29)	(0.86)
Distributions from net realized gains	(0.15)	(1.01)	(0.14)	(0.48)	(0.77)
Total dividends and distributions	(0.44)	(1.41)	(0.39)	(0.77)	(1.63)
Net asset value, end of year	$13.24	$11.91	$12.31	$11.43	$11.73
Total Return(b):	15.10%	8.83%	11.41%	4.69%	(6.67)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$517	$440	$58	$34	$31
Average net assets (000)	$482	$110	$35	$31	$31
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.67%	0.65%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	1.75%	4.03%	9.90%	10.74%	13.02%
Net investment income (loss)	2.37%	1.65%	1.93%	2.77%	3.02%
Portfolio turnover rate(d)	60%	36%	76%	29%	52%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R2 Shares

	Year Ended July 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$12.32	$11.45	$11.75	$14.15
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.26	0.23	0.24 (b)	0.42
Net realized and unrealized gain (loss) on investment transactions	1.48	0.78	1.06	0.26 (c)	(1.16)
Total from investment operations	1.81	1.04	1.29	0.50	(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.41)	(0.28)	(0.32)	(0.89)
Distributions from net realized gains	(0.15)	(1.01)	(0.14)	(0.48)	(0.77)
Total dividends and distributions	(0.47)	(1.42)	(0.42)	(0.80)	(1.66)
Net asset value, end of year	$13.28	$11.94	$12.32	$11.45	$11.75
Total Return(d):	15.47%	9.13%	11.56%	4.96%	(6.36)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$293	$314	$883	$147	$546
Average net assets (000)	$282	$388	$462	$207	$535
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43%	0.40%	0.38%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	2.30%	2.06%	1.98%	2.57%	1.80%
Net investment income (loss)	2.59%	2.14%	1.97%	2.14%	3.25%
Portfolio turnover rate(f)	60%	36%	76%	29%	52%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 83

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R3 Shares

	Year Ended July 31,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.97	$12.35	$11.47	$11.77	$14.18
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.32	0.29	0.34	0.30
Net realized and unrealized gain (loss) on investment transactions	1.52	0.74	1.03	0.17	(1.03)
Total from investment operations	1.83	1.06	1.32	0.51	(0.73)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.43)	(0.30)	(0.33)	(0.91)
Distributions from net realized gains	(0.15)	(1.01)	(0.14)	(0.48)	(0.77)
Total dividends and distributions	(0.49)	(1.44)	(0.44)	(0.81)	(1.68)
Net asset value, end of year	$13.31	$11.97	$12.35	$11.47	$11.77
Total Return(b):	15.59%	9.31%	11.79%	5.13%	(6.29)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$890	$1,668	$1,275	$429	$303
Average net assets (000)	$1,208	$1,402	$883	$339	$463
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	0.26%	0.24%	0.33%	0.33%
Expenses before waivers and/or expense reimbursement	0.94%	0.99%	1.03%	1.31%	1.36%
Net investment income (loss)	2.48%	2.70%	2.51%	3.10%	2.36%
Portfolio turnover rate(d)	60%	36%	76%	29%	52%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.99	$12.37	$11.49		$11.79	$14.20
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.33	0.29		0.36	0.46
Net realized and unrealized gain (loss) on investment transactions	1.47	0.75	1.04		0.17	(1.17)
Total from investment operations	1.84	1.08	1.33		0.53	(0.71)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.45)	(0.31)		(0.35)	(0.93)
Distributions from net realized gains	(0.15)	(1.01)	(0.14)		(0.48)	(0.77)
Total dividends and distributions	(0.50)	(1.46)	(0.45)		(0.83)	(1.70)
Net asset value, end of year	$13.33	$11.99	$12.37		$11.49	$11.79
Total Return(b):	15.67%	9.42%	11.88%		5.24%	(6.17)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31	$27	$22		$16	$15
Average net assets (000)	$29	$24	$17		$15	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%	0.16%	0.16	%(d)	0.23%	0.23%
Expenses before waivers and/or expense reimbursement	11.80%	14.12%	17.83%		19.92%	23.52%
Net investment income (loss)	2.93%	2.79%	2.48%		3.28%	3.53%
Portfolio turnover rate(e)	60%	36%	76%		29%	52%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  85

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.99	$12.37	$11.48	$11.79	$14.20
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.34	0.30	0.35	0.43
Net realized and unrealized gain (loss) on investment transactions	1.44	0.74	1.05	0.18	(1.13)
Total from investment operations	1.86	1.08	1.35	0.53	(0.70)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.45)	(0.32)	(0.36)	(0.94)
Distributions from net realized gains	(0.15)	(1.01)	(0.14)	(0.48)	(0.77)
Total dividends and distributions	(0.51)	(1.46)	(0.46)	(0.84)	(1.71)
Net asset value, end of year	$13.34	$11.99	$12.37	$11.48	$11.79
Total Return(b):	15.86%	9.44%	12.08%	5.26%	(6.08)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$233	$1,798	$1,372	$866	$542
Average net assets (000)	$1,426	$1,605	$945	$658	$408
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08%	0.06%	0.05%	0.13%	0.13%
Expenses before waivers and/or expense reimbursement	0.73%	0.69%	0.91%	0.97%	1.35%
Net investment income (loss)	3.33%	2.90%	2.61%	3.21%	3.38%
Portfolio turnover rate(d)	60%	36%	76%	29%	52%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.01		$12.38		$11.50		$11.80		$14.21
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.36		0.32		0.39		0.49
Net realized and unrealized gain (loss) on investment transactions	1.49		0.75		1.03		0.17		(1.17)
Total from investment operations	1.88		1.11		1.35		0.56		(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.47)		(0.33)		(0.38)		(0.96)
Distributions from net realized gains	(0.15)		(1.01)		(0.14)		(0.48)		(0.77)
Total dividends and distributions	(0.53)		(1.48)		(0.47)		(0.86)		(1.73)
Net asset value, end of year	$13.36		$12.01		$12.38		$11.50		$11.80
Total Return(b):	16.01%		9.68%		12.13%		5.52%		(5.94)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47,584		$45,257		$38,452		$50,643		$47,761
Average net assets (000)	$49,404		$42,018		$40,561		$46,943		$54,250
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.01	%(d)(f)	(0.02)%		(0.02)%
Expenses before waivers and/or expense reimbursement	0.30%		0.37%		0.40%		0.35%		0.28%
Net investment income (loss)	3.09%		3.01%		2.76%		3.53%		3.79%
Portfolio turnover rate(g)	60%		36%		76%		29%		52%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  87

PGIM Target Date 2040 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 12.0%
Fixed Income
PGIM Total Return Bond ETF (cost $4,848,219)	115,377	$ 4,700,459

AFFILIATED MUTUAL FUNDS 87.9%
Domestic Equity 48.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	101,907	1,714,074
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	291,884	15,318,051
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	170,639	1,921,397

		18,953,522

Fixed Income 12.2%
PGIM Core Conservative Bond Fund (Class R6)	151,956	1,285,547
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	132,203	1,171,316
PGIM TIPS Fund (Class R6)	284,728	2,303,446

		4,760,309

International Equity 27.3%
PGIM Global Real Estate Fund (Class R6)	86,578	2,011,212
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	109,956	1,770,291
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	369,501	6,920,759

		10,702,262

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,225,209)		34,416,093

TOTAL LONG-TERM INVESTMENTS (cost $29,073,428)		39,116,552

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $75,976)	75,976	75,976

TOTAL INVESTMENTS 100.1% (cost $29,149,404)(wa)		39,192,528
Liabilities in excess of other assets (0.1)%		(26,248)

NET ASSETS 100.0%		$ 39,166,280

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$ 4,700,459	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Mutual Funds
Domestic Equity	$18,953,522	$—	$—
Fixed Income	4,760,309	—	—
International Equity	10,702,262	—	—
Short-Term Investment
Affiliated Mutual Fund	75,976	—	—

Total	$39,192,528	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	48.4%
International Equity	27.3

Fixed Income	24.2%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 89

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $29,149,404)	$39,192,528
Receivable for investments sold	172,996
Due from Manager	18,386
Dividends receivable	17,738
Receivable for Fund shares sold	2,428
Prepaid expenses	78

Total Assets	39,404,154

Liabilities

Payable for investments purchased	174,731
Audit fee payable	21,037
Custodian and accounting fees payable	18,505
Accrued expenses and other liabilities	8,365
Shareholders’ reports fee payable	7,703
Transfer agent fee payable	5,262
Trustees’ fees payable	827
Distribution fee payable	701
Payable for Fund shares purchased	599
Affiliated transfer agent fee payable	144

Total Liabilities	237,874

Net Assets	$39,166,280

Net assets were comprised of:
Shares of beneficial interest, at par	$2,735
Paid-in capital in excess of par	28,580,368
Total distributable earnings (loss)	10,583,177

Net assets, July 31, 2026	$39,166,280

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($822,700 ÷ 57,938 shares of beneficial interest issued and outstanding)	$14.20

Class R2
Net asset value, offering price and redemption price per share, ($1,034,078 ÷ 72,608 shares of beneficial interest issued and outstanding)	$14.24

Class R3
Net asset value, offering price and redemption price per share, ($1,572,529 ÷ 110,257 shares of beneficial interest issued and outstanding)	$14.26

Class R4
Net asset value, offering price and redemption price per share, ($99,034 ÷ 6,933 shares of beneficial interest issued and outstanding)	$14.29

Class R5
Net asset value, offering price and redemption price per share, ($118,330 ÷ 8,276 shares of beneficial interest issued and outstanding)	$14.30

Class R6
Net asset value, offering price and redemption price per share, ($35,519,609 ÷ 2,479,443 shares of beneficial interest issued and outstanding)	$14.33

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 91

PGIM Target Date 2040 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,238,723

Expenses
Distribution fee(a)	7,544
Shareholder servicing fees(a)	2,343

Custodian and accounting fees	58,799
Professional fees	35,173
Audit fee	21,037
Transfer agent’s fees and expenses (including affiliated expense of $1,795)(a)	20,726

Registration fees(a)	19,962
Shareholders’ reports	16,527
Trustees’ fees	10,118
Fund data services	8,527
Miscellaneous	8,085

Total expenses	208,841
Less: Fee waiver and/or expense reimbursement(a)	(191,115)

Net expenses	17,726

Net investment income (loss)	1,220,997

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	1,770,607
Net capital gain distributions received	1,537,928
Payment from Manager	26,712

3,335,247

Net change in unrealized appreciation (depreciation) on investments	2,528,146

Net gain (loss) on investment transactions	5,863,393

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,084,390

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	3,744	2,364	1,436	—	—	—
Shareholder servicing fees	740	144	1,390	69	—	—
Transfer agent’s fees and expenses	1,310	956	2,215	224	13,961	2,060
Registration fees	2,875	5,387	2,875	2,875	2,875	3,075
Fee waiver and/or expense reimbursement	(6,369)	(8,309)	(9,247)	(3,352)	(33,352)	(130,486)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,220,997	$1,152,504
Net realized gain (loss) on investment transactions	3,335,247	795,548
Net change in unrealized appreciation (depreciation) on investments	2,528,146	2,239,655

Net increase (decrease) in net assets resulting from operations	7,084,390	4,187,707

Dividends and Distributions
Distributions from distributable earnings
Class R1	(25,521)	(10,720)
Class R2	(36,996)	(47,401)
Class R3	(59,347)	(140,980)
Class R4	(4,219)	(11,680)
Class R5	(417,450)	(1,182,285)
Class R6	(1,568,138)	(4,350,226)

	(2,111,671)	(5,743,292)

Fund share transactions
Net proceeds from shares sold	6,563,588	7,370,134
Net asset value of shares issued in reinvestment of dividends and distributions	2,111,633	5,743,066
Cost of shares purchased	(18,442,350)	(8,508,653)

Net increase (decrease) in net assets from Fund share transactions	(9,767,129)	4,604,547

Total increase (decrease)	(4,794,410)	3,048,962

Net Assets:

Beginning of year	43,960,690	40,911,728

End of year	$39,166,280	$43,960,690

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 93

PGIM Target Date 2040 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.53	$13.13	$12.07		$12.34	$14.54
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.17	0.21		0.29	0.38
Net realized and unrealized gain (loss) on investment transactions	1.91	1.00	1.25		0.37	(1.26)
Total from investment operations	2.18	1.17	1.46		0.66	(0.88)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.40)	(0.20)		(0.32)	(0.91)
Distributions from net realized gains	(0.22)	(1.37)	(0.20)		(0.61)	(0.41)
Total dividends and distributions	(0.51)	(1.77)	(0.40)		(0.93)	(1.32)
Net asset value, end of year	$14.20	$12.53	$13.13		$12.07	$12.34
Total Return(b):	17.72%	9.73%	12.38%		6.22%	(7.02)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$823	$697	$65		$52	$39
Average net assets (000)	$749	$185	$58		$44	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.66%	0.64	%(d)	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	1.52%	2.90%	6.51%		7.99%	11.02%
Net investment income (loss)	1.97%	1.33%	1.70%		2.49%	2.81%
Portfolio turnover rate(e)	55%	39%	77%		31%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.57	$13.17	$12.10		$12.36	$14.57
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23	0.23		0.31	0.59
Net realized and unrealized gain (loss) on investment transactions	1.90	0.97	1.27		0.38	(1.45)
Total from investment operations	2.21	1.20	1.50		0.69	(0.86)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.43)	(0.23)		(0.34)	(0.94)
Distributions from net realized gains	(0.22)	(1.37)	(0.20)		(0.61)	(0.41)
Total dividends and distributions	(0.54)	(1.80)	(0.43)		(0.95)	(1.35)
Net asset value, end of year	$14.24	$12.57	$13.17		$12.10	$12.36
Total Return(b):	17.97%	9.98%	12.70%		6.52%	(6.85)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,034	$847	$342		$238	$169
Average net assets (000)	$946	$558	$250		$192	$4,165
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42%	0.40%	0.39	%(d)	0.45%	0.45%
Expenses before waivers and/or expense reimbursement	1.30%	1.76%	2.69%		2.88%	0.83%
Net investment income (loss)	2.32%	1.85%	1.90%		2.66%	4.25%
Portfolio turnover rate(e)	55%	39%	77%		31%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 95

PGIM Target Date 2040 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.59	$13.19	$12.11		$12.38	$14.59
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.31	0.25		0.33	0.40
Net realized and unrealized gain (loss) on investment transactions	1.89	0.91	1.27		0.38	(1.23)
Total from investment operations	2.23	1.22	1.52		0.71	(0.83)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.45)	(0.24)		(0.37)	(0.97)
Distributions from net realized gains	(0.22)	(1.37)	(0.20)		(0.61)	(0.41)
Total dividends and distributions	(0.56)	(1.82)	(0.44)		(0.98)	(1.38)
Net asset value, end of year	$14.26	$12.59	$13.19		$12.11	$12.38
Total Return(b):	18.11%	10.15%	12.93%		6.67%	(6.69)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,573	$1,255	$1,062		$722	$627
Average net assets (000)	$1,436	$1,092	$845		$641	$662
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27%	0.24%	0.23	%(d)	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.91%	1.03%	1.12%		0.92%	0.95%
Net investment income (loss)	2.50%	2.47%	2.01%		2.90%	3.00%
Portfolio turnover rate(e)	55%	39%	77%		31%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.60	$13.20	$12.13		$12.40	$14.60
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.33	0.27		0.36 (b)	0.42
Net realized and unrealized gain (loss) on investment transactions	1.90	0.90	1.26		0.36 (c)	(1.23)
Total from investment operations	2.26	1.23	1.53		0.72	(0.81)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.46)	(0.26)		(0.38)	(0.98)
Distributions from net realized gains	(0.22)	(1.37)	(0.20)		(0.61)	(0.41)
Total dividends and distributions	(0.57)	(1.83)	(0.46)		(0.99)	(1.39)
Net asset value, end of year	$14.29	$12.60	$13.20		$12.13	$12.40
Total Return(d):	18.37%	10.25%	12.93%		6.77%	(6.53)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$99	$93	$84		$67	$50
Average net assets (000)	$96	$88	$73		$59	$42
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.17%	0.14%	0.14	%(f)	0.20%	0.20%
Expenses before waivers and/or expense reimbursement	3.65%	4.36%	4.79%		5.64%	9.44%
Net investment income (loss)	2.66%	2.61%	2.17%		3.08%	3.13%
Portfolio turnover rate(g)	55%	39%	77%		31%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 97

PGIM Target Date 2040 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.62	$13.21	$12.14		$12.41	$14.61
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.34	0.28		0.36	0.47
Net realized and unrealized gain (loss) on investment transactions	1.83	0.92	1.26		0.37	(1.27)
Total from investment operations	2.27	1.26	1.54		0.73	(0.80)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.48)	(0.27)		(0.39)	(0.99)
Distributions from net realized gains	(0.22)	(1.37)	(0.20)		(0.61)	(0.41)
Total dividends and distributions	(0.59)	(1.85)	(0.47)		(1.00)	(1.40)
Net asset value, end of year	$14.30	$12.62	$13.21		$12.14	$12.41
Total Return(b):	18.37%	10.43%	13.03%		6.89%	(6.43)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$118	$9,120	$8,454		$7,404	$6,697
Average net assets (000)	$6,324	$8,718	$7,708		$6,691	$7,073
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.07%	0.04%	0.04	%(d)	0.10%	0.10%
Expenses before waivers and/or expense reimbursement	0.60%	0.56%	0.61%		0.56%	0.46%
Net investment income (loss)	3.30%	2.73%	2.29%		3.10%	3.43%
Portfolio turnover rate(e)	55%	39%	77%		31%	54%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.64		$13.23		$12.15		$12.42		$14.63
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.35		0.31		0.39	(b)	0.49
Net realized and unrealized gain (loss) on investment transactions	1.92		0.92		1.25		0.36	(c)	(1.27)
Total from investment operations	2.29		1.27		1.56		0.75		(0.78)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.49)		(0.28)		(0.41)		(1.02)
Distributions from net realized gains	(0.22)		(1.37)		(0.20)		(0.61)		(0.41)
Total dividends and distributions	(0.60)		(1.86)		(0.48)		(1.02)		(1.43)
Net asset value, end of year	$14.33		$12.64		$13.23		$12.15		$12.42
Total Return(d):	18.59%		10.58%		13.25%		7.06%		(6.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,520		$31,949		$30,905		$37,993		$37,802
Average net assets (000)	$34,459		$31,731		$32,313		$36,923		$45,103
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(f)	0.00	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(h)	0.00	%(h)	0.01	%(f)(h)	(0.05)%		(0.05)%
Expenses before waivers and/or expense reimbursement	0.38%		0.39%		0.42%		0.38%		0.27%
Net investment income (loss)	2.72%		2.75%		2.52%		3.33%		3.58%
Portfolio turnover rate(i)	55%		39%		77%		31%		54%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 99

PGIM Target Date 2045 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 8.7%
Fixed Income
PGIM Total Return Bond ETF (cost $3,172,529)	75,505	$3,076,074

AFFILIATED MUTUAL FUNDS 91.2%
Domestic Equity 53.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	110,106	1,851,989
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	281,081	14,751,137
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	205,481	2,313,712

		18,916,838

Fixed Income 6.5%
PGIM Core Conservative Bond Fund (Class R6)	71,197	602,328
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	87,558	775,763
PGIM TIPS Fund (Class R6)	113,319	916,755

		2,294,846

International Equity 31.3%
PGIM Global Real Estate Fund (Class R6)	75,186	1,746,572
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	137,769	2,218,082
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	378,983	7,098,355

		11,063,009

TOTAL AFFILIATED MUTUAL FUNDS (cost $22,934,107)		32,274,693

TOTAL LONG-TERM INVESTMENTS (cost $26,106,636)		35,350,767

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $79,041)	79,041	79,041

TOTAL INVESTMENTS 100.1% (cost $26,185,677)(wa)		35,429,808
Liabilities in excess of other assets (0.1)%		(38,615)

NET ASSETS 100.0%		$35,391,193

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$ 3,076,074	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Mutual Funds
Domestic Equity	$18,916,838	$—	$—
Fixed Income	2,294,846	—	—
International Equity	11,063,009	—	—
Short-Term Investment
Affiliated Mutual Fund	79,041	—	—

Total	$35,429,808	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	53.4%
International Equity	31.3

Fixed Income	15.2%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 101

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $26,185,677)	$35,429,808
Receivable for investments sold	133,145
Due from Manager	18,160
Dividends receivable	11,542
Receivable for Fund shares sold	3,752
Prepaid expenses	79

Total Assets	35,596,486

Liabilities
Payable for investments purchased	147,033
Audit fee payable	21,037
Custodian and accounting fees payable	18,543
Shareholders’ reports fee payable	7,234
Professional fees payable	5,023
Accrued expenses and other liabilities	4,346
Trustees’ fees payable	827
Payable for Fund shares purchased	637
Distribution fee payable	446
Affiliated transfer agent fee payable	167

Total Liabilities	205,293

Net Assets	$35,391,193

Net assets were comprised of:
Shares of beneficial interest, at par	$ 2,447
Paid-in capital in excess of par	25,963,272
Total distributable earnings (loss)	9,425,474

Net assets, July 31, 2026	$35,391,193

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($242,314 ÷ 16,887 shares of beneficial interest issued and outstanding)	$14.35

Class R2
Net asset value, offering price and redemption price per share, ($1,487,175 ÷ 103,506 shares of beneficial interest issued and outstanding)	$14.37

Class R3
Net asset value, offering price and redemption price per share, ($355,502 ÷ 24,708 shares of beneficial interest issued and outstanding)	$14.39

Class R4
Net asset value, offering price and redemption price per share, ($68,616 ÷ 4,769 shares of beneficial interest issued and outstanding)	$14.39

Class R5
Net asset value, offering price and redemption price per share, ($173,244 ÷ 12,010 shares of beneficial interest issued and outstanding)	$14.42

Class R6
Net asset value, offering price and redemption price per share, ($33,064,342 ÷ 2,285,592 shares of beneficial interest issued and outstanding)	$14.47

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 103

PGIM Target Date 2045 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$853,437

Expenses
Distribution fee(a)	4,881
Shareholder servicing fees(a)	537
Custodian and accounting fees	58,853
Professional fees	35,241
Registration fees(a)	22,521
Audit fee	21,037
Shareholders’ reports	15,993
Trustees’ fees	10,010
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $1,972)(a)	7,112
Miscellaneous	7,252

Total expenses	191,964
Less: Fee waiver and/or expense reimbursement(a)	(183,141)

Net expenses	8,823

Net investment income (loss)	844,614

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	525,389
Net capital gain distributions received	1,283,794
Payment from Manager	26,980

1,836,163

Net change in unrealized appreciation (depreciation) on investments	3,686,694

Net gain (loss) on investment transactions	5,522,857

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,367,471

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,238	3,395	248	—	—	—
Shareholder servicing fees	237	26	235	39	—	—
Registration fees	2,875	5,425	2,874	2,874	2,874	5,599
Transfer agent’s fees and expenses	455	992	480	164	2,945	2,076
Fee waiver and/or expense reimbursement	(4,281)	(10,346)	(4,291)	(3,258)	(10,615)	(150,350)

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$844,614	$713,691
Net realized gain (loss) on investment transactions	1,836,163	703,679
Net change in unrealized appreciation (depreciation) on investments	3,686,694	1,658,045

Net increase (decrease) in net assets resulting from operations	6,367,471	3,075,415

Dividends and Distributions
Distributions from distributable earnings
Class R1	(9,656)	(5,014)
Class R2	(48,381)	(66,672)
Class R3	(10,739)	(4,262)
Class R4	(2,388)	(7,245)
Class R5	(72,294)	(176,396)
Class R6	(1,343,705)	(3,526,103)

	(1,487,163)	(3,785,692)

Fund share transactions
Net proceeds from shares sold	5,742,471	7,536,911
Net asset value of shares issued in reinvestment of dividends and distributions	1,487,163	3,785,298
Cost of shares purchased	(8,000,556)	(5,869,279)

Net increase (decrease) in net assets from Fund share transactions	(770,922)	5,452,930

Total increase (decrease)	4,109,386	4,742,653

Net Assets:
Beginning of year	31,281,807	26,539,154

End of year	$35,391,193	$31,281,807

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 105

PGIM Target Date 2045 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.42	$12.98	$11.84		$11.79	$14.56
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.15	0.18		0.25	0.32
Net realized and unrealized gain (loss) on investment transactions	2.12	1.05	1.33		0.53	(1.25)
Total from investment operations	2.39	1.20	1.51		0.78	(0.93)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.38)	(0.18)		(0.17)	(0.90)
Distributions from net realized gains	(0.21)	(1.38)	(0.19)		(0.56)	(0.94)
Total dividends and distributions	(0.46)	(1.76)	(0.37)		(0.73)	(1.84)
Net asset value, end of year	$14.35	$12.42	$12.98		$11.84	$11.79
Total Return(b):	19.57%	10.23%	13.12%		7.45%	(7.75)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$242	$273	$19		$16	$15
Average net assets (000)	$248	$73	$17		$15	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66%	0.64%	0.63	%(d)	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	2.39%	5.70%	18.92%		20.73%	21.60%
Net investment income (loss)	2.03%	1.20%	1.48%		2.23%	2.44%
Portfolio turnover rate(e)	50%	40%	79%		29%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.44	$13.01	$11.86		$11.81	$14.59
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.19	0.17		0.26	0.33
Net realized and unrealized gain (loss) on investment transactions	2.15	1.04	1.38		0.55	(1.24)
Total from investment operations	2.42	1.23	1.55		0.81	(0.91)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.42)	(0.21)		(0.20)	(0.93)
Distributions from net realized gains	(0.21)	(1.38)	(0.19)		(0.56)	(0.94)
Total dividends and distributions	(0.49)	(1.80)	(0.40)		(0.76)	(1.87)
Net asset value, end of year	$14.37	$12.44	$13.01		$11.86	$11.81
Total Return(b):	19.87%	10.48%	13.47%		7.73%	(7.56)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,487	$1,203	$1,012		$374	$316
Average net assets (000)	$1,358	$870	$660		$326	$369
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	0.38%	0.36	%(d)	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	1.17%	1.67%	2.03%		2.22%	2.07%
Net investment income (loss)	2.02%	1.52%	1.36%		2.37%	2.53%
Portfolio turnover rate(e)	50%	40%	79%		29%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund  107

PGIM Target Date 2045 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.46	$13.02	$11.87		$11.82	$14.60
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.20	0.23		0.34	0.07
Net realized and unrealized gain (loss) on investment transactions	2.11	1.05	1.34		0.49	(0.96)
Total from investment operations	2.44	1.25	1.57		0.83	(0.89)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.43)	(0.23)		(0.22)	(0.95)
Distributions from net realized gains	(0.21)	(1.38)	(0.19)		(0.56)	(0.94)
Total dividends and distributions	(0.51)	(1.81)	(0.42)		(0.78)	(1.89)
Net asset value, end of year	$14.39	$12.46	$13.02		$11.87	$11.82
Total Return(b):	19.98%	10.70%	13.61%		7.90%	(7.43)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$356	$122	$31		$27	$36
Average net assets (000)	$248	$59	$28		$30	$301
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27%	0.24%	0.22	%(d)	0.28%	0.28%
Expenses before waivers and/or expense reimbursement	2.00%	6.41%	11.84%		10.50%	2.13%
Net investment income (loss)	2.45%	1.63%	1.89%		3.08%	0.58%
Portfolio turnover rate(e)	50%	40%	79%		29%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.46	$13.02	$11.87		$11.83	$14.61
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.31	0.23		0.27	0.38
Net realized and unrealized gain (loss) on investment transactions	2.14	0.96	1.35		0.56	(1.25)
Total from investment operations	2.45	1.27	1.58		0.83	(0.87)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.45)	(0.24)		(0.23)	(0.97)
Distributions from net realized gains	(0.21)	(1.38)	(0.19)		(0.56)	(0.94)
Total dividends and distributions	(0.52)	(1.83)	(0.43)		(0.79)	(1.91)
Net asset value, end of year	$14.39	$12.46	$13.02		$11.87	$11.83
Total Return(b):	20.12%	10.81%	13.73%		7.93%	(7.31)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$69	$57	$51		$61	$46
Average net assets (000)	$63	$55	$48		$48	$42
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.13%	0.13	%(d)	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	5.33%	6.82%	7.22%		8.10%	9.50%
Net investment income (loss)	2.27%	2.47%	1.93%		2.38%	2.88%
Portfolio turnover rate(e)	50%	40%	79%		29%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund  109

PGIM Target Date 2045 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2026	2025	2024		2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.49	$13.05	$11.90		$11.85	$14.63
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.31	0.26		0.32	0.39
Net realized and unrealized gain (loss) on investment transactions	2.06	0.97	1.33		0.54	(1.25)
Total from investment operations	2.47	1.28	1.59		0.86	(0.86)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.46)	(0.25)		(0.25)	(0.98)
Distributions from net realized gains	(0.21)	(1.38)	(0.19)		(0.56)	(0.94)
Total dividends and distributions	(0.54)	(1.84)	(0.44)		(0.81)	(1.92)
Net asset value, end of year	$14.42	$12.49	$13.05		$11.90	$11.85
Total Return(b):	20.18%	10.91%	13.80%		8.13%	(7.20)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$173	$1,610	$1,248		$970	$786
Average net assets (000)	$1,243	$1,351	$1,074		$812	$703
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06%	0.03%	0.03	%(d)	0.08%	0.08%
Expenses before waivers and/or expense reimbursement	0.91%	0.96%	1.07%		1.06%	1.11%
Net investment income (loss)	3.07%	2.51%	2.13%		2.83%	2.96%
Portfolio turnover rate(e)	50%	40%	79%		29%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2026		2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.52		$13.08		$11.92		$11.87		$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.32		0.28		0.34		0.42
Net realized and unrealized gain (loss) on investment transactions	2.17		0.98		1.34		0.53		(1.27)
Total from investment operations	2.50		1.30		1.62		0.87		(0.85)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.48)		(0.27)		(0.26)		(1.00)
Distributions from net realized gains	(0.21)		(1.38)		(0.19)		(0.56)		(0.94)
Total dividends and distributions	(0.55)		(1.86)		(0.46)		(0.82)		(1.94)
Net asset value, end of year	$14.47		$12.52		$13.08		$11.92		$11.87
Total Return(b):	20.46%		11.04%		14.01%		8.28%		(7.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$33,064		$28,017		$24,178		$32,334		$29,859
Average net assets (000)	$31,591		$25,941		$26,064		$29,647		$34,127
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.01	%(d)(f)	(0.07)%		(0.07)%
Expenses before waivers and/or expense reimbursement	0.48%		0.57%		0.61%		0.53%		0.42%
Net investment income (loss)	2.43%		2.56%		2.38%		3.02%		3.17%

Portfolio turnover rate(g)	50%		40%		79%		29%		50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund  111

PGIM Target Date 2050 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 7.4%
Fixed Income
PGIM Total Return Bond ETF (cost $1,614,429)	38,441	$1,566,086

AFFILIATED MUTUAL FUNDS 92.5%
Domestic Equity 55.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	74,119	1,246,688
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	170,567	8,951,382
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	146,191	1,646,112

		11,844,182

Fixed Income 2.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6) (cost $320,898)	47,750	423,069
International Equity 34.7%
PGIM Global Real Estate Fund (Class R6)	45,104	1,047,770
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	107,599	1,732,349
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	245,755	4,602,991

		7,383,110

TOTAL AFFILIATED MUTUAL FUNDS (cost $13,467,234)		19,650,361

TOTAL LONG-TERM INVESTMENTS (cost $15,081,663)		21,216,447

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $59,130)	59,130	59,130

TOTAL INVESTMENTS 100.2% (cost $15,140,793)(wa)		21,275,577
Liabilities in excess of other assets (0.2)%		(36,254)

NET ASSETS 100.0%		$21,239,323

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$1,566,086	$—	$—
Affiliated Mutual Funds
Domestic Equity	11,844,182	—	—
Fixed Income	423,069	—	—
International Equity	7,383,110	—	—

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$59,130	$—	$—

Total	$21,275,577	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	55.8%
International Equity	34.7

Fixed Income	9.4%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund  113

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $15,140,793)	$21,275,577
Receivable for investments sold	82,471
Due from Manager	11,518
Dividends and interest receivable	5,890
Receivable for Fund shares sold	2,508
Prepaid expenses	78

Total Assets	21,378,042

Liabilities

Payable for investments purchased	80,439
Audit fee payable	21,037
Custodian and accounting fees payable	18,632
Professional fees payable	5,773
Payable for Fund shares purchased	4,539
Accrued expenses and other liabilities	3,932
Shareholders’ reports fee payable	3,010
Trustees’ fees payable	826
Distribution fee payable	377
Affiliated transfer agent fee payable	154

Total Liabilities	138,719

Net Assets	$21,239,323

Net assets were comprised of:
Shares of beneficial interest, at par	$1,414
Paid-in capital in excess of par	14,761,779
Total distributable earnings (loss)	6,476,130

Net assets, July 31, 2026	$21,239,323

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($300,087 ÷ 20,192 shares of beneficial interest issued and outstanding)	$14.86

Class R2
Net asset value, offering price and redemption price per share, ($702,470 ÷ 47,010 shares of beneficial interest issued and outstanding)	$14.94

Class R3
Net asset value, offering price and redemption price per share, ($1,189,775 ÷ 79,654 shares of beneficial interest issued and outstanding)	$14.94

Class R4
Net asset value, offering price and redemption price per share, ($145,449 ÷ 9,748 shares of beneficial interest issued and outstanding)	$14.92

Class R5
Net asset value, offering price and redemption price per share, ($117,388 ÷ 7,838 shares of beneficial interest issued and outstanding)	$14.98

Class R6
Net asset value, offering price and redemption price per share, ($18,784,154 ÷ 1,249,317 shares of beneficial interest issued and outstanding)	$15.04

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund  115

PGIM Target Date 2050 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$494,600

Expenses
Distribution fee(a)	4,319
Shareholder servicing fees(a)	1,723

Custodian and accounting fees	58,782

Professional fees	35,641

Audit fee	21,037

Registration fees(a)	17,782
Shareholders’ reports	11,222
Transfer agent’s fees and expenses (including affiliated expense of $1,882)(a)	9,962
Trustees’ fees	9,930
Fund data services	8,527
Miscellaneous	5,991

Total expenses	184,916
Less: Fee waiver and/or expense reimbursement(a)	(175,601)

Net expenses	9,315

Net investment income (loss)	485,285

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	525,636

Net capital gain distributions received	843,518
Payment from Manager	13,849

1,383,003

Net change in unrealized appreciation (depreciation) on investments	2,355,507

Net gain (loss) on investment transactions	3,738,510

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,223,795

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,544	1,564	1,211	—	—	—
Shareholder servicing fees	310	92	1,218	103	—	—
Registration fees	2,914	3,013	2,914	2,914	2,914	3,113
Transfer agent’s fees and expenses	622	1,200	1,989	284	3,976	1,891
Fee waiver and/or expense reimbursement	(5,480)	(7,551)	(12,520)	(3,996)	(18,387)	(127,667)

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$485,285	$415,797
Net realized gain (loss) on investment transactions	1,383,003	423,632
Net change in unrealized appreciation (depreciation) on investments	2,355,507	1,218,466

Net increase (decrease) in net assets resulting from operations	4,223,795	2,057,895

Dividends and Distributions
Distributions from distributable earnings
Class R1	(9,873)	(16,936)
Class R2	(22,609)	(75,604)
Class R3	(42,144)	(4,042)
Class R4	(5,340)	(20,317)
Class R5	(110,662)	(335,350)
Class R6	(816,658)	(2,243,528)

	(1,007,286)	(2,695,777)

Fund share transactions
Net proceeds from shares sold	5,693,942	6,145,639
Net asset value of shares issued in reinvestment of dividends and distributions	1,007,286	2,695,777
Cost of shares purchased	(8,933,342)	(3,427,246)

Net increase (decrease) in net assets from Fund share transactions	(2,232,114)	5,414,170

Total increase (decrease)	984,395	4,776,288

Net Assets:

Beginning of year	20,254,928	15,478,640

End of year	$21,239,323	$20,254,928

See Notes to Financial Statements.

PGIM Target Date 2050 Fund  117

PGIM Target Date 2050 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.74	$13.64	$12.38		$12.32		$14.87
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.19	0.16		0.23		0.30
Net realized and unrealized gain (loss) on investment transactions	2.41	1.10	1.51		0.71		(1.36)
Total from investment operations	2.62	1.29	1.67		0.94		(1.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.42)	(0.21)		(0.15)		(0.91)
Distributions from net realized gains	(0.27)	(1.77)	(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.50)	(2.19)	(0.41)		(0.88)		(1.49)
Net asset value, end of year	$14.86	$12.74	$13.64		$12.38		$12.32
Total Return(b):	21.00%	10.69%	13.87%		8.56%		(8.23)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$300	$356	$97		$59		$47
Average net assets (000)	$309	$140	$69		$50		$46
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.63%	0.62	%(d)	0.68	%(d)	0.68%
Expenses before waivers and/or expense reimbursement	2.45%	3.95%	5.93%		7.54%		9.34%
Net investment income (loss)	1.54%	1.50%	1.26%		1.98%		2.18%
Portfolio turnover rate(e)	59%	37%	84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.81	$13.70	$12.43		$12.36		$14.90
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.27	0.20		0.25		0.50
Net realized and unrealized gain (loss) on investment transactions	2.42	1.05	1.51		0.71		(1.51)
Total from investment operations	2.67	1.32	1.71		0.96		(1.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.44)	(0.24)		(0.16)		(0.95)
Distributions from net realized gains	(0.27)	(1.77)	(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.54)	(2.21)	(0.44)		(0.89)		(1.53)
Net asset value, end of year	$14.94	$12.81	$13.70		$12.43		$12.36
Total Return(b):	21.29%	10.92%	14.17%		8.80%		(7.92)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$702	$532	$455		$444		$337
Average net assets (000)	$626	$494	$452		$370		$3,647
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42%	0.37%	0.37	%(d)	0.43	%(d)	0.43%
Expenses before waivers and/or expense reimbursement	1.63%	1.99%	2.60%		2.81%		1.15%
Net investment income (loss)	1.77%	2.10%	1.56%		2.15%		3.51%
Portfolio turnover rate(e)	59%	37%	84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 119

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.80	$13.71	$12.44		$12.38		$14.93
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.07	0.21		0.28		0.06
Net realized and unrealized gain (loss) on investment transactions	2.44	1.27	1.52		0.70		(1.06)
Total from investment operations	2.69	1.34	1.73		0.98		(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.48)	(0.26)		(0.19)		(0.97)
Distributions from net realized gains	(0.27)	(1.77)	(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.55)	(2.25)	(0.46)		(0.92)		(1.55)
Net asset value, end of year	$14.94	$12.80	$13.71		$12.44		$12.38
Total Return(b):	21.52%	11.09%	14.31%		8.99%		(7.83)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,190	$1,543	$25		$19		$15
Average net assets (000)	$1,211	$453	$21		$16		$81
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27%	0.25%	0.22	%(d)	0.28	%(d)	0.27%
Expenses before waivers and/or expense reimbursement	1.30%	1.92%	15.59%		19.74%		5.80%
Net investment income (loss)	1.82%	0.59%	1.69%		2.37%		0.52%
Portfolio turnover rate(e)	59%	37%	84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.79	$13.69	$12.42		$12.36		$14.91
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.31	0.23		0.28		0.13
Net realized and unrealized gain (loss) on investment transactions	2.41	1.05	1.51		0.72		(1.12)
Total from investment operations	2.70	1.36	1.74		1.00		(0.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.49)	(0.27)		(0.21)		(0.98)
Distributions from net realized gains	(0.27)	(1.77)	(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.57)	(2.26)	(0.47)		(0.94)		(1.56)
Net asset value, end of year	$14.92	$12.79	$13.69		$12.42		$12.36
Total Return(b):	21.61%	11.22%	14.45%		9.12%		(7.79)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$145	$120	$123		$100		$89
Average net assets (000)	$133	$127	$108		$95		$59
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17%	0.12%	0.12	%(d)	0.18	%(d)	0.18%
Expenses before waivers and/or expense reimbursement	3.17%	3.68%	3.95%		4.14%		7.09%
Net investment income (loss)	2.10%	2.42%	1.80%		2.43%		0.98%
Portfolio turnover rate(e)	59%	37%	84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 121

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.83	$13.72	$12.45		$12.39		$14.94
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.31	0.23		0.30		0.39
Net realized and unrealized gain (loss) on investment transactions	2.31	1.06	1.52		0.71		(1.36)
Total from investment operations	2.73	1.37	1.75		1.01		(0.97)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.49)	(0.28)		(0.22)		(1.00)
Distributions from net realized gains	(0.27)	(1.77)	(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.58)	(2.26)	(0.48)		(0.95)		(1.58)
Net asset value, end of year	$14.98	$12.83	$13.72		$12.45		$12.39
Total Return(b):	21.81%	11.31%	14.52%		9.22%		(7.63)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$117	$2,581	$1,967		$1,446		$1,170
Average net assets (000)	$1,771	$2,214	$1,729		$1,226		$1,196
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06%	0.02%	0.02	%(d)	0.08	%(d)	0.08%
Expenses before waivers and/or expense reimbursement	1.10%	1.16%	1.37%		1.20%		1.03%
Net investment income (loss)	3.10%	2.42%	1.86%		2.55%		2.87%
Portfolio turnover rate(e)	59%	37%	84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.88		$13.77		$12.48		$12.43		$14.98
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.32		0.29		0.33		0.41
Net realized and unrealized gain (loss) on investment transactions	2.45		1.07		1.50		0.69		(1.36)
Total from investment operations	2.76		1.39		1.79		1.02		(0.95)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.51)		(0.30)		(0.24)		(1.02)
Distributions from net realized gains	(0.27)		(1.77)		(0.20)		(0.73)		(0.58)
Total dividends and distributions	(0.60)		(2.28)		(0.50)		(0.97)		(1.60)
Net asset value, end of year	$15.04		$12.88		$13.77		$12.48		$12.43
Total Return(b):	21.97%		11.43%		14.81%		9.29%		(7.47)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$18,784		$15,122		$12,813		$20,189		$18,346
Average net assets (000)	$17,736		$14,004		$15,264		$18,311		$20,531
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.02	%(d)	0.00	%(d)(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.02	%(d)(f)	(0.07	)%(d)	(0.07)%
Expenses before waivers and/or expense reimbursement	0.72%		0.95%		0.94%		0.81%		0.58%
Net investment income (loss)	2.20%		2.46%		2.32%		2.81%		2.98%
Portfolio turnover rate(g)	59%		37%		84%		26%		59%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 123

PGIM Target Date 2055 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 4.3%
Fixed Income
PGIM Total Return Bond ETF (cost $520,767)	12,395	$504,972

AFFILIATED MUTUAL FUNDS 95.6%
Domestic Equity 57.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	43,691	734,880
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	94,787	4,974,400
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	91,016	1,024,839

		6,734,119

International Equity 38.5%
PGIM Global Real Estate Fund (Class R6)	25,050	581,901
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	72,691	1,170,331
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	149,334	2,797,017

		4,549,249

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,891,186)		11,283,368

TOTAL LONG-TERM INVESTMENTS (cost $8,411,953)		11,788,340

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $48,977)	48,977	48,977

TOTAL INVESTMENTS 100.3% (cost $8,460,930)(wa)		11,837,317
Liabilities in excess of other assets (0.3)%		(37,490)

NET ASSETS 100.0%		$11,799,827

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$504,972	$—	$—
Affiliated Mutual Funds
Domestic Equity	6,734,119	—	—
International Equity	4,549,249	—	—

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$48,977	$—	$—

Total	$11,837,317	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	57.1%
International Equity	38.5

Fixed Income	4.3%
Short-Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 125

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $8,460,930)	$11,837,317
Receivable for investments sold	69,353
Due from Manager	12,082
Receivable for Fund shares sold	1,922
Dividends receivable	1,910
Prepaid expenses	77

Total Assets	11,922,661

Liabilities
Payable for investments purchased	70,885
Audit fee payable	21,037
Custodian and accounting fees payable	18,597
Professional fees payable	4,834
Shareholders’ reports fee payable	2,998
Accrued expenses and other liabilities	2,771
Trustees’ fees payable	800
Payable for Fund shares purchased	532
Distribution fee payable	232
Affiliated transfer agent fee payable	148

Total Liabilities	122,834

Net Assets	$11,799,827

Net assets were comprised of:
Shares of beneficial interest, at par	$851
Paid-in capital in excess of par	8,215,451
Total distributable earnings (loss)	3,583,525

Net assets, July 31, 2026	$11,799,827

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($196,673 ÷ 14,422 shares of beneficial interest issued and outstanding)	$13.64

Class R2
Net asset value, offering price and redemption price per share, ($561,642 ÷ 40,913 shares of beneficial interest issued and outstanding)	$13.73

Class R3
Net asset value, offering price and redemption price per share, ($319,324 ÷ 23,187 shares of beneficial interest issued and outstanding)	$13.77

Class R4
Net asset value, offering price and redemption price per share, ($82,396 ÷ 5,972 shares of beneficial interest issued and outstanding)	$13.80

Class R5
Net asset value, offering price and redemption price per share, ($64,730 ÷ 4,674 shares of beneficial interest issued and outstanding)	$13.85

Class R6
Net asset value, offering price and redemption price per share, ($10,575,062 ÷ 761,777 shares of beneficial interest issued and outstanding)	$13.88

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 127

PGIM Target Date 2055 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$263,715

Expenses
Distribution fee(a)	2,273
Shareholder servicing fees(a)	420
Custodian and accounting fees	59,137
Professional fees	34,699
Audit fee	21,037
Registration fees(a)	19,352
Shareholders’ reports	12,407
Trustees’ fees	9,690
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $1,811)(a)	5,844
Miscellaneous	5,899

Total expenses	179,285
Less: Fee waiver and/or expense reimbursement(a)	(175,243)

Net expenses	4,042

Net investment income (loss)	259,673

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	180,475
Net capital gain distributions received	509,278
Payment from Manager	10,363

700,116

Net change in unrealized appreciation (depreciation) on investments	1,413,467

Net gain (loss) on investment transactions	2,113,583

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,373,256

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	917	1,124	232	—	—	—
Shareholder servicing fees	165	1	216	38	—	—
Registration fees	2,817	5,067	2,817	2,817	2,817	3,017
Transfer agent’s fees and expenses	365	977	458	200	2,015	1,829
Fee waiver and/or expense reimbursement	(5,419)	(11,097)	(6,081)	(3,906)	(14,839)	(133,901)

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$259,673	$208,311
Net realized gain (loss) on investment transactions	700,116	233,052
Net change in unrealized appreciation (depreciation) on investments	1,413,467	594,397

Net increase (decrease) in net assets resulting from operations	2,373,256	1,035,760

Dividends and Distributions
Distributions from distributable earnings
Class R1	(6,375)	(2,413)
Class R2	(15,695)	(36,066)
Class R3	(6,701)	(11,336)
Class R4	(2,896)	(6,939)
Class R5	(46,675)	(103,117)
Class R6	(479,896)	(915,475)

	(558,238)	(1,075,346)

Fund share transactions
Net proceeds from shares sold	4,917,782	3,103,007
Net asset value of shares issued in reinvestment of dividends and distributions	557,349	1,075,346
Cost of shares purchased	(5,548,536)	(2,386,852)

Net increase (decrease) in net assets from Fund share transactions	(73,405)	1,791,501

Total increase (decrease)	1,741,613	1,751,915

Net Assets:

Beginning of year	10,058,214	8,306,299

End of year	$11,799,827	$10,058,214

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 129

PGIM Target Date 2055 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.59	$11.81	$10.65		$10.28		$14.78
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.09	0.13		0.19		0.26
Net realized and unrealized gain (loss) on investment transactions	2.29	1.09	1.33		0.68		(1.10)
Total from investment operations	2.49	1.18	1.46		0.87		(0.84)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.30)		(0.03)		(0.91)
Distributions from net realized gains	(0.18)	(1.14)	-		(0.47)		(2.75)
Total dividends and distributions	(0.44)	(1.40)	(0.30)		(0.50)		(3.66)
Net asset value, end of year	$13.64	$11.59	$11.81		$10.65		$10.28
Total Return(b):	21.87%	10.96%	14.00%		9.11%		(8.47)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$197	$181	$19		$18		$17
Average net assets (000)	$183	$45	$19		$16		$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.63%	0.65	%(d)	0.68	%(d)	0.67%
Expenses before waivers and/or expense reimbursement	3.61%	9.65%	18.00%		21.35%		22.90%
Net investment income (loss)	1.55%	0.77%	1.22%		1.97%		2.17%
Portfolio turnover rate(e)	63%	43%	97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.67	$11.89	$10.71		$10.31		$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.20	0.11		0.22		0.29
Net realized and unrealized gain (loss) on investment transactions	2.31	1.02	1.39		0.68		(1.11)
Total from investment operations	2.53	1.22	1.50		0.90		(0.82)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.32)		(0.03)		(0.94)
Distributions from net realized gains	(0.18)	(1.14)	-		(0.47)		(2.75)
Total dividends and distributions	(0.47)	(1.44)	(0.32)		(0.50)		(3.69)
Net asset value, end of year	$13.73	$11.67	$11.89		$10.71		$10.31
Total Return(b):	22.17%	11.23%	14.37%		9.38%		(8.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$562	$349	$721		$253		$278
Average net assets (000)	$450	$390	$452		$229		$311
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.40%	0.36%	0.39	%(d)	0.43	%(d)	0.42%
Expenses before waivers and/or expense reimbursement	2.87%	3.55%	4.07%		4.86%		4.25%
Net investment income (loss)	1.70%	1.70%	0.99%		2.21%		2.40%
Portfolio turnover rate(e)	63%	43%	97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 131

PGIM Target Date 2055 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.70	$11.91	$10.73		$10.32		$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.23	0.17		0.16		0.02
Net realized and unrealized gain (loss) on investment transactions	2.37	1.01	1.35		0.75		(0.80)
Total from investment operations	2.56	1.24	1.52		0.91		(0.78)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.34)		(0.03)		(0.97)
Distributions from net realized gains	(0.18)	(1.14)	-		(0.47)		(2.75)
Total dividends and distributions	(0.49)	(1.45)	(0.34)		(0.50)		(3.72)
Net asset value, end of year	$13.77	$11.70	$11.91		$10.73		$10.32
Total Return(b):	22.36%	11.39%	14.48%		9.47%		(8.03)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$319	$155	$84		$43		$15
Average net assets (000)	$232	$109	$59		$22		$166
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.22%	0.25	%(d)	0.29	%(d)	0.25%
Expenses before waivers and/or expense reimbursement	2.87%	5.03%	7.37%		15.85%		3.82%
Net investment income (loss)	1.49%	1.98%	1.50%		1.61%		0.15%
Portfolio turnover rate(e)	63%	43%	97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.73	$11.93	$10.75		$10.33		$14.84
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.26	0.18		0.25		0.31
Net realized and unrealized gain (loss) on investment transactions	2.31	1.00	1.35		0.67		(1.09)
Total from investment operations	2.57	1.26	1.53		0.92		(0.78)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.35)		(0.03)		(0.98)
Distributions from net realized gains	(0.18)	(1.14)	-		(0.47)		(2.75)
Total dividends and distributions	(0.50)	(1.46)	(0.35)		(0.50)		(3.73)
Net asset value, end of year	$13.80	$11.73	$11.93		$10.75		$10.33
Total Return(b):	22.43%	11.60%	14.59%		9.56%		(8.01)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$82	$67	$55		$39		$20
Average net assets (000)	$75	$60	$45		$29		$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	0.11%	0.15	%(d)	0.18	%(d)	0.17%
Expenses before waivers and/or expense reimbursement	5.33%	7.25%	8.72%		12.52%		22.13%
Net investment income (loss)	2.01%	2.26%	1.68%		2.48%		2.54%
Portfolio turnover rate(e)	63%	43%	97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 133

PGIM Target Date 2055 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.77	$11.97	$10.78		$10.35		$14.86
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.27	0.19		0.24		0.34
Net realized and unrealized gain (loss) on investment transactions	2.20	1.00	1.36		0.69		(1.11)
Total from investment operations	2.60	1.27	1.55		0.93		(0.77)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.36)		(0.03)		(0.99)
Distributions from net realized gains	(0.18)	(1.14)	-		(0.47)		(2.75)
Total dividends and distributions	(0.52)	(1.47)	(0.36)		(0.50)		(3.74)
Net asset value, end of year	$13.85	$11.77	$11.97		$10.78		$10.35
Total Return(b):	22.55%	11.69%	14.75%		9.64%		(7.88)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$65	$1,103	$786		$565		$367
Average net assets (000)	$801	$906	$674		$447		$317
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05%	0.02%	0.05	%(d)	0.08	%(d)	0.07%
Expenses before waivers and/or expense reimbursement	1.90%	2.21%	2.77%		2.95%		2.87%
Net investment income (loss)	3.19%	2.34%	1.76%		2.45%		2.79%
Portfolio turnover rate(e)	63%	43%	97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.79		$11.99		$10.80		$10.34		$14.86
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.27		0.24		0.28		0.37
Net realized and unrealized gain (loss) on investment transactions	2.34		1.02		1.32		0.68		(1.12)
Total from investment operations	2.62		1.29		1.56		0.96		(0.75)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.35)		(0.37)		(0.03)		(1.02)
Distributions from net realized gains	(0.18)		(1.14)		-		(0.47)		(2.75)
Total dividends and distributions	(0.53)		(1.49)		(0.37)		(0.50)		(3.77)
Net asset value, end of year	$13.88		$11.79		$11.99		$10.80		$10.34
Total Return(b):	22.77%		11.79%		14.89%		9.95%		(7.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,575		$8,202		$6,641		$8,151		$6,382
Average net assets (000)	$10,157		$7,614		$6,770		$6,741		$8,322
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.05	%(d)	0.00	%(d)(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.05	%(d)(f)	(0.07	)%(d)	(0.08)%
Expenses before waivers and/or expense reimbursement	1.32%		1.79%		2.06%		2.12%		1.57%
Net investment income (loss)	2.15%		2.32%		2.22%		2.76%		3.01%
Portfolio turnover rate(g)	63%		43%		97%		29%		60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 135

PGIM Target Date 2060 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.1%
Fixed Income
PGIM Total Return Bond ETF (cost $368,519)	8,777	$357,574

AFFILIATED MUTUAL FUNDS 96.8%
Domestic Equity 56.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	43,771	736,226
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	88,538	4,646,455
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	92,320	1,039,519

		6,422,200

International Equity 40.5%
PGIM Global Real Estate Fund (Class R6)	24,241	563,115
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	75,101	1,209,126
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	152,474	2,855,833

		4,628,074

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,854,748)		11,050,274

TOTAL LONG-TERM INVESTMENTS (cost $8,223,267)		11,407,848

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $49,504)	49,504	49,504

TOTAL INVESTMENTS 100.3% (cost $8,272,771)(wa)		11,457,352
Liabilities in excess of other assets (0.3)%		(39,037)

NET ASSETS 100.0%		$11,418,315

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$357,574	$—	$—
Affiliated Mutual Funds
Domestic Equity	6,422,200	—	—
International Equity	4,628,074	—	—

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$49,504	$—	$—

Total	$11,457,352	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	56.3%
International Equity	40.5

Fixed Income	3.1%
Short-Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 137

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $8,272,771)	$11,457,352
Receivable for investments sold	71,636
Due from Manager	12,199
Dividends receivable	1,351
Receivable for Fund shares sold	1,007
Prepaid expenses	77

Total Assets	11,543,622

Liabilities

Payable for investments purchased	70,404
Audit fee payable	21,041
Custodian and accounting fees payable	18,599
Professional fees payable	4,923
Payable for Fund shares purchased	3,093
Accrued expenses and other liabilities	3,032
Shareholders’ reports fee payable	3,020
Trustees’ fees payable	800
Distribution fee payable	251

Affiliated transfer agent fee payable	144

Total Liabilities	125,307

Net Assets	$11,418,315

Net assets were comprised of:
Shares of beneficial interest, at par	$653
Paid-in capital in excess of par	8,025,871
Total distributable earnings (loss)	3,391,791

Net assets, July 31, 2026	$11,418,315

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($258,620 ÷ 14,955 shares of beneficial interest issued and outstanding)	$17.29

Class R2
Net asset value, offering price and redemption price per share, ($518,501 ÷ 29,831 shares of beneficial interest issued and outstanding)	$17.38

Class R3
Net asset value, offering price and redemption price per share, ($472,539 ÷ 27,148 shares of beneficial interest issued and outstanding)	$17.41

Class R4
Net asset value, offering price and redemption price per share, ($48,675 ÷ 2,793 shares of beneficial interest issued and outstanding)	$17.42

Class R5
Net asset value, offering price and redemption price per share, ($105,598 ÷ 6,051 shares of beneficial interest issued and outstanding)	$17.45

Class R6
Net asset value, offering price and redemption price per share, ($10,014,382 ÷ 572,394 shares of beneficial interest issued and outstanding)	$17.50

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 139

PGIM Target Date 2060 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$248,622

Expenses
Distribution fee(a)	2,524
Shareholder servicing fees(a)	380
Custodian and accounting fees	59,342
Professional fees	34,785
Audit fee	21,037
Registration fees(a)	18,421
Shareholders’ reports	12,377
Trustees’ fees	9,690
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $1,757)(a)	6,349
Miscellaneous	5,896

Total expenses	179,328
Less: Fee waiver and/or expense reimbursement(a)	(175,107)

Net expenses	4,221

Net investment income (loss)	244,401

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	190,102

Net capital gain distributions received	482,451

Payment from Manager	10,274

682,827

Net change in unrealized appreciation (depreciation) on investments	1,355,337

Net gain (loss) on investment transactions	2,038,164

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,282,565

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,219	1,153	152	—	—	—
Shareholder servicing fees	224	—	136	20	—	—
Registration fees	2,817	3,917	2,817	2,817	2,817	3,236
Transfer agent’s fees and expenses	470	1,232	328	153	2,402	1,764
Fee waiver and/or expense reimbursement	(6,426)	(10,639)	(5,036)	(3,520)	(18,768)	(130,718)

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$244,401	$190,671
Net realized gain (loss) on investment transactions	682,827	311,028
Net change in unrealized appreciation (depreciation) on investments	1,355,337	539,115

Net increase (decrease) in net assets resulting from operations	2,282,565	1,040,814

Dividends and Distributions
Distributions from distributable earnings
Class R1	(8,857)	(4,383)
Class R2	(17,257)	(35,233)
Class R3	(4,426)	(5,064)
Class R4	(1,801)	(3,860)
Class R5	(65,999)	(106,904)
Class R6	(437,263)	(571,300)

	(535,603)	(726,744)

Fund share transactions
Net proceeds from shares sold	4,061,755	3,839,418
Net asset value of shares issued in reinvestment of dividends and distributions	535,603	726,744
Cost of shares purchased	(5,128,489)	(3,093,104)

Net increase (decrease) in net assets from Fund share transactions	(531,131)	1,473,058

Total increase (decrease)	1,215,831	1,787,128

Net Assets:

Beginning of year	10,202,484	8,415,356

End of year	$11,418,315	$10,202,484

See Notes to Financial Statements.

PGIM Target Date 2060 Fund  141

PGIM Target Date 2060 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.68	$14.42	$13.02		$12.82		$15.17
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.17	0.16		0.24		0.29
Net realized and unrealized gain (loss) on investment transactions	2.93	1.31	1.63		0.84		(1.46)
Total from investment operations	3.20	1.48	1.79		1.08		(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.37)	(0.22)		(0.19)		(0.95)
Distributions from net realized gains	(0.34)	(0.85)	(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.59)	(1.22)	(0.39)		(0.88)		(1.18)
Net asset value, end of year	$17.29	$14.68	$14.42		$13.02		$12.82
Total Return(b):	22.22%	10.94%	14.12%		9.38%		(8.62)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$259	$257	$40		$22		$17
Average net assets (000)	$244	$81	$27		$19		$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.62%	0.64	%(d)	0.67	%(d)	0.66%
Expenses before waivers and/or expense reimbursement	3.28%	6.44%	13.74%		18.47%		23.66%
Net investment income (loss)	1.65%	1.15%	1.17%		1.98%		2.06%
Portfolio turnover rate(e)	55%	46%	92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.76	$14.50	$13.09		$12.86		$15.21
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.29	0.16		0.25		0.52
Net realized and unrealized gain (loss) on investment transactions	2.98	1.23	1.68		0.87		(1.66)
Total from investment operations	3.26	1.52	1.84		1.12		(1.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.41)	(0.26)		(0.20)		(0.98)
Distributions from net realized gains	(0.34)	(0.85)	(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.64)	(1.26)	(0.43)		(0.89)		(1.21)
Net asset value, end of year	$17.38	$14.76	$14.50		$13.09		$12.86
Total Return(b):	22.54%	11.24%	14.40%		9.70%		(8.37)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$519	$407	$553		$267		$199
Average net assets (000)	$461	$440	$382		$215		$1,330
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39%	0.36%	0.38	%(d)	0.43	%(d)	0.41%
Expenses before waivers and/or expense reimbursement	2.70%	3.27%	3.87%		4.78%		2.45%
Net investment income (loss)	1.71%	2.04%	1.16%		2.07%		3.57%
Portfolio turnover rate(e)	55%	46%	92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund  143

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.78	$14.51	$13.10		$12.89		$15.25
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.31	0.21		0.28		0.16
Net realized and unrealized gain (loss) on investment transactions	3.04	1.24	1.64		0.86		(1.28)
Total from investment operations	3.28	1.55	1.85		1.14		(1.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.43)	(0.27)		(0.24)		(1.01)
Distributions from net realized gains	(0.34)	(0.85)	(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.65)	(1.28)	(0.44)		(0.93)		(1.24)
Net asset value, end of year	$17.41	$14.78	$14.51		$13.10		$12.89
Total Return(b):	22.72%	11.44%	14.55%		9.90%		(8.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$473	$84	$55		$41		$31
Average net assets (000)	$152	$61	$46		$33		$55
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	0.21%	0.24	%(d)	0.28	%(d)	0.25%
Expenses before waivers and/or expense reimbursement	3.56%	7.34%	8.77%		11.21%		8.75%
Net investment income (loss)	1.46%	2.17%	1.58%		2.26%		1.25%
Portfolio turnover rate(e)	55%	46%	92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.79	$14.53	$13.11		$12.91		$15.26
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.37	0.22		0.29		0.37
Net realized and unrealized gain (loss) on investment transactions	2.98	1.19	1.66		0.85		(1.47)
Total from investment operations	3.30	1.56	1.88		1.14		(1.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.45)	(0.29)		(0.25)		(1.02)
Distributions from net realized gains	(0.34)	(0.85)	(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.67)	(1.30)	(0.46)		(0.94)		(1.25)
Net asset value, end of year	$17.42	$14.79	$14.53		$13.11		$12.91
Total Return(b):	22.85%	11.47%	14.71%		9.93%		(8.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$49	$40	$42		$24		$18
Average net assets (000)	$45	$41	$32		$20		$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14%	0.11%	0.14	%(d)	0.18	%(d)	0.16%
Expenses before waivers and/or expense reimbursement	8.05%	9.70%	11.45%		16.92%		22.95%
Net investment income (loss)	2.00%	2.55%	1.68%		2.36%		2.60%
Portfolio turnover rate(e)	55%	46%	92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 145

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.81	$14.54	$13.13		$12.93		$15.28
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.35	0.23		0.28		0.36
Net realized and unrealized gain (loss) on investment transactions	2.85	1.23	1.65		0.88		(1.45)
Total from investment operations	3.33	1.58	1.88		1.16		(1.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.46)	(0.30)		(0.27)		(1.03)
Distributions from net realized gains	(0.34)	(0.85)	(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.69)	(1.31)	(0.47)		(0.96)		(1.26)
Net asset value, end of year	$17.45	$14.81	$14.54		$13.13		$12.93
Total Return(b):	22.99%	11.65%	14.73%		10.04%		(8.01)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$106	$1,454	$1,091		$692		$442
Average net assets (000)	$1,046	$1,238	$901		$519		$333
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	0.01%	0.04	%(d)	0.08	%(d)	0.06%
Expenses before waivers and/or expense reimbursement	1.83%	2.14%	2.74%		2.92%		2.96%
Net investment income (loss)	3.03%	2.42%	1.72%		2.32%		2.58%
Portfolio turnover rate(e)	55%	46%	92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.04% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2026		2025		2024		2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.85		$14.58		$13.15		$12.95		$15.31
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.30		0.27		0.33		0.40
Net realized and unrealized gain (loss) on investment transactions	3.02		1.30		1.65		0.85		(1.47)
Total from investment operations	3.36		1.60		1.92		1.18		(1.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.48)		(0.32)		(0.29)		(1.06)
Distributions from net realized gains	(0.34)		(0.85)		(0.17)		(0.69)		(0.23)
Total dividends and distributions	(0.71)		(1.33)		(0.49)		(0.98)		(1.29)
Net asset value, end of year	$17.50		$14.85		$14.58		$13.15		$12.95
Total Return(b):	23.17%		11.77%		15.02%		10.20%		(7.93)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,014		$7,961		$6,635		$6,655		$6,246
Average net assets (000)	$9,481		$7,007		$6,030		$6,474		$6,501
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.06	%(d)	0.00	%(d)(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.06	%(d)(f)	(0.08	)%(d)	(0.09)%
Expenses before waivers and/or expense reimbursement	1.38%		1.84%		2.25%		2.18%		1.79%
Net investment income (loss)	2.08%		2.12%		2.01%		2.68%		2.85%
Portfolio turnover rate(g)	55%		46%		92%		42%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund  147

PGIM Target Date 2065 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
Fixed Income
PGIM Total Return Bond ETF (cost $78,443)	1,874	$76,347

AFFILIATED MUTUAL FUNDS 96.9%
Domestic Equity 56.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,912	166,721
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	19,808	1,039,532
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	20,914	235,489

		1,441,742

International Equity 40.8%
PGIM Global Real Estate Fund (Class R6) 5,456 126,736
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	17,032	274,211
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	34,615	648,330

		1,049,277

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,080,845)		2,491,019

TOTAL LONG-TERM INVESTMENTS (cost $2,159,288)		2,567,366

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,478)	4,478	4,478

TOTAL INVESTMENTS 100.1% (cost $2,163,766)(wa)		2,571,844
Liabilities in excess of other assets (0.1)%		(2,090)

NET ASSETS 100.0%		$2,569,754

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments (continued)

as of July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$ 76,347	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,441,742	—	—
International Equity	1,049,277	—	—
Short-Term Investment
Affiliated Mutual Fund	4,478	—	—

Total	$2,571,844	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	56.1%
International Equity	40.8

Fixed Income	3.0%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  149

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets

Investments at value:
Affiliated investments (cost $2,163,766)	$2,571,844
Due from Manager	46,803
Receivable for investments sold	15,640
Receivable for Fund shares sold	1,095
Dividends receivable	288
Prepaid expenses	76

Total Assets	2,635,746

Liabilities

Audit fee payable	21,038
Payable for investments purchased	17,073
Custodian and accounting fees payable	16,111
Professional fees payable	5,678
Shareholders’ reports fee payable	2,996
Accrued expenses and other liabilities	2,109
Trustees’ fees payable	800
Distribution fee payable	109

Affiliated transfer agent fee payable	78

Total Liabilities	65,992

Net Assets	$2,569,754

Net assets were comprised of:
Shares of beneficial interest, at par	$161
Paid-in capital in excess of par	2,120,780
Total distributable earnings (loss)	448,813

Net assets, July 31, 2026	$2,569,754

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($20,005 ÷ 1,265 shares of beneficial interest issued and outstanding)	$15.82

Class R2

Net asset value, offering price and redemption price per share, ($449,141 ÷ 28,295 shares of beneficial interest issued and outstanding)	$15.87

Class R3

Net asset value, offering price and redemption price per share, ($68,969 ÷ 4,342 shares of beneficial interest issued and outstanding)	$15.88

Class R4

Net asset value, offering price and redemption price per share, ($20,682 ÷ 1,302 shares of beneficial interest issued and outstanding)	$15.88

Class R5

Net asset value, offering price and redemption price per share, ($41,403 ÷ 2,603 shares of beneficial interest issued and outstanding)	$15.91

Class R6

Net asset value, offering price and redemption price per share, ($1,969,554 ÷ 123,293 shares of beneficial interest issued and outstanding)	$15.97

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  151

PGIM Target Date 2065 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$34,737

Expenses
Distribution fee(a)	1,125
Shareholder servicing fees(a)	45
Custodian and accounting fees	56,578
Professional fees	38,827
Audit fee	21,038
Registration fees(a)	18,805
Shareholders’ reports	13,879
Trustees’ fees	9,599
Fund data services	8,527
Transfer agent’s fees and expenses (including affiliated expense of $973)(a)	2,234
Miscellaneous	5,288

Total expenses	175,945
Less: Fee waiver and/or expense reimbursement(a)	(174,125)

Net expenses	1,820

Net investment income (loss)	32,917

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	19,404
Net capital gain distributions received	70,332
Payment from Manager	1,419

91,155

Net change in unrealized appreciation (depreciation) on investments	238,783

Net gain (loss) on investment transactions	329,938

Net Increase (Decrease) In Net Assets Resulting From Operations	$362,855

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	100	965	60	—	—	—
Shareholder servicing fees	4	—	41	—	—	—
Registration fees	3,052	3,545	3,051	3,051	3,054	3,052
Transfer agent’s fees and expenses	69	822	209	60	132	942
Fee waiver and/or expense reimbursement	(4,888)	(37,294)	(8,413)	(4,731)	(6,556)	(112,243)

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$32,917	$19,263
Net realized gain (loss) on investment transactions	91,155	15,553
Net change in unrealized appreciation (depreciation) on investments	238,783	75,229

Net increase (decrease) in net assets resulting from operations	362,855	110,045

Dividends and Distributions
Distributions from distributable earnings
Class R1	(424)	(1,140)
Class R2	(9,981)	(16,795)
Class R3	(1,576)	(3,090)
Class R4	(517)	(1,074)
Class R5	(1,123)	(1,791)
Class R6	(42,236)	(38,867)

	(55,857)	(62,757)

Fund share transactions
Net proceeds from shares sold	2,039,374	724,304
Net asset value of shares issued in reinvestment of dividends and distributions	55,389	62,757
Cost of shares purchased	(1,045,712)	(295,983)

Net increase (decrease) in net assets from Fund share transactions	1,049,051	491,078

Total increase (decrease)	1,356,049	538,366

Net Assets:

Beginning of year	1,213,705	675,339

End of year	$2,569,754	$1,213,705

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  153

PGIM Target Date 2065 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.23	$12.73	$11.32		$10.80		$12.74
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.22	0.14		0.18		0.26
Net realized and unrealized gain (loss) on investment transactions	2.74	1.12	1.45		0.78		(1.25)
Total from investment operations	2.93	1.34	1.59		0.96		(0.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.39)	(0.10)		(0.16)		(0.79)
Distributions from net realized gains	(0.15)	(0.45)	(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.34)	(0.84)	(0.18)		(0.44)		(0.95)
Net asset value, end of year	$15.82	$13.23	$12.73		$11.32		$10.80
Total Return(b):	22.46%	11.11%	14.21%		9.50%		(8.61)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20	$21	$16		$13		$12
Average net assets (000)	$20	$18	$13		$12		$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.60%	0.57	%(d)	0.87	%(d)	0.66%
Expenses before waivers and/or expense reimbursement	25.00%	29.07%	51.69%		60.29%		59.08%
Net investment income (loss)	1.29%	1.76%	1.24%		1.68%		2.16%
Portfolio turnover rate(e)	72%	47%	112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.28	$12.75	$11.34		$10.82		$12.77
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.25	0.17		0.18		0.23
Net realized and unrealized gain (loss) on investment transactions	2.71	1.14	1.43		0.81		(1.20)
Total from investment operations	2.97	1.39	1.60		0.99		(0.97)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.41)	(0.11)		(0.19)		(0.82)
Distributions from net realized gains	(0.15)	(0.45)	(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.38)	(0.86)	(0.19)		(0.47)		(0.98)
Net asset value, end of year	$15.87	$13.28	$12.75		$11.34		$10.82
Total Return(b):	22.65%	11.45%	14.26%		9.77%		(8.45)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$449	$324	$236		$114		$73
Average net assets (000)	$386	$271	$145		$89		$65
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39%	0.35%	0.32	%(d)	0.65	%(d)	0.41%
Expenses before waivers and/or expense reimbursement	10.05%	18.53%	31.06%		36.05%		34.43%
Net investment income (loss)	1.74%	1.95%	1.42%		1.74%		1.97%
Portfolio turnover rate(e)	72%	47%	112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.62%, which were voluntarily waived by the Manager, and 0.25% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  155

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.28	$12.77	$11.35		$10.83		$12.78
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.28	0.14		0.16		0.30
Net realized and unrealized gain (loss) on investment transactions	2.73	1.12	1.50		0.85		(1.25)
Total from investment operations	3.00	1.40	1.64		1.01		(0.95)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.44)	(0.14)		(0.21)		(0.84)
Distributions from net realized gains	(0.15)	(0.45)	(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.40)	(0.89)	(0.22)		(0.49)		(1.00)
Net asset value, end of year	$15.88	$13.28	$12.77		$11.35		$10.83
Total Return(b):	22.89%	11.52%	14.64%		9.94%		(8.30)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$69	$52	$45		$21		$12
Average net assets (000)	$60	$47	$31		$15		$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	0.20%	0.16	%(d)	0.53	%(d)	0.26%
Expenses before waivers and/or expense reimbursement	14.29%	22.37%	37.43%		53.40%		58.37%
Net investment income (loss)	1.83%	2.19%	1.22%		1.54%		2.56%
Portfolio turnover rate(e)	72%	47%	112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.69%, which were voluntarily waived by the Manager, and 0.28% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.28	$12.78	$11.36		$10.84		$12.79
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.30	0.20		0.23		0.32
Net realized and unrealized gain (loss) on investment transactions	2.72	1.11	1.46		0.79		(1.26)
Total from investment operations	3.01	1.41	1.66		1.02		(0.94)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.46)	(0.16)		(0.22)		(0.85)
Distributions from net realized gains	(0.15)	(0.45)	(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.41)	(0.91)	(0.24)		(0.50)		(1.01)
Net asset value, end of year	$15.88	$13.28	$12.78		$11.36		$10.84
Total Return(b):	23.01%	11.65%	14.87%		10.04%		(8.21)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21	$17	$15		$13		$12
Average net assets (000)	$19	$16	$14		$12		$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14%	0.10%	0.07	%(d)	0.37	%(d)	0.16%
Expenses before waivers and/or expense reimbursement	25.18%	32.89%	49.20%		59.30%		58.20%
Net investment income (loss)	1.95%	2.32%	1.75%		2.18%		2.66%
Portfolio turnover rate(e)	72%	47%	112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  157

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,
	2026	2025	2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.30	$12.79	$11.37		$10.85		$12.80
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.29	0.21		0.24		0.32
Net realized and unrealized gain (loss) on investment transactions	2.72	1.14	1.46		0.79		(1.24)
Total from investment operations	3.03	1.43	1.67		1.03		(0.92)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.47)	(0.17)		(0.23)		(0.87)
Distributions from net realized gains	(0.15)	(0.45)	(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.42)	(0.92)	(0.25)		(0.51)		(1.03)
Net asset value, end of year	$15.91	$13.30	$12.79		$11.37		$10.85
Total Return(b):	23.09%	11.80%	14.98%		10.15%		(8.11)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$41	$36	$18		$16		$14
Average net assets (000)	$39	$28	$16		$14		$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	0.01%	0.00	%(d)(e)	0.27	%(d)	0.06%
Expenses before waivers and/or expense reimbursement	17.00%	25.81%	46.25%		55.47%		54.91%
Net investment income (loss)	2.10%	2.27%	1.82%		2.28%		2.72%
Portfolio turnover rate(f)	72%	47%	112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver for, if applicable, the years ended July 31, 2024 and 2023, respectively.

(e)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.35		$12.85		$11.38		$10.86		$12.81
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.28		0.24		0.22		0.32
Net realized and unrealized gain (loss) on investment transactions	2.79		1.17		1.48		0.82		(1.23)
Total from investment operations	3.06		1.45		1.72		1.04		(0.91)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.50)		(0.17)		(0.24)		(0.88)
Distributions from net realized gains	(0.15)		(0.45)		(0.08)		(0.28)		(0.16)
Total dividends and distributions	(0.44)		(0.95)		(0.25)		(0.52)		(1.04)
Net asset value, end of year	$15.97		$13.35		$12.85		$11.38		$10.86
Total Return(b):	23.32%		11.93%		15.43%		10.32%		(7.97)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,970		$764		$346		$492		$336
Average net assets (000)	$1,304		$540		$399		$368		$435
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00%		0.00	%(d)	0.15	%(d)(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.15	%(d)	(0.09)%
Expenses before waivers and/or expense reimbursement	8.61%		16.63%		26.44%		30.77%		25.56%
Net investment income (loss)	1.81%		2.16%		2.11%		2.11%		2.70%
Portfolio turnover rate(g)	72%		47%		112%		45%		67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.66%, which were voluntarily waived by the Manager, and 0.24% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund  159

PGIM Target Date 2070 Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
Fixed Income
PGIM Total Return Bond ETF (cost $3,061)	73	$2,974

AFFILIATED MUTUAL FUNDS 96.9%
Domestic Equity 56.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	389	6,535
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	776	40,744
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	820	9,230

		56,509

International Equity 40.8%
PGIM Global Real Estate Fund (Class R6)	214	4,968
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	668	10,752
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,357	25,412

		41,132

TOTAL AFFILIATED MUTUAL FUNDS (cost $83,633)		97,641

TOTAL LONG-TERM INVESTMENTS (cost $86,694)		100,615

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $337)	337	337

TOTAL INVESTMENTS 100.2% (cost $87,031)(wa)		100,952
Liabilities in excess of other assets (0.2)%		(226)

NET ASSETS 100.0%		$100,726

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$2,974	$—	$—
Affiliated Mutual Funds
Domestic Equity	56,509	—	—
International Equity	41,132	—	—

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$337	$—	$—

Total	$100,952	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Domestic Equity	56.1%
International Equity	40.8

Fixed Income	3.0%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  161

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $87,031)	$100,952
Due from Manager	46,503
Receivable for investments sold	537
Dividends receivable	11
Prepaid expenses	79

Total Assets	148,082

Liabilities
Audit fee payable	21,037
Custodian and accounting fees payable	16,651
Professional fees payable	4,555
Shareholders’ reports fee payable	2,141
Accrued expenses and other liabilities	1,622
Trustees’ fees payable	801
Payable for investments purchased	518
Affiliated transfer agent fee payable	20
Distribution fee payable	11

Total Liabilities	47,356

Net Assets	$100,726

Net assets were comprised of:
Shares of beneficial interest, at par	$8
Paid-in capital in excess of par	84,070
Total distributable earnings (loss)	16,648

Net assets, July 31, 2026	$100,726

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($12,926 ÷ 1,032 shares of beneficial interest issued and outstanding)	$12.52

Class R2
Net asset value, offering price and redemption price per share, ($19,535 ÷ 1,557 shares of beneficial interest issued and outstanding)	$12.54

Class R3
Net asset value, offering price and redemption price per share, ($14,386 ÷ 1,146 shares of beneficial interest issued and outstanding)	$12.56

Class R4
Net asset value, offering price and redemption price per share, ($13,032 ÷ 1,037 shares of beneficial interest issued and outstanding)	$12.57

Class R5
Net asset value, offering price and redemption price per share, ($13,054 ÷ 1,038 shares of beneficial interest issued and outstanding)	$12.57

Class R6
Net asset value, offering price and redemption price per share, ($27,793 ÷ 2,208 shares of beneficial interest issued and outstanding)	$12.59

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  163

PGIM Target Date 2070 Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,606

Expenses
Distribution fee(a)	109
Shareholder servicing fees(a)	34
Custodian and accounting fees	55,865
Registration fees(a)	42,959
Professional fees	27,393
Audit fee	21,037
Shareholders’ reports	9,614
Trustees’ fees	9,600
Fund data services	6,123
Offering fees	1,794
Transfer agent’s fees and expenses (including affiliated expense of $270)(a)	401
Miscellaneous	6,492

Total expenses	181,421
Less: Fee waiver and/or expense reimbursement(a)	(181,229)

Net expenses	192

Net investment income (loss)	1,414

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	235
Net capital gain distributions received	3,266
Payment from Manager	14

3,515

Net change in unrealized appreciation (depreciation) on investments	10,645

Net gain (loss) on investment transactions	14,160

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,574

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	59	38	12	—	—	—
Shareholder servicing fees	8	10	8	8	—	—
Registration fees	9,511	9,512	9,512	4,808	4,808	4,808
Transfer agent’s fees and expenses	47	79	74	58	29	114
Fee waiver and/or expense reimbursement	(31,060)	(36,752)	(31,428)	(26,487)	(26,486)	(29,016)

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2026	December 10, 2024* through July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,414	$94
Net realized gain (loss) on investment transactions	3,515	193
Net change in unrealized appreciation (depreciation) on investments	10,645	3,276

Net increase (decrease) in net assets resulting from operations	15,574	3,563

Dividends and Distributions
Distributions from distributable earnings
Class R1	(269)	(82)
Class R2	(359)	(83)
Class R3	(311)	(83)
Class R4	(322)	(83)
Class R5	(333)	(84)
Class R6	(406)	(85)

	(2,000)	(500)

Fund share transactions
Net proceeds from shares sold	24,555	61,059
Net asset value of shares issued in reinvestment of dividends and distributions	2,000	500
Cost of shares purchased	(4,025)	—

Net increase (decrease) in net assets from Fund share transactions	22,530	61,559

Total increase (decrease)	36,104	64,622

Net Assets:
Beginning of period	64,622	—

End of period	$100,726	$64,622

*  Commencement of operations.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  165

PGIM Target Date 2070 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31, 2026	December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.47	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	(0.01	)(c)
Net realized and unrealized gain (loss) on investment transactions	2.15	0.56
Total from investment operations	2.32	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.02)
Distributions from net realized gains	(0.06)	(0.06)
Total dividends and distributions	(0.27)	(0.08)
Net asset value, end of period	$12.52	$10.47
Total Return(d):	22.41%	5.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13	$11
Average net assets (000)	$12	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65%	0.62	%(f)
Expenses before waivers and/or expense reimbursement	263.17%	432.02	%(f)
Net investment income (loss)	1.46%	(0.16	)%(f)
Portfolio turnover rate(g)	21%	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31, 2026	December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.01
Net realized and unrealized gain (loss) on investment transactions	2.16	0.55
Total from investment operations	2.35	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.02)
Distributions from net realized gains	(0.06)	(0.06)
Total dividends and distributions	(0.29)	(0.08)
Net asset value, end of period	$12.54	$10.48
Total Return(c):	22.77%	5.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$12
Average net assets (000)	$15	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	0.37	%(e)
Expenses before waivers and/or expense reimbursement	240.91%	425.57	%(e)
Net investment income (loss)	1.62%	0.09	%(e)
Portfolio turnover rate(f)	21%	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  167

PGIM Target Date 2070 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31, 2026	December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.02
Net realized and unrealized gain (loss) on investment transactions	2.17	0.55
Total from investment operations	2.38	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.02)
Distributions from net realized gains	(0.06)	(0.06)
Total dividends and distributions	(0.31)	(0.08)
Net asset value, end of period	$12.56	$10.49
Total Return(c):	23.01%	5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14	$11
Average net assets (000)	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25%	0.22	%(e)
Expenses before waivers and/or expense reimbursement	259.83%	431.41	%(e)
Net investment income (loss)	1.83%	0.24	%(e)
Portfolio turnover rate(f)	21%	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31, 2026	December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.02
Net realized and unrealized gain (loss) on investment transactions	2.16	0.56
Total from investment operations	2.39	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.02)
Distributions from net realized gains	(0.06)	(0.06)
Total dividends and distributions	(0.32)	(0.08)
Net asset value, end of period	$12.57	$10.50
Total Return(c):	23.10%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13	$11
Average net assets (000)	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.15%	0.12	%(e)
Expenses before waivers and/or expense reimbursement	222.72%	331.40	%(e)
Net investment income (loss)	1.96%	0.35	%(e)
Portfolio turnover rate(f)	21%	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  169

PGIM Target Date 2070 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31, 2026	December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.03
Net realized and unrealized gain (loss) on investment transactions	2.15	0.56
Total from investment operations	2.39	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.02)
Distributions from net realized gains	(0.06)	(0.06)
Total dividends and distributions	(0.33)	(0.08)
Net asset value, end of period	$12.57	$10.51
Total Return(c):	23.10%	6.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13	$11
Average net assets (000)	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05%	0.02	%(e)
Expenses before waivers and/or expense reimbursement	222.35%	331.89	%(e)
Net investment income (loss)	2.06%	0.45	%(e)
Portfolio turnover rate(f)	21%	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.03
Net realized and unrealized gain (loss) on investment transactions	2.18		0.57
Total from investment operations	2.43		0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.03)
Distributions from net realized gains	(0.06)		(0.06)
Total dividends and distributions	(0.35)		(0.09)
Net asset value, end of period	$12.59		$10.51
Total Return(c):	23.46%		6.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$11
Average net assets (000)	$14		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	206.17%		331.79	%(f)
Net investment income (loss)	2.10%		0.46	%(f)
Portfolio turnover rate(g)	21%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  171

PGIM 60/40 Allocation Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

AFFILIATED EXCHANGE-TRADED FUND 39.6%

Fixed Income
PGIM Total Return Bond ETF (cost $64,251,426)	1,529,417	$62,308,449

AFFILIATED MUTUAL FUND 60.2%

Domestic Equity
PGIM Quant Solutions Large-Cap Core Fund (Class R6) (cost $62,099,475)	3,673,145	94,620,226

TOTAL LONG-TERM INVESTMENTS (cost $126,350,901)		156,928,675

SHORT-TERM INVESTMENT 0.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $593)	593	593

TOTAL INVESTMENTS 99.8% (cost $126,351,494)(wa)		156,929,268
Other assets in excess of liabilities 0.2%		358,623

NET ASSETS 100.0%		$157,287,891

See the Glossary for a list of the abbreviation(s) used in the annual report.

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$62,308,449	$—	$—
Affiliated Mutual Fund
Domestic Equity	94,620,226	—	—
Short-Term Investment
Affiliated Mutual Fund	593	—	—

Total	$156,929,268	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2026 were as follows:

Dpomestic Equity	60.2%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Schedule of Investments (continued)

as of July 31, 2026

Investment Allocation (continued):

Fixed Income	39.6%
Short-Term	0.0 *

99.8
Other assets in excess of liabilities	0.2

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund  173

PGIM 60/40 Allocation Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value:
Affiliated investments (cost $126,351,494)	$156,929,268
Receivable for investments sold	1,091,717
Dividends receivable	235,813
Due from Manager	10,652
Receivable for Fund shares sold	3,045
Prepaid expenses	80

Total Assets	158,270,575

Liabilities
Payable for investments purchased	869,269
Payable to custodian	40,215
Accrued expenses and other liabilities	26,463
Audit fee payable	24,510
Payable for Fund shares purchased	21,292
Trustees’ fees payable	930
Affiliated transfer agent fee payable	5

Total Liabilities	982,684

Net Assets	$157,287,891

Net assets were comprised of:
Shares of beneficial interest, at par	$10,460
Paid-in capital in excess of par	126,810,725
Total distributable earnings (loss)	30,466,706

Net assets, July 31, 2026	$157,287,891

Class R6
Net asset value, offering price and redemption price per share, ($157,287,891 ÷ 10,459,594 shares of beneficial interest issued and outstanding)	$15.04

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$3,400,195

Expenses Management fee	28,177
Custodian and accounting fees	38,900
Professional fees	35,438
Audit fee	24,509
Shareholders’ reports	12,100
Trustees’ fees	11,350
Commitment fees	4,635
Transfer agent’s fees and expenses (including affiliated expense of $64)	114
Miscellaneous	5,713

Total expenses	160,936
Less: Fee waiver and/or expense reimbursement	(140,636)

Net expenses	20,300

Net investment income (loss)	3,379,895

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	988,115
Net capital gain distributions received	7,633,261

8,621,376

Net change in unrealized appreciation (depreciation) on investments	7,142,112

Net gain (loss) on investment transactions	15,763,488

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,143,383

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund  175

PGIM 60/40 Allocation Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,379,895	$2,760,582
Net realized gain (loss) on investment transactions	8,621,376	3,784,659
Net change in unrealized appreciation (depreciation) on investments	7,142,112	4,158,989

Net increase (decrease) in net assets resulting from operations	19,143,383	10,704,230

Dividends and Distributions
Distributions from distributable earnings
Class R6	(6,882,369)	(8,535,684)

Fund share transactions
Net proceeds from shares sold (2,354,970 and 1,429,486 shares, respectively)	33,871,033	19,178,109
Net asset value of shares issued in reinvestment of dividends and distributions (489,848 and 650,586 shares, respectively)	6,882,369	8,535,684
Cost of shares purchased (1,287,434 and 1,425,929 shares, respectively)	(18,738,295)	(19,110,836)

Net increase (decrease) in net assets from Fund share transactions	22,015,107	8,602,957

Total increase (decrease)	34,276,121	10,771,503

Net Assets:
Beginning of year	123,011,770	112,240,267

End of year	$157,287,891	$123,011,770

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,
	2026	2025	2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.82	$13.61	$11.91	$11.89		$13.59
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.33	0.35	0.35		0.25
Net realized and unrealized gain (loss) on investment transactions	1.63	0.94	1.71	0.32	(b)	(1.04)
Total from investment operations	1.98	1.27	2.06	0.67		(0.79)
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.77)	(0.34)	(0.30)		(0.85)
Distributions from net realized gains	(0.28)	(0.29)	(0.02)	(0.35)		(0.06)
Total dividends and distributions	(0.76)	(1.06)	(0.36)	(0.65)		(0.91)
Net asset value, end of year	$15.04	$13.82	$13.61	$11.91		$11.89
Total Return(c):	14.74%	9.77%	17.67%	6.35%		(6.34)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$157,288	$123,012	$112,240	$92,768		$82,535
Average net assets (000)	$140,887	$112,873	$100,762	$84,138		$82,858
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01%	0.03%	0.04%	0.04	%(e)	0.03%
Expenses before waivers and/or expense reimbursement	0.11%	0.14%	0.16%	0.19%		0.17%
Net investment income (loss)	2.40%	2.45%	2.83%	3.17%		1.97%
Portfolio turnover rate(f)	58%	27%	18%	21%		20%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund  177

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the series of the RIC listed below (each a “Fund” and collectively the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective

PGIM Jennison Diversified Growth Fund (“Jennison Diversified Growth”)	Long-term capital appreciation.

PGIM Jennison Rising Dividend Fund (“Jennison Rising Dividend”)	Capital appreciation and income.

PGIM Target Date Income Fund (“Target Date Income”)	To seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

PGIM Target Date 2020 Fund (“Target Date 2020”)

PGIM Target Date 2025 Fund (“Target Date 2025”)

PGIM Target Date 2030 Fund (“Target Date 2030”)

PGIM Target Date 2035 Fund (“Target Date 2035”)

PGIM Target Date 2040 Fund (“Target Date 2040”)

PGIM Target Date 2045 Fund (“Target Date 2045”)

PGIM Target Date 2050 Fund (“Target Date 2050”)

PGIM Target Date 2055 Fund (“Target Date 2055”)

PGIM Target Date 2060 Fund (“Target Date 2060”)

PGIM Target Date 2065 Fund (“Target Date 2065”)

PGIM Target Date 2070 Fund (“Target Date 2070”)

(collectively, the “PGIM Target Date Funds” or “Target Date Funds”)

PGIM 60/40 Allocation Fund (“60/40 Allocation”)	To seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments.

Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Notes to Financial Statements (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Jennison Rising Dividend and Target Date Income:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Jennison Rising Dividend and Target Date Income:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers.

Fund	Subadviser(s)
Jennison Diversified Growth	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Jennison Rising Dividend	Jennison
Target Date Funds	PGIM DC Solutions LLC (“PGIM DC Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)
60/40 Allocation	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Notes to Financial Statements (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Diversified Growth	0.44% of average daily net assets up to $1 billion;	0.44%
	0.42% of average daily net assets from $1 billion to
	$3 billion;
	0.40% of average daily net assets from $3 billion to
	$5 billion;
	0.39% of average daily net assets from $5 billion to
	$10 billion;
	0.38% of average daily net assets over $10 billion.
Jennison Rising Dividend	0.775% of average daily net assets up to $1 billion;	0.78
	0.755% of average daily net assets from $1 billion to
	$3 billion;
	0.735% of average daily net assets from $3 billion to
	$5 billion;
	0.715% of average daily net assets from $5 billion to
	$10 billion;
	0.705% of average daily net assets over $10 billion
Target Date Funds	0.00% of the Fund’s average daily net assets	0.00
60/40 Allocation	0.02% of the Fund’s average daily net assets	0.02

For the Target Date Funds and 60/40 Allocation, the Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements as indicated in the table below. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. With respect to the Target Date Funds, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Funds’ Board of Trustees. With respect to 60/40 Allocation, this waiver may not be terminated prior to November 30, 2027 without the prior approval of the Fund’s Board of Trustees.

For Jennison Diversified Growth and Jennison Rising Dividend, the Manager has contractually agreed, through November 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows: The expense limitations attributable to each class are as follows:

Fund	Expense Limitations
Jennison Diversified Growth - Class A	—%
Jennison Diversified Growth - Class C	—
Jennison Diversified Growth - Class Z	1.00
Jennison Diversified Growth - Class R6	0.44
Jennison Rising Dividend - Class A	1.24
Jennison Rising Dividend - Class C	1.99
Jennison Rising Dividend - Class Z	0.99
Jennison Rising Dividend - Class R6	0.99
Target Date Funds - Class R1	1.00

Fund	Expense Limitations
Target Date Funds - Class R2	0.75%
Target Date Funds - Class R3	0.60
Target Date Funds - Class R4	0.50
Target Date Funds - Class R5	0.40
Target Date Funds - Class R6	0.25
60/40 Allocation - Class R6	0.40

The RIC, on behalf of each Fund, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 of the Funds, as applicable. Jennison Diversified Growth, Jennison Rising Dividend and the Target Date Funds compensate PIMS for distributing and servicing Class A, Class C, Class R1, Class R2 and Class R3 shares, as applicable, pursuant to the plans of distribution (the“Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed, through November 30, 2027, to limit such fees on certain classes based on daily average net assets. The distribution fees are accrued daily and payable monthly.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Diversified Growth - Class A	0.30%	0.25%	N/A%
Jennison Diversified Growth - Class C	1.00	1.00	N/A
Jennison Diversified Growth - Class Z	N/A	N/A	N/A
Jennison Diversified Growth - Class R6	N/A	N/A	N/A
Jennison Rising Dividend - Class A	0.30	0.25	N/A
Jennison Rising Dividend - Class C	1.00	1.00	N/A
Jennison Rising Dividend - Class Z	N/A	N/A	N/A
Jennison Rising Dividend - Class R6	N/A	N/A	N/A
Target Date Funds - Class R1	0.50	0.50	0.10
Target Date Funds - Class R2	0.25	0.25	0.10
Target Date Funds - Class R3	0.10	0.10	0.10
Target Date Funds - Class R4	N/A	N/A	0.10
Target Date Funds - Class R5	N/A	N/A	N/A
Target Date Funds - Class R6	N/A	N/A	N/A
60/40 Allocation - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended July 31, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Rising Dividend	$1,188

For the year ended July 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Diversified Growth - Class A	$69,779	$—
Jennison Diversified Growth - Class C	—	262
Jennison Rising Dividend - Class A	77,307	1,125

Notes to Financial Statements (continued)

Fund	FESL	CDSC
Jennison Rising Dividend - Class C	$—	$3,003

PGIM Investments, PIMS, PGIM DC Solutions, PGIM Quantitative Solutions, Jennison and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”),a series of Prudential Investment Portfolios 2, and the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund, the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund, the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Diversified Growth	$479,247,288	$505,791,843
Jennison Rising Dividend	19,814,815	21,322,085
Target Date Income	16,233,102	17,963,650
Target Date 2020	17,653,934	23,012,546
Target Date 2025	24,855,818	33,053,785
Target Date 2030	36,216,299	40,775,213
Target Date 2035	30,458,704	34,224,268
Target Date 2040	23,820,758	32,044,261
Target Date 2045	17,395,013	17,513,173
Target Date 2050	12,722,862	14,626,167
Target Date 2055	7,596,557	7,452,264
Target Date 2060	6,218,658	6,550,512
Target Date 2065	2,390,152	1,293,702
Target Date 2070	41,777	16,612
60/40 Allocation	107,916,453	82,031,428

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2026, is presented as follows:

Jennison Diversified Growth:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)
$1,169,792	$46,680,794	$39,954,193	$ —	$ —	$7,896,393	7,896,393	$142,044		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.854%)(b)(wb)
2,062,494	26,805,824	28,868,733	(206)	621	—	—	1,296	(1)	—
$3,232,286	$73,486,618	$68,822,926	$(206)	$621	$7,896,393		$143,340		$—

Jennison Rising Dividend:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)
$1,111,138	$15,930,256	$15,676,336	$—	$ —	$1,365,058	1,365,058	$39,175		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.854%)(b)(wb)
7,760,526	28,271,825	36,032,973	(6)	628	—	—	5,966	(1)	—
$8,871,664	$44,202,081	$51,709,309	$ (6)	$628	$1,365,058		$45,141		$—

Notes to Financial Statements (continued)

Target Date Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 7,315,111	$ 1,513,212	$ (185,547)	$ (19,776)	$ 5,596,576	137,373	$ 160,113	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
4,348,422	1,102,622	2,398,035	102,574	(133,950)	3,021,633	357,167	158,476	—

PGIM Global Real Estate Fund (Class R6)
1,740,670	539,056	914,477	218,145	82,919	1,666,313	71,731	52,265	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,484,587	732,972	1,409,068	281,045	112,311	1,201,847	135,649	114,688	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,145,797	635,364	726,784	208,320	50,680	1,313,377	70,122	39,611	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
4,013,583	1,486,429	2,045,354	224,505	197,554	3,876,717	73,870	47,758	277,557

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
348,410	138,946	189,467	49,677	13,063	360,629	32,027	4,332	7,822

PGIM TIPS Fund (Class R6)
5,777,517	1,819,505	1,872,912	40,159	(236,311)	5,527,958	683,308	349,159	—

PGIM Total Return Bond Fund (Class R6)
4,347,225	2,463,097	6,894,341	155,692	(71,673)	—	—	95,523	—
$23,206,211	$8,917,991	$16,450,438	$1,280,117	$ 14,593	$16,968,474		$ 861,812	$285,379
$23,206,211	$16,233,102	$17,963,650	$1,094,570	$ (5,183)	$22,565,050		$1,021,925	$285,379

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
1,953,435	4,542,095	4,986,984	—	—	1,508,546	1,508,546	73,349	—
$25,159,646	$20,775,197	$22,950,634	$1,094,570	$ (5,183)	$24,073,596		$1,095,274	$285,379

Target Date 2020:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 8,776,282	$ 1,795,741	$ (219,564)	$ (21,603)	$ 6,739,374	165,424	$ 186,680	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
4,747,376	758,978	2,437,800	91,721	(114,794)	3,045,481	359,986	162,541	—

PGIM Global Real Estate Fund (Class R6)
2,341,554	477,513	1,163,071	241,826	119,862	2,017,684	86,857	66,077	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
468,297	42,971	548,820	(150,303)	187,855	—	—	—	14,107

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,997,087	757,265	1,758,445	334,187	125,166	1,455,260	164,251	155,681	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,077,432	759,237	1,197,953	266,259	147,974	2,052,949	109,608	72,475	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
6,411,372	1,731,197	3,055,153	136,550	450,061	5,674,027	108,118	76,989	447,436

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
468,684	324,759	307,409	78,337	17,854	582,225	51,707	5,880	10,618

PGIM TIPS Fund (Class R6)
7,096,051	1,480,854	2,330,901	50,069	(254,419)	6,041,654	746,805	385,001	—

PGIM Total Return Bond Fund (Class R6)
5,763,085	2,544,878	8,417,253	146,634	(37,344)	—	—	124,065	—
$31,370,938	$ 8,877,652	$21,216,805	$1,195,280	$ 642,215	$20,869,280		$1,048,709	$472,161
$31,370,938	$17,653,934	$23,012,546	$ 975,716	$ 620,612	$27,608,654		$1,235,389	$472,161

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,410,349	1,423,447	2,309,567	—	—	1,524,229	1,524,229	80,069	—
$33,781,287	$19,077,381	$25,322,113	$ 975,716	$ 620,612	$29,132,883		$1,315,458	$472,161

Notes to Financial Statements (continued)

Target Date 2025:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$11,737,924	$ 2,626,456	$ (288,539)	$ (34,048)	$ 8,788,881	215,731	$ 252,260	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
6,028,761	1,009,905	3,222,877	(16,478)	(13,119)	3,786,192	447,540	208,001	—

PGIM Global Real Estate Fund (Class R6)
2,854,659	687,479	1,466,015	299,005	166,549	2,541,677	109,414	83,637	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
856,373	198,209	566,643	76,432	99,423	663,794	39,465	—	25,830

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,840,488	1,091,526	2,771,707	382,828	195,392	1,738,527	196,222	221,711	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,812,613	1,649,491	2,347,837	529,235	263,235	3,906,737	208,582	133,186	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
10,798,747	3,171,761	5,264,951	348,673	717,514	9,771,744	186,199	129,841	754,600

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
904,692	188,249	522,574	61,913	63,275	695,555	61,772	11,366	20,522

PGIM TIPS Fund (Class R6)
9,131,554	2,048,758	3,184,308	(71,902)	(192,543)	7,731,559	955,693	503,282	—

PGIM Total Return Bond Fund (Class R6)
7,859,343	3,072,516	11,080,417	35,714	112,844	—	—	170,008	—
$45,087,230	$13,117,894	$30,427,329	$1,645,420	$1,412,570	$30,835,785		$1,461,032	$800,952
$45,087,230	$24,855,818	$33,053,785	$1,356,881	$1,378,522	$39,624,666		$1,713,292	$800,952

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,942,116	1,685,773	2,848,251	—	—	1,779,638	1,779,638	97,738	—
$48,029,346	$26,541,591	$35,902,036	$1,356,881	$1,378,522	$41,404,304		$1,811,030	$800,952

Target Date 2030:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$13,972,379	$ 3,097,859	$ (339,988)	$ (41,252)	$10,493,280	257,567	$ 291,034	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
5,415,165	1,465,907	3,119,351	(37,206)	623	3,725,138	440,324	192,536	—

PGIM Global Real Estate Fund (Class R6)
3,373,894	1,043,709	1,725,511	425,522	138,411	3,256,025	140,165	101,015	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,237,062	474,036	760,662	202,793	87,955	1,241,184	73,792	—	37,690

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,357,191	1,520,572	3,523,388	423,631	194,635	1,972,641	222,646	264,692	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,632,609	3,944,420	3,776,349	1,107,586	190,421	7,098,687	379,001	198,782	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,464,500	6,871,444	7,378,958	1,146,241	439,501	15,542,728	296,165	175,707	1,021,157

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,294,348	513,372	691,749	180,191	41,129	1,337,291	118,765	16,428	29,663

PGIM TIPS Fund (Class R6)
9,656,329	3,220,411	4,222,420	(221,921)	(71,400)	8,360,999	1,033,498	534,363	—

PGIM Total Return Bond Fund (Class R6)
9,117,774	3,190,049	12,478,966	(49,607)	220,750	—	—	196,702	—
$53,548,872	$22,243,920	$37,677,354	$3,177,230	$1,242,025	$42,534,693		$1,680,225	$1,088,510
$53,548,872	$36,216,299	$40,775,213	$2,837,242	$1,200,773	$53,027,973		$1,971,259	$1,088,510

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
3,184,029	4,841,452	6,193,902	—	—	1,831,579	1,831,579	102,466	—
$56,732,901	$41,057,751	$46,969,115	$2,837,242	$1,200,773	$54,859,552		$2,073,725	$1,088,510

Notes to Financial Statements (continued)

Target Date 2035:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$10,119,805	$2,390,540	$(237,674)	$(37,393)	$7,454,198	182,970	$ 209,500	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
3,484,550	1,124,103	2,088,651	(30,470)	3,657	2,493,189	294,703	129,142	—

PGIM Global Real Estate Fund (Class R6)
2,946,502	982,269	1,502,002	411,349	99,934	2,938,052	126,477	91,727	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,620,528	594,088	974,067	289,559	95,042	1,625,150	96,620	—	50,257

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,443,290	1,227,755	2,633,966	326,188	169,149	1,532,416	172,959	196,137	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,187,160	709,072	920,210	95,160	140,401	1,211,583	75,254	35,250	167,987

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,902,870	3,723,898	3,651,776	1,231,279	121,708	7,327,979	391,243	212,071	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
16,198,585	6,356,514	7,471,936	1,291,913	477,784	16,852,860	321,129	200,312	1,164,155

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,769,296	585,805	889,541	241,707	52,942	1,760,209	156,324	22,858	41,273

PGIM TIPS Fund (Class R6)
5,952,625	2,274,544	2,852,935	(146,291)	(37,822)	5,190,121	641,548	337,330	—

PGIM Total Return Bond Fund (Class R6)
5,971,879	2,760,851	8,848,644	(71,108)	187,022	—	—	133,592	—
$47,477,285	$20,338,899	$31,833,728	$3,639,286	$1,309,817	$40,931,559		$1,358,419	$1,423,672
$47,477,285	$30,458,704	$34,224,268	$3,401,612	$1,272,424	$48,385,757		$1,567,919	$1,423,672

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,038,814	4,605,957	5,488,650	—	—	1,156,121	1,156,121	66,947	—
$49,516,099	$35,064,661	$39,712,918	$3,401,612	$1,272,424	$49,541,878		$1,634,866	$1,423,672

Target Date 2040:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 7,085,074	$ 2,207,118	$ (147,760)	$ (29,737)	$ 4,700,459	115,377	$ 131,356	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
2,211,900	615,023	1,533,270	(14,780)	6,674	1,285,547	151,956	74,082	—

PGIM Global Real Estate Fund (Class R6)
2,181,902	764,482	1,284,700	259,014	90,514	2,011,212	86,578	63,883	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,963,655	622,659	1,277,972	276,344	129,388	1,714,074	101,907	—	60,737

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,171,057	965,184	2,360,763	235,494	160,344	1,171,316	132,203	173,793	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,934,108	1,018,401	1,511,854	85,737	243,899	1,770,291	109,956	57,100	272,120

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,731,586	3,087,917	4,227,163	980,627	347,792	6,920,759	369,501	240,469	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
16,155,828	6,138,609	8,334,403	715,783	642,234	15,318,051	291,884	198,638	1,154,417

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,183,638	609,345	1,190,625	249,308	69,731	1,921,397	170,639	28,053	50,654

PGIM TIPS Fund (Class R6)
3,306,176	1,094,891	2,015,805	(61,740)	(20,076)	2,303,446	284,728	159,412	—

PGIM Total Return Bond Fund (Class R6)
4,201,452	1,819,173	6,100,588	(49,881)	129,844	—	—	92,522	—
$43,041,302	$16,735,684	$29,837,143	$2,675,906	$1,800,344	$34,416,093		$1,087,952	$1,537,928
$43,041,302	$23,820,758	$32,044,261	$2,528,146	$1,770,607	$39,116,552		$1,219,308	$1,537,928

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
942,653	2,849,090	3,715,767	—	—	75,976	75,976	19,415	—
$43,983,955	$26,669,848	$35,760,028	$2,528,146	$1,770,607	$39,192,528		$1,238,723	$1,537,928

Notes to Financial Statements (continued)

Target Date 2045:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 3,997,553	$ 815,134	$ (96,455)	$ (9,890)	$ 3,076,074	75,505	$ 81,218	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
944,738	313,051	651,583	(9,447)	5,569	602,328	71,197	32,330	—

PGIM Global Real Estate Fund (Class R6)
1,553,597	569,738	655,797	247,539	31,495	1,746,572	75,186	50,558	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,615,693	679,454	847,825	362,649	42,018	1,851,989	110,106	—	52,293

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,236,813	674,301	1,359,239	150,490	73,398	775,763	87,558	103,569	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,877,692	1,208,564	1,257,202	254,610	134,418	2,218,082	137,769	58,185	277,289

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,695,568	2,614,686	2,472,989	1,198,399	62,691	7,098,355	378,983	213,527	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
12,065,832	5,631,999	4,332,646	1,318,912	67,040	14,751,137	281,081	155,721	905,003

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,021,252	750,270	817,120	324,682	34,628	2,313,712	205,481	27,253	49,209

PGIM TIPS Fund (Class R6)
1,412,211	507,107	968,763	(26,423)	(7,377)	916,755	113,319	66,189	—

PGIM Total Return Bond Fund (Class R6)
2,833,448	448,290	3,334,875	(38,262)	91,399	—	—	62,687	—
$31,256,844	$13,397,460	$16,698,039	$3,783,149	$535,279	$32,274,693		$770,019	$1,283,794
$31,256,844	$17,395,013	$17,513,173	$3,686,694	$525,389	$35,350,767		$851,237	$1,283,794

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
50,553	2,668,828	2,640,340	—	—	79,041	79,041	2,200	—
$31,307,397	$20,063,841	$20,153,513	$3,686,694	$525,389	$35,429,808		$853,437	$1,283,794

Target Date 2050:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 2,257,410	$ 635,247	$ (48,343)	$ (7,734)	$1,566,086	38,441	$ 42,712	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
408,054	85,426	499,837	(4,540)	10,897	—	—	7,386	—

PGIM Global Real Estate Fund (Class R6)
1,006,421	457,087	593,252	147,238	30,276	1,047,770	45,104	30,980	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,107,032	637,499	772,632	243,562	31,227	1,246,688	74,119	—	33,965

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
801,168	465,253	977,643	81,369	52,922	423,069	47,750	63,586	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,520,568	1,151,647	1,268,291	195,613	132,812	1,732,349	107,599	44,657	212,816

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,193,713	1,921,697	2,385,720	777,095	96,206	4,602,991	245,755	149,027	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
7,877,814	4,436,813	4,214,497	756,543	94,709	8,951,382	170,567	96,359	560,012

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,591,394	677,595	888,917	231,748	34,292	1,646,112	146,191	20,338	36,725

PGIM TIPS Fund (Class R6)
406,631	91,321	497,384	(1,238)	670	—	—	8,416	—

PGIM Total Return Bond Fund (Class R6)
1,325,814	541,114	1,892,747	(23,540)	49,359	—	—	29,128	—
$20,238,609	$10,465,452	$13,990,920	$2,403,850	$533,370	$19,650,361		$449,877	$843,518
$20,238,609	$12,722,862	$14,626,167	$2,355,507	$525,636	$21,216,447		$492,589	$843,518

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
41,306	2,978,594	2,960,770	—	—	59,130	59,130	2,011	—
$20,279,915	$15,701,456	$17,586,937	$2,355,507	$525,636	$21,275,577		$494,600	$843,518

Notes to Financial Statements (continued)

Target Date 2055:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$707,196	$183,828	$(15,795)	$(2,601)	$504,972	12,395	$13,777	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
101,356	36,856	139,674	(98)	1,560	—	—	1,969	—

PGIM Global Real Estate Fund (Class R6)
499,972	316,848	328,440	82,630	10,891	581,901	25,050	17,412	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
629,946	377,398	434,445	144,677	17,304	734,880	43,691	—	21,884

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
298,505	132,629	433,961	(10,364)	13,191	—	—	26,836	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
906,463	828,156	774,221	152,041	57,892	1,170,331	72,691	30,163	143,747

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,353,789	1,433,829	1,508,663	479,576	38,486	2,797,017	149,334	94,761	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,984,128	3,036,417	2,500,191	443,515	10,531	4,974,400	94,787	55,213	320,886

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
870,634	521,567	530,358	146,266	16,730	1,024,839	91,016	12,605	22,761

PGIM Total Return Bond Fund (Class R6)
405,312	205,661	618,483	(8,981)	16,491	—	—	9,514	—
$10,050,105	$6,889,361	$7,268,436	$1,429,262	$183,076	$11,283,368		$248,473	$509,278
$10,050,105	$7,596,557	$7,452,264	$1,413,467	$180,475	$11,788,340		$262,250	$509,278

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
31,576	1,956,309	1,938,908	—	—	48,977	48,977	1,465	—
$10,081,681	$9,552,866	$9,391,172	$1,413,467	$180,475	$11,837,317		$263,715	$509,278

Target Date 2060:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$520,301	$149,706	$(10,945)	$(2,076)	$357,574	8,777	$9,617	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Global Real Estate Fund (Class R6)

507,228	259,102	293,505	78,308	11,982	563,115	24,241	16,538	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)

649,234	326,419	395,578	144,034	12,117	736,226	43,771	—	21,004

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

302,839	88,850	395,105	(10,355)	13,771	—	—	25,346	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

970,707	769,573	745,579	143,450	70,975	1,209,126	75,101	30,087	143,385

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

2,489,559	1,257,601	1,410,629	481,421	37,881	2,855,833	152,474	93,362	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

3,939,618	2,454,943	2,156,021	394,229	13,686	4,646,455	88,538	50,857	295,563

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

923,885	447,429	491,183	143,393	15,995	1,039,519	92,320	12,460	22,499

PGIM Total Return Bond Fund (Class R6)
411,193	94,440	513,206	(8,198)	15,771	—	—	8,944	—
$10,194,263	$5,698,357	$6,400,806	$1,366,282	$192,178	$11,050,274		$237,594	$482,451
$10,194,263	$6,218,658	$6,550,512	$1,355,337	$190,102	$11,407,848		$247,211	$482,451

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
31,536	1,375,603	1,357,635	—	—	49,504	49,504	1,411	—
$10,225,799	$7,594,261	$7,908,147	$1,355,337	$190,102	$11,457,352		$248,622	$482,451

Notes to Financial Statements (continued)

Target Date 2065:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$108,513	$29,792	$(2,096)	$ (278)	$76,347	1,874	$1,646	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Global Real Estate Fund (Class R6)

60,339	112,314	61,005	13,348	1,740	126,736	5,456	2,723	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)

78,439	143,847	81,154	23,299	2,290	166,721	9,912	—	2,994

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

24,016	16,311	40,485	(826)	984	—	—	2,372	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

127,630	262,796	150,839	28,111	6,513	274,211	17,032	4,667	22,241

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

298,572	563,028	298,596	80,712	4,614	648,330	34,615	13,208	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

472,310	946,304	451,563	72,822	(341)	1,039,532	19,808	7,192	41,801

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

114,736	202,297	108,112	24,014	2,554	235,489	20,914	1,825	3,296

PGIM Total Return Bond Fund (Class R6)
36,687	34,742	72,156	(601)	1,328	—	—	933	—
$1,212,729	$2,281,639	$1,263,910	$240,879	$19,682	$2,491,019		$32,920	$70,332
$1,212,729	$2,390,152	$1,293,702	$238,783	$19,404	$2,567,366		$34,566	$70,332

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,486	366,655	364,663	—	—	4,478	4,478	171	—
$1,215,215	$2,756,807	$1,658,365	$238,783	$19,404	$2,571,844		$34,737	$70,332

Target Date 2070:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$3,188	$126	$ (87)	$ (1)	$2,974	73	$ 65	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Global Real Estate Fund (Class R6)

3,213	1,941	800	592	22	4,968	214	117	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)

4,176	2,297	1,031	1,154	(61)	6,535	389	—	139

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

1,279	229	1,520	(7)	19	—	—	110	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

6,795	5,187	2,582	1,178	174	10,752	668	216	1,033

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

15,897	8,688	2,834	3,603	58	25,412	1,357	609	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

25,148	16,626	4,135	3,120	(15)	40,744	776	334	1,941

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

6,109	3,350	1,323	1,084	10	9,230	820	85	153

PGIM Total Return Bond Fund (Class R6)
1,953	271	2,261	8	29	—	—	44	—
$64,570	$38,589	$16,486	$10,732	$236	$97,641		$1,515	$3,266
$64,570	$41,777	$16,612	$10,645	$235	$100,615		$1,580	$3,266

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
117	137,647	137,427	—	—	337	337	26	—
$64,687	$179,424	$154,039	$10,645	$235	$100,952		$1,606	$3,266

Notes to Financial Statements (continued)

60/40 Allocation:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$70,856,670	$6,511,467	$(1,942,977)	$ (93,777)	$62,308,449	1,529,417	$1,557,738	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Quant Solutions Large-Cap Core Fund (Class R6)

73,680,971	30,316,447	18,619,833	8,889,901	352,740	94,620,226	3,673,145	748,765	7,633,261

PGIM Total Return Bond Fund (Class R6)
49,232,452	6,743,336	56,900,128	195,188	729,152	—	—	1,085,782	—
$122,913,423	$ 37,059,783	$75,519,961	$ 9,085,089	$1,081,892	$ 94,620,226		$1,834,547	$7,633,261
$122,913,423	$107,916,453	$82,031,428	$ 7,142,112	$ 988,115	$156,928,675		$3,392,285	$7,633,261

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
123,025	10,902,446	11,024,878	—	—	593	593	7,910	—
$123,036,448	$118,818,899	$93,056,306	$ 7,142,112	$988,115	$156,929,268		$3,400,195	$7,633,261

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$1,044,824	$18,455,047	$—	$19,499,871
Jennison Rising Dividend	390,827	3,942,982	—	4,333,809
Target Date Income	1,185,609	155,235	—	1,340,844
Target Date 2020	1,461,474	109,639	—	1,571,113
Target Date 2025	2,221,369	377,704	—	2,599,073
Target Date 2030	2,218,606	294,919	—	2,513,525
Target Date 2035	1,703,308	573,469	—	2,276,777
Target Date 2040	1,506,413	605,258	—	2,111,671
Target Date 2045	1,125,721	361,442	—	1,487,163
Target Date 2050	716,671	290,615	—	1,007,286
Target Date 2055	420,166	138,072	—	558,238
Target Date 2060	408,906	126,697	—	535,603
Target Date 2065	43,972	11,885	—	55,857
Target Date 2070	1,960	40	—	2,000
60/40 Allocation	4,401,117	2,481,252	—	6,882,369

For the year or period ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$2,916,849	$37,900,827	$—	$40,817,676

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Rising Dividend	$399,551	$9,590,870	$—	$ 9,990,421
Target Date Income	940,189	113,468	—	1,053,657
Target Date 2020	1,727,218	2,130,074	—	3,857,292
Target Date 2025	2,640,621	2,888,809	—	5,529,430
Target Date 2030	2,833,558	3,973,554	—	6,807,112
Target Date 2035	1,988,156	3,248,787	—	5,236,943
Target Date 2040	1,929,138	3,814,153	—	5,743,291
Target Date 2045	1,279,757	2,505,935	—	3,785,692
Target Date 2050	808,484	1,887,293	—	2,695,777
Target Date 2055	339,881	735,465	—	1,075,346
Target Date 2060	270,261	456,483	—	726,744
Target Date 2065	41,058	21,699	—	62,757
Target Date 2070	253	247	—	500
60/40 Allocation	6,425,500	2,110,184	—	8,535,684

For the year ended July 31, 2026, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Diversified Growth	$ 563,108	$25,510,371
Jennison Rising Dividend	23,486	2,837,743
Target Date Income	265,563	—
Target Date 2020	614,849	—
Target Date 2025	556,269	—
Target Date 2030	1,148,315	—
Target Date 2035	1,029,349	931,742
Target Date 2040	355,281	1,767,995
Target Date 2045	506,734	977,778
Target Date 2050	328,477	694,974
Target Date 2055	203,447	423,499
Target Date 2060	183,687	412,314
Target Date 2065	27,795	56,762
Target Date 2070	82	3,054
60/40 Allocation	2,105,351	1,224,843

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Diversified Growth	$224,873,784	$220,588,711	$(7,140,685)	$213,448,026

Jennison Rising Dividend	52,391,982	31,561,042	(1,227,500)	30,333,542

Target Date Income	23,616,937	2,714,407	(2,257,748)	456,659

Target Date 2020	28,139,318	3,857,970	(2,864,405)	993,565

Target Date 2025	39,363,604	6,522,821	(4,482,121)	2,040,700

Target Date 2030	48,802,797	9,887,345	(3,830,590)	6,056,755

Target Date 2035	41,393,443	10,729,489	(2,581,054)	8,148,435

Target Date 2040	30,732,626	10,258,110	(1,798,208)	8,459,902

Target Date 2045	27,488,846	9,365,675	(1,424,713)	7,940,962

Target Date 2050	15,822,898	6,183,127	(730,448)	5,452,679

Target Date 2055	8,880,738	3,392,182	(435,603)	2,956,579

Target Date 2060	8,661,562	3,195,526	(399,736)	2,795,790

Target Date 2065	2,207,588	410,175	(45,919)	364,256

Target Date 2070	87,440	14,008	(496)	13,512

60/40 Allocation	129,792,756	32,520,752	(5,384,240)	27,136,512

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Financial Statements (continued)

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Diversified Growth	$ —	$—
Jennison Rising Dividend	—	—
Target Date Income	—	—
Target Date 2020	549,000	—
Target Date 2025	40,000	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	—	—
Target Date 2070	—	—
60/40 Allocation	—	—
The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (July 31, 2027).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Diversified Growth	$—	$ —
Jennison Rising Dividend	—	—
Target Date Income	—	(685,000)
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	(474,000)
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	—	—
Target Date 2070	—	—
60/40 Allocation	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2026 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Funds, at $0.001 par value per share. Jennison Diversified Growth and Jennison Rising Dividend offer Class A, Class C, Class Z and Class R6 shares. The Target Date Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. The 60/40 Allocation currently offers Class R6 shares.

With respect to Jennison Diversified Growth and Jennison Rising Dividend, Class A shares are sold with a maximum FESL of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Diversified Growth–Class R6	1,707	1.2%
Jennison Rising Dividend–Class R6	1,349	3.4
Target Date Income–Class R1	4,392	32.9
Target Date Income–Class R2	4,497	53.5
Target Date Income–Class R3	1,550	2.3
Target Date Income–Class R4	4,602	100.0
Target Date Income–Class R5	4,650	85.1
Target Date 2020–Class R1	1,561	68.2
Target Date 2020–Class R2	94	0.8
Target Date 2020–Class R3	479	0.8
Target Date 2020–Class R4	1,629	38.2
Target Date 2020–Class R5	1,644	97.2
Target Date 2025–Class R1	1,579	15.0
Target Date 2025–Class R3	462	0.9
Target Date 2025–Class R4	1,650	100.0
Target Date 2025–Class R5	1,663	60.1
Target Date 2030–Class R1	1,588	7.2
Target Date 2030–Class R3	84	0.1
Target Date 2030–Class R4	1,660	71.6
Target Date 2030–Class R5	86	0.1
Target Date 2035–Class R1	1,644	4.2
Target Date 2035–Class R3	80	0.1
Target Date 2035–Class R4	1,714	72.8
Target Date 2035–Class R5	1,728	9.9
Target Date 2040–Class R1	1,650	2.8
Target Date 2040–Class R3	76	0.1
Target Date 2040–Class R4	1,722	24.8
Target Date 2040–Class R5	76	0.9
Target Date 2045–Class R1	1,714	10.1
Target Date 2045–Class R3	76	0.3
Target Date 2045–Class R4	1,793	37.6
Target Date 2045–Class R5	77	0.6
Target Date 2050–Class R1	1,708	8.5
Target Date 2050–Class R3	1,050	1.3
Target Date 2050–Class R4	1,782	18.3
Target Date 2050–Class R5	1,795	22.9
Target Date 2055–Class R1	1,911	13.3
Target Date 2055–Class R3	1,135	4.9
Target Date 2055–Class R4	1,982	33.2
Target Date 2055–Class R5	1,995	42.7
Target Date 2060–Class R1	1,512	10.1
Target Date 2060–Class R3	63	0.2
Target Date 2060–Class R4	1,575	56.4
Target Date 2060–Class R5	1,588	26.2
Target Date 2065–Class R1	1,265	100.0
Target Date 2065–Class R2	63	0.2
Target Date 2065–Class R3	1,292	29.8
Target Date 2065–Class R4	1,302	100.0
Target Date 2065–Class R5	1,309	50.3
Target Date 2065–Class R6	1,319	1.1
Target Date 2070–Class R1	1,032	100.0
Target Date 2070–Class R2	1,035	66.5
Target Date 2070–Class R3	1,036	90.4
Target Date 2070–Class R4	1,037	100.0
Target Date 2070–Class R5	1,038	100.0

Notes to Financial Statements (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date 2070–Class R6	1,040	47.1%
60/40 Allocation–Class R6	1,506	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Diversified Growth	—	—%
Jennison Rising Dividend	—	—
Target Date Income	—	—
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	—	—
Target Date 2070	1	77.5
60/40 Allocation	—	—
Unaffiliated:
Jennison Diversified Growth	4	37.2
Jennison Rising Dividend	4	83.1
Target Date Income	3	90.9
Target Date 2020	1	88.4
Target Date 2025	2	87.7
Target Date 2030	1	76.4
Target Date 2035	2	79.0
Target Date 2040	4	82.7
Target Date 2045	3	82.5
Target Date 2050	4	83.7
Target Date 2055	5	83.7
Target Date 2060	6	87.8
Target Date 2065	3	77.9
Target Date 2070	2	14.6
60/40 Allocation	1	99.9

Transactions in shares of beneficial interest were as follows:

Jennison Diversified Growth:

Share Class	Shares	Amount

Class A

Year ended July 31, 2026:
Shares sold	257,921	$5,484,603
Shares issued in reinvestment of dividends and distributions	760,174	16,047,281
Shares purchased	(1,806,812)	(38,461,907)
Net increase (decrease) in shares outstanding before conversion	(788,717)	(16,930,023)
Shares issued upon conversion from other share class(es)	35,005	748,496
Shares purchased upon conversion into other share class(es)	(139,816)	(2,975,602)
Net increase (decrease) in shares outstanding	(893,528)	$(19,157,129)

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	610,261	$11,847,585
Shares issued in reinvestment of dividends and distributions	2,002,097	37,839,629
Shares purchased	(1,982,127)	(38,202,455)
Net increase (decrease) in shares outstanding before conversion	630,231	11,484,759
Shares issued upon conversion from other share class(es)	32,645	635,802
Shares purchased upon conversion into other share class(es)	(128,675)	(2,427,188)
Net increase (decrease) in shares outstanding	534,201	$9,693,373

Class C
Year ended July 31, 2026:
Shares sold	79,904	$1,037,008
Shares issued in reinvestment of dividends and distributions	34,363	435,374
Shares purchased	(68,596)	(883,193)
Net increase (decrease) in shares outstanding before conversion	45,671	589,189
Shares purchased upon conversion into other share class(es)	(58,930)	(759,160)
Net increase (decrease) in shares outstanding	(13,259)	$(169,971)

Year ended July 31, 2025:
Shares sold	61,883	$754,398
Shares issued in reinvestment of dividends and distributions	86,598	1,021,851
Shares purchased	(135,309)	(1,660,027)
Net increase (decrease) in shares outstanding before conversion	13,172	116,222
Shares purchased upon conversion into other share class(es)	(52,740)	(659,614)
Net increase (decrease) in shares outstanding	(39,568)	$(543,392)

Class Z
Year ended July 31, 2026:
Shares sold	1,025,339	$21,702,938
Shares issued in reinvestment of dividends and distributions	123,053	2,645,647
Shares purchased	(482,973)	(10,569,127)
Net increase (decrease) in shares outstanding before conversion	665,419	13,779,458
Shares issued upon conversion from other share class(es)	129,971	2,817,559
Net increase (decrease) in shares outstanding	795,390	$16,597,017

Year ended July 31, 2025:
Shares sold	2,066,942	$38,496,920
Shares issued in reinvestment of dividends and distributions	62,949	1,208,628
Shares purchased	(276,478)	(5,394,720)
Net increase (decrease) in shares outstanding before conversion	1,853,413	34,310,828
Shares issued upon conversion from other share class(es)	122,637	2,351,338
Net increase (decrease) in shares outstanding	1,976,050	$36,662,166

Class R6
Year ended July 31, 2026:
Shares sold	30,569	$669,918
Shares issued in reinvestment of dividends and distributions	6,362	137,228
Shares purchased	(29,725)	(651,059)
Net increase (decrease) in shares outstanding before conversion	7,206	156,087
Shares issued upon conversion from other share class(es)	7,848	168,707
Net increase (decrease) in shares outstanding	15,054	$324,794

Year ended July 31, 2025:
Shares sold	30,072	$601,097
Shares issued in reinvestment of dividends and distributions	15,319	294,436
Shares purchased	(42,014)	(799,647)
Net increase (decrease) in shares outstanding before conversion	3,377	95,886
Shares issued upon conversion from other share class(es)	5,212	99,662
Net increase (decrease) in shares outstanding	8,589	$195,548

Notes to Financial Statements (continued)

Jennison Rising Dividend:

Share Class	Shares	Amount

Class A

Year ended July 31, 2026:
Shares sold	275,195	$5,330,058
Shares issued in reinvestment of dividends and distributions	141,824	2,640,486
Shares purchased	(422,121)	(8,222,500)
Net increase (decrease) in shares outstanding before conversion	(5,102)	(251,956)
Shares issued upon conversion from other share class(es)	16,136	312,378
Shares purchased upon conversion into other share class(es)	(18,070)	(342,939)
Net increase (decrease) in shares outstanding	(7,036)	$(282,517)

Year ended July 31, 2025:
Shares sold	556,467	$10,129,150
Shares issued in reinvestment of dividends and distributions	346,333	5,761,887
Shares purchased	(400,305)	(7,233,361)
Net increase (decrease) in shares outstanding before conversion	502,495	8,657,676
Shares issued upon conversion from other share class(es)	9,567	169,714
Shares purchased upon conversion into other share class(es)	(9,880)	(174,949)
Net increase (decrease) in shares outstanding	502,182	$8,652,441

Class C

Year ended July 31, 2026:
Shares sold	92,429	$1,766,685
Shares issued in reinvestment of dividends and distributions	60,193	1,103,526
Shares purchased	(238,622)	(4,569,555)
Net increase (decrease) in shares outstanding before conversion	(86,000)	(1,699,344)
Shares purchased upon conversion into other share class(es)	(18,242)	(349,858)
Net increase (decrease) in shares outstanding	(104,242)	$(2,049,202)

Year ended July 31, 2025:
Shares sold	371,639	$6,899,317
Shares issued in reinvestment of dividends and distributions	164,848	2,705,475
Shares purchased	(156,484)	(2,734,096)
Net increase (decrease) in shares outstanding before conversion	380,003	6,870,696
Shares purchased upon conversion into other share class(es)	(13,645)	(241,383)
Net increase (decrease) in shares outstanding	366,358	$6,629,313

Class Z

Year ended July 31, 2026:
Shares sold	326,589	$6,400,461
Shares issued in reinvestment of dividends and distributions	28,389	530,044
Shares purchased	(105,922)	(2,052,398)
Net increase (decrease) in shares outstanding before conversion	249,056	4,878,107
Shares issued upon conversion from other share class(es)	20,781	397,086
Shares purchased upon conversion into other share class(es)	(657)	(12,458)
Net increase (decrease) in shares outstanding	269,180	$5,262,735

Year ended July 31, 2025:
Shares sold	53,268	$968,226
Shares issued in reinvestment of dividends and distributions	79,023	1,315,844
Shares purchased	(293,575)	(5,224,490)
Net increase (decrease) in shares outstanding before conversion	(161,284)	(2,940,420)

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount
Shares issued upon conversion from other share class(es)	13,800	$246,618
Net increase (decrease) in shares outstanding	(147,484)	$(2,693,802)

Class R6
Year ended July 31, 2026:
Shares sold	535	$10,555
Shares issued in reinvestment of dividends and distributions	2,628	48,980
Shares purchased	(12,944)	(244,394)
Net increase (decrease) in shares outstanding before conversion	(9,781)	(184,859)
Shares purchased upon conversion into other share class(es)	(205)	(4,209)
Net increase (decrease) in shares outstanding	(9,986)	$(189,068)

Year ended July 31, 2025:
Shares sold	995	$18,784
Shares issued in reinvestment of dividends and distributions	11,254	187,280
Shares purchased	(36,823)	(662,480)
Net increase (decrease) in shares outstanding	(24,574)	$(456,416)
Target Date Income:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	1,091	$11,715
Shares issued in reinvestment of dividends and distributions	630	6,703
Shares purchased	(4,086)	(43,650)
Net increase (decrease) in shares outstanding	(2,365)	$(25,232)

Year ended July 31, 2025:
Shares sold	12,879	$133,160
Shares issued in reinvestment of dividends and distributions	225	2,299
Shares issued in merger	1,412	14,163
Shares purchased	(1,538)	(15,983)
Net increase (decrease) in shares outstanding	12,978	$133,639

Class R2
Year ended July 31, 2026:
Shares sold	10	$102
Shares issued in reinvestment of dividends and distributions	376	4,012
Shares purchased	(5)	(55)
Net increase (decrease) in shares outstanding	381	$4,059

Year ended July 31, 2025:
Shares sold	21	$227
Shares issued in reinvestment of dividends and distributions	222	2,263
Shares issued in merger	4,892	49,062
Shares purchased	(144)	(1,504)
Net increase (decrease) in shares outstanding	4,991	$50,048

Class R3
Year ended July 31, 2026:
Shares sold	9,164	$98,843
Shares issued in reinvestment of dividends and distributions	2,818	30,057
Shares purchased	(139)	(1,480)
Net increase (decrease) in shares outstanding	11,843	$127,420

Year ended July 31, 2025:
Shares sold	33,936	$345,950
Shares issued in reinvestment of dividends and distributions	1,348	13,752

Notes to Financial Statements (continued)

Target Date Income (cont’d.):

Share Class	Shares	Amount
Shares issued in merger	1,458	$14,626
Shares purchased	(36)	(364)
Net increase (decrease) in shares outstanding	36,706	$373,964

Class R4
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	217	$2,311
Net increase (decrease) in shares outstanding	217	$2,311

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	176	$1,792
Shares issued in merger	1,469	14,732
Net increase (decrease) in shares outstanding	1,645	$16,524

Class R5
Year ended July 31, 2026:
Shares sold	3,055	$31,865
Shares issued in reinvestment of dividends and distributions	5,182	54,913
Shares purchased	(135,615)	(1,435,029)
Net increase (decrease) in shares outstanding	(127,378)	$(1,348,251)

Year ended July 31, 2025:
Shares sold	13,218	$136,396
Shares issued in reinvestment of dividends and distributions	5,629	57,253
Shares issued in merger	28,756	289,031
Shares purchased	(9,038)	(93,562)
Net increase (decrease) in shares outstanding	38,565	$389,118

Class R6
Year ended July 31, 2026:
Shares sold	350,014	$3,769,562
Shares issued in reinvestment of dividends and distributions	116,528	1,242,848
Shares purchased	(550,462)	(5,979,556)
Net increase (decrease) in shares outstanding	(83,920)	$(967,146)

Year ended July 31, 2025:
Shares sold	98,267	$1,013,184
Shares issued in reinvestment of dividends and distributions	95,773	976,298
Shares issued in merger	949,850	9,536,491
Shares purchased	(531,389)	(5,492,961)
Net increase (decrease) in shares outstanding	612,501	$6,033,012
Target Date 2020:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	730	$7,985
Shares issued in reinvestment of dividends and distributions	61	641
Shares purchased	(3)	(35)
Net increase (decrease) in shares outstanding	788	$8,591

Year ended July 31, 2025:

Target Date 2020 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	158	$1,557
Net increase (decrease) in shares outstanding	158	$1,557

Class R2
Year ended July 31, 2026:
Shares sold	2,089	$22,394
Shares issued in reinvestment of dividends and distributions	405	4,234
Shares purchased	(309)	(3,304)
Net increase (decrease) in shares outstanding	2,185	$23,324

Year ended July 31, 2025:
Shares sold	2,426	$25,277
Shares issued in reinvestment of dividends and distributions	894	8,819
Shares purchased	(1,278)	(12,968)
Net increase (decrease) in shares outstanding	2,042	$21,128

Class R3
Year ended July 31, 2026:
Shares sold	479	$4,985
Shares issued in reinvestment of dividends and distributions	3,183	33,353
Shares purchased	(11,950)	(125,592)
Net increase (decrease) in shares outstanding	(8,288)	$(87,254)

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	9,061	$89,524
Shares purchased	(11,542)	(113,344)
Net increase (decrease) in shares outstanding	(2,481)	$(23,820)

Class R4
Year ended July 31, 2026:
Shares sold	7	$68
Shares issued in reinvestment of dividends and distributions	184	1,935
Shares purchased	(6)	(60)
Net increase (decrease) in shares outstanding	185	$1,943

Year ended July 31, 2025:
Shares sold	1,089	$11,260
Shares issued in reinvestment of dividends and distributions	358	3,538
Shares purchased	(4)	(48)
Net increase (decrease) in shares outstanding	1,443	$14,750

Class R5
Year ended July 31, 2026:
Shares sold	3,915	$42,391
Shares issued in reinvestment of dividends and distributions	8,973	94,032
Shares purchased	(275,607)	(2,923,009)
Net increase (decrease) in shares outstanding	(262,719)	$(2,786,586)

Year ended July 31, 2025:
Shares sold	49,695	$515,545
Shares issued in reinvestment of dividends and distributions	28,382	280,411
Shares purchased	(83,005)	(877,310)
Net increase (decrease) in shares outstanding	(4,928)	$(81,354)

Class R6
Year ended July 31, 2026:
Shares sold	213,139	$2,308,264
Shares issued in reinvestment of dividends and distributions	137,768	1,436,918
Shares purchased	(686,752)	(7,376,868)
Net increase (decrease) in shares outstanding	(335,845)	$(3,631,686)

Notes to Financial Statements (continued)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	279,453	$2,856,642
Shares issued in reinvestment of dividends and distributions	353,351	3,473,443
Shares purchased	(637,831)	(6,544,853)
Net increase (decrease) in shares outstanding	(5,027)	$(214,768)

Target Date 2025:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	2,675	$29,896
Shares issued in reinvestment of dividends and distributions	410	4,452
Shares purchased	(538)	(6,034)
Net increase (decrease) in shares outstanding	2,547	$28,314

Year ended July 31, 2025:
Shares sold	6,802	$72,281
Shares issued in reinvestment of dividends and distributions	176	1,808
Shares purchased	(567)	(6,418)
Net increase (decrease) in shares outstanding	6,411	$67,671

Class R2
Year ended July 31, 2026:
Shares sold	40,311	$447,974
Shares issued in reinvestment of dividends and distributions	3,240	35,218
Shares purchased	(13,169)	(143,088)
Net increase (decrease) in shares outstanding	30,382	$340,104

Year ended July 31, 2025:
Shares sold	8,216	$90,620
Shares issued in reinvestment of dividends and distributions	2,794	28,663
Shares purchased	(40,939)	(471,923)
Net increase (decrease) in shares outstanding	(29,929)	$(352,640)

Class R3
Year ended July 31, 2026:
Shares sold	869	$9,626
Shares issued in reinvestment of dividends and distributions	2,665	28,999
Shares purchased	(961)	(10,488)
Net increase (decrease) in shares outstanding	2,573	$28,137

Year ended July 31, 2025:
Shares sold	905	$9,829
Shares issued in reinvestment of dividends and distributions	5,598	57,434
Shares purchased	(1,807)	(19,076)
Net increase (decrease) in shares outstanding	4,696	$48,187

Class R4
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	84	$912
Net increase (decrease) in shares outstanding	84	$912

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	8	$133
Shares issued in reinvestment of dividends and distributions	172	1,760
Shares purchased	(18,400)	(213,255)
Net increase (decrease) in shares outstanding	(18,220)	$(211,362)

Class R5
Year ended July 31, 2026:
Shares sold	13,908	$154,136
Shares issued in reinvestment of dividends and distributions	4,980	54,180
Shares purchased	(105,191)	(1,147,549)
Net increase (decrease) in shares outstanding	(86,303)	$(939,233)

Year ended July 31, 2025:
Shares sold	26,427	$285,574
Shares issued in reinvestment of dividends and distributions	10,125	103,985
Shares purchased	(27,493)	(295,105)
Net increase (decrease) in shares outstanding	9,059	$94,454

Class R6
Year ended July 31, 2026:
Shares sold	247,670	$2,774,427
Shares issued in reinvestment of dividends and distributions	227,093	2,475,312
Shares purchased	(1,246,733)	(14,057,037)
Net increase (decrease) in shares outstanding	(771,970)	$(8,807,298)

Year ended July 31, 2025:
Shares sold	587,882	$6,546,683
Shares issued in reinvestment of dividends and distributions	519,045	5,335,780
Shares purchased	(911,579)	(9,795,516)
Net increase (decrease) in shares outstanding	195,348	$2,086,947

Target Date 2030:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	2,820	$33,793
Shares issued in reinvestment of dividends and distributions	726	8,534
Shares purchased	(9,686)	(115,715)
Net increase (decrease) in shares outstanding	(6,140)	$(73,388)

Year ended July 31, 2025:
Shares sold	21,941	$248,466
Shares issued in reinvestment of dividends and distributions	959	10,439
Shares purchased	(2,907)	(35,616)
Net increase (decrease) in shares outstanding	19,993	$223,289

Class R2
Year ended July 31, 2026:
Shares sold	70,139	$835,007
Shares issued in reinvestment of dividends and distributions	1,436	16,907
Shares purchased	(10,039)	(117,660)
Net increase (decrease) in shares outstanding	61,536	$734,254

Year ended July 31, 2025:
Shares sold	3,120	$36,232
Shares issued in reinvestment of dividends and distributions	4,333	47,275

Notes to Financial Statements (continued)

Target Date 2030 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(2,567)	$(29,276)
Net increase (decrease) in shares outstanding	4,886	$54,231

Class R3
Year ended July 31, 2026:
Shares sold	17,805	$214,391
Shares issued in reinvestment of dividends and distributions	7,209	84,778
Shares purchased	(28,708)	(354,783)
Net increase (decrease) in shares outstanding	(3,694)	$(55,614)

Year ended July 31, 2025:
Shares sold	15,008	$172,523
Shares issued in reinvestment of dividends and distributions	19,450	212,000
Shares purchased	(12,573)	(150,807)
Net increase (decrease) in shares outstanding	21,885	$233,716

Class R4
Year ended July 31, 2026:
Shares sold	1	$20
Shares issued in reinvestment of dividends and distributions	92	1,075
Shares purchased	(1)	(17)
Net increase (decrease) in shares outstanding	92	$1,078

Year ended July 31, 2025:
Shares sold	395	$4,427
Shares issued in reinvestment of dividends and distributions	221	2,409
Shares purchased	(1,101)	(13,313)
Net increase (decrease) in shares outstanding	(485)	$(6,477)

Class R5
Year ended July 31, 2026:
Shares sold	29,106	$345,691
Shares issued in reinvestment of dividends and distributions	16,081	189,276
Shares purchased	(399,084)	(4,692,883)
Net increase (decrease) in shares outstanding	(353,897)	$(4,157,916)

Year ended July 31, 2025:
Shares sold	44,996	$512,767
Shares issued in reinvestment of dividends and distributions	61,441	670,319
Shares purchased	(191,777)	(2,210,289)
Net increase (decrease) in shares outstanding	(85,340)	$(1,027,203)

Class R6
Year ended July 31, 2026:
Shares sold	781,735	$9,425,698
Shares issued in reinvestment of dividends and distributions	187,695	2,212,918
Shares purchased	(1,205,835)	(14,644,620)
Net increase (decrease) in shares outstanding	(236,405)	$(3,006,004)

Year ended July 31, 2025:
Shares sold	792,588	$9,332,187
Shares issued in reinvestment of dividends and distributions	536,560	5,864,606

Target Date 2030 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(883,363)	$(10,102,105)
Net increase (decrease) in shares outstanding	445,785	$5,094,688

Target Date 2035:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	14,041	$172,208
Shares issued in reinvestment of dividends and distributions	1,257	15,508
Shares purchased	(13,243)	(164,882)
Net increase (decrease) in shares outstanding	2,055	$22,834

Year ended July 31, 2025:
Shares sold	33,366	$387,764
Shares issued in reinvestment of dividends and distributions	436	4,912
Shares purchased	(1,534)	(19,442)
Net increase (decrease) in shares outstanding	32,268	$373,234

Class R2
Year ended July 31, 2026:
Shares sold	2,588	$32,730
Shares issued in reinvestment of dividends and distributions	769	9,502
Shares purchased	(7,579)	(94,080)
Net increase (decrease) in shares outstanding	(4,222)	$(51,848)

Year ended July 31, 2025:
Shares sold	5,894	$70,942
Shares issued in reinvestment of dividends and distributions	2,756	31,089
Shares purchased	(53,949)	(686,507)
Net increase (decrease) in shares outstanding	(45,299)	$(584,476)

Class R3
Year ended July 31, 2026:
Shares sold	10,906	$138,482
Shares issued in reinvestment of dividends and distributions	2,787	34,507
Shares purchased	(86,157)	(1,101,250)
Net increase (decrease) in shares outstanding	(72,464)	$(928,261)

Year ended July 31, 2025:
Shares sold	23,587	$277,093
Shares issued in reinvestment of dividends and distributions	13,571	153,214
Shares purchased	(992)	(11,887)
Net increase (decrease) in shares outstanding	36,166	$418,420

Class R4
Year ended July 31, 2026:
Shares sold	2	$20
Shares issued in reinvestment of dividends and distributions	91	1,133
Shares purchased	(1)	(17)
Net increase (decrease) in shares outstanding	92	$1,136

Year ended July 31, 2025:
Shares sold	254	$2,934
Shares issued in reinvestment of dividends and distributions	234	2,646

Notes to Financial Statements (continued)

Target Date 2035 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(1)	$(14)
Net increase (decrease) in shares outstanding	487	$5,566

Class R5
Year ended July 31, 2026:
Shares sold	37,388	$466,716
Shares issued in reinvestment of dividends and distributions	6,726	83,336
Shares purchased	(176,607)	(2,176,341)
Net increase (decrease) in shares outstanding	(132,493)	$(1,626,289)

Year ended July 31, 2025:
Shares sold	43,359	$524,447
Shares issued in reinvestment of dividends and distributions	16,990	191,989
Shares purchased	(21,323)	(241,280)
Net increase (decrease) in shares outstanding	39,026	$475,156

Class R6
Year ended July 31, 2026:
Shares sold	645,619	$8,238,441
Shares issued in reinvestment of dividends and distributions	172,138	2,132,791
Shares purchased	(1,023,121)	(13,225,861)
Net increase (decrease) in shares outstanding	(205,364)	$(2,854,629)

Year ended July 31, 2025:
Shares sold	791,331	$9,583,920
Shares issued in reinvestment of dividends and distributions	429,098	4,853,093
Shares purchased	(557,820)	(6,669,673)
Net increase (decrease) in shares outstanding	662,609	$7,767,340

Target Date 2040:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	9,434	$126,191
Shares issued in reinvestment of dividends and distributions	1,953	25,521
Shares purchased	(9,060)	(120,498)
Net increase (decrease) in shares outstanding	2,327	$31,214

Year ended July 31, 2025:
Shares sold	52,438	$639,413
Shares issued in reinvestment of dividends and distributions	909	10,720
Shares purchased	(2,650)	(32,837)
Net increase (decrease) in shares outstanding	50,697	$617,296

Class R2
Year ended July 31, 2026:
Shares sold	3,880	$52,168
Shares issued in reinvestment of dividends and distributions	2,826	36,996
Shares purchased	(1,450)	(19,249)
Net increase (decrease) in shares outstanding	5,256	$69,915

Year ended July 31, 2025:
Shares sold	44,069	$537,769

Target Date 2040 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	4,015	$47,401
Shares purchased	(6,694)	(82,177)
Net increase (decrease) in shares outstanding	41,390	$502,993

Class R3
Year ended July 31, 2026:
Shares sold	10,064	$135,754
Shares issued in reinvestment of dividends and distributions	4,530	59,347
Shares purchased	(4,077)	(54,608)
Net increase (decrease) in shares outstanding	10,517	$140,493

Year ended July 31, 2025:
Shares sold	11,617	$145,803
Shares issued in reinvestment of dividends and distributions	11,937	140,980
Shares purchased	(4,323)	(59,916)
Net increase (decrease) in shares outstanding	19,231	$226,867

Class R4
Year ended July 31, 2026:
Shares sold	13	$186
Shares issued in reinvestment of dividends and distributions	322	4,219
Shares purchased	(765)	(10,126)
Net increase (decrease) in shares outstanding	(430)	$(5,721)

Year ended July 31, 2025:
Shares sold	14	$169
Shares issued in reinvestment of dividends and distributions	988	11,680
Shares purchased	(12)	(158)
Net increase (decrease) in shares outstanding	990	$11,691

Class R5
Year ended July 31, 2026:
Shares sold	31,936	$420,966
Shares issued in reinvestment of dividends and distributions	31,815	417,412
Shares purchased	(778,413)	(10,148,479)
Net increase (decrease) in shares outstanding	(714,662)	$(9,310,101)

Year ended July 31, 2025:
Shares sold	47,765	$601,464
Shares issued in reinvestment of dividends and distributions	99,920	1,182,059
Shares purchased	(64,633)	(799,061)
Net increase (decrease) in shares outstanding	83,052	$984,462

Class R6
Year ended July 31, 2026:
Shares sold	427,393	$5,828,323
Shares issued in reinvestment of dividends and distributions	119,432	1,568,138
Shares purchased	(595,556)	(8,089,390)
Net increase (decrease) in shares outstanding	(48,731)	$(692,929)

Year ended July 31, 2025:
Shares sold	427,936	$5,445,516
Shares issued in reinvestment of dividends and distributions	367,418	4,350,226

Notes to Financial Statements (continued)

Target Date 2040 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(602,780)	$(7,534,504)
Net increase (decrease) in shares outstanding	192,574	$2,261,238

Target Date 2045:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	2,965	$40,317
Shares issued in reinvestment of dividends and distributions	739	9,656
Shares purchased	(8,794)	(116,836)
Net increase (decrease) in shares outstanding	(5,090)	$(66,863)

Year ended July 31, 2025:
Shares sold	20,766	$251,332
Shares issued in reinvestment of dividends and distributions	433	5,014
Shares purchased	(698)	(8,604)
Net increase (decrease) in shares outstanding	20,501	$247,742

Class R2
Year ended July 31, 2026:
Shares sold	5,458	$73,115
Shares issued in reinvestment of dividends and distributions	3,705	48,381
Shares purchased	(2,332)	(32,281)
Net increase (decrease) in shares outstanding	6,831	$89,215

Year ended July 31, 2025:
Shares sold	61,532	$742,626
Shares issued in reinvestment of dividends and distributions	5,728	66,278
Shares purchased	(48,427)	(647,352)
Net increase (decrease) in shares outstanding	18,833	$161,552

Class R3
Year ended July 31, 2026:
Shares sold	17,029	$228,628
Shares issued in reinvestment of dividends and distributions	822	10,739
Shares purchased	(2,917)	(38,273)
Net increase (decrease) in shares outstanding	14,934	$201,094

Year ended July 31, 2025:
Shares sold	7,065	$82,688
Shares issued in reinvestment of dividends and distributions	368	4,262
Shares purchased	(8)	(98)
Net increase (decrease) in shares outstanding	7,425	$86,852

Class R4
Year ended July 31, 2026:
Shares sold	60	$808
Shares issued in reinvestment of dividends and distributions	183	2,388
Shares purchased	(23)	(310)
Net increase (decrease) in shares outstanding	220	$2,886

Year ended July 31, 2025:
Shares sold	1,589	$21,493

Target Date 2045 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	626	$7,245
Shares purchased	(1,567)	(21,186)
Net increase (decrease) in shares outstanding	648	$7,552

Class R5
Year ended July 31, 2026:
Shares sold	23,338	$308,271
Shares issued in reinvestment of dividends and distributions	5,523	72,294
Shares purchased	(145,833)	(1,898,759)
Net increase (decrease) in shares outstanding	(116,972)	$(1,518,194)

Year ended July 31, 2025:
Shares sold	28,978	$359,626
Shares issued in reinvestment of dividends and distributions	15,220	176,396
Shares purchased	(10,851)	(143,404)
Net increase (decrease) in shares outstanding	33,347	$392,618

Class R6
Year ended July 31, 2026:
Shares sold	376,968	$5,091,332
Shares issued in reinvestment of dividends and distributions	102,495	1,343,705
Shares purchased	(431,719)	(5,914,097)
Net increase (decrease) in shares outstanding	47,744	$520,940

Year ended July 31, 2025:
Shares sold	479,191	$6,079,146
Shares issued in reinvestment of dividends and distributions	303,713	3,526,103
Shares purchased	(393,940)	(5,048,635)
Net increase (decrease) in shares outstanding	388,964	$4,556,614

Target Date 2050:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	4,007	$55,571
Shares issued in reinvestment of dividends and distributions	735	9,873
Shares purchased	(12,497)	(169,690)
Net increase (decrease) in shares outstanding	(7,755)	$(104,246)

Year ended July 31, 2025:
Shares sold	26,395	$330,295
Shares issued in reinvestment of dividends and distributions	1,432	16,936
Shares purchased	(6,971)	(91,556)
Net increase (decrease) in shares outstanding	20,856	$255,675

Class R2
Year ended July 31, 2026:
Shares sold	6,896	$95,730
Shares issued in reinvestment of dividends and distributions	1,676	22,609
Shares purchased	(3,128)	(44,628)
Net increase (decrease) in shares outstanding	5,444	$73,711

Year ended July 31, 2025:
Shares sold	7,665	$99,455
Shares issued in reinvestment of dividends and distributions	6,364	75,604

Notes to Financial Statements (continued)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(5,655)	$(74,113)
Net increase (decrease) in shares outstanding	8,374	$100,946

Class R3
Year ended July 31, 2026:
Shares sold	792	$11,040
Shares issued in reinvestment of dividends and distributions	3,129	42,144
Shares purchased	(44,863)	(607,069)
Net increase (decrease) in shares outstanding	(40,942)	$(553,885)

Year ended July 31, 2025:
Shares sold	119,540	$1,357,413
Shares issued in reinvestment of dividends and distributions	341	4,042
Shares purchased	(1,092)	(13,697)
Net increase (decrease) in shares outstanding	118,789	$1,347,758

Class R4
Year ended July 31, 2026:
Shares sold	19	$273
Shares issued in reinvestment of dividends and distributions	397	5,340
Shares purchased	(17)	(234)
Net increase (decrease) in shares outstanding	399	$5,379

Year ended July 31, 2025:
Shares sold	171	$2,181
Shares issued in reinvestment of dividends and distributions	1,716	20,317
Shares purchased	(1,490)	(18,704)
Net increase (decrease) in shares outstanding	397	$3,794

Class R5
Year ended July 31, 2026:
Shares sold	25,065	$345,403
Shares issued in reinvestment of dividends and distributions	8,203	110,662
Shares purchased	(226,591)	(3,046,817)
Net increase (decrease) in shares outstanding	(193,323)	$(2,590,752)

Year ended July 31, 2025:
Shares sold	57,344	$697,442
Shares issued in reinvestment of dividends and distributions	28,228	335,350
Shares purchased	(27,753)	(359,546)
Net increase (decrease) in shares outstanding	57,819	$673,246

Class R6
Year ended July 31, 2026:
Shares sold	372,208	$5,185,925
Shares issued in reinvestment of dividends and distributions	60,359	816,658
Shares purchased	(357,290)	(5,064,904)
Net increase (decrease) in shares outstanding	75,277	$937,679

Year ended July 31, 2025:
Shares sold	276,151	$3,658,853
Shares issued in reinvestment of dividends and distributions	188,373	2,243,528

Target Date 2050 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(221,231)	$(2,869,630)
Net increase (decrease) in shares outstanding	243,293	$3,032,751

Target Date 2055:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	2,721	$35,570
Shares issued in reinvestment of dividends and distributions	518	6,375
Shares purchased	(4,454)	(56,103)
Net increase (decrease) in shares outstanding	(1,215)	$(14,158)

Year ended July 31, 2025:
Shares sold	14,437	$162,631
Shares issued in reinvestment of dividends and distributions	225	2,413
Shares purchased	(657)	(7,651)
Net increase (decrease) in shares outstanding	14,005	$157,393

Class R2
Year ended July 31, 2026:
Shares sold	13,613	$172,037
Shares issued in reinvestment of dividends and distributions	1,197	14,806
Shares purchased	(3,822)	(48,706)
Net increase (decrease) in shares outstanding	10,988	$138,137

Year ended July 31, 2025:
Shares sold	3,081	$35,449
Shares issued in reinvestment of dividends and distributions	3,343	36,066
Shares purchased	(37,174)	(457,688)
Net increase (decrease) in shares outstanding	(30,750)	$(386,173)

Class R3
Year ended July 31, 2026:
Shares sold	10,090	$128,939
Shares issued in reinvestment of dividends and distributions	540	6,701
Shares purchased	(650)	(8,289)
Net increase (decrease) in shares outstanding	9,980	$127,351

Year ended July 31, 2025:
Shares sold	5,174	$57,961
Shares issued in reinvestment of dividends and distributions	1,049	11,336
Shares purchased	(70)	(860)
Net increase (decrease) in shares outstanding	6,153	$68,437

Class R4
Year ended July 31, 2026:
Shares sold	10	$123
Shares issued in reinvestment of dividends and distributions	233	2,896
Shares purchased	(8)	(108)
Net increase (decrease) in shares outstanding	235	$2,911

Year ended July 31, 2025:
Shares sold	493	$5,607
Shares issued in reinvestment of dividends and distributions	641	6,939

Notes to Financial Statements (continued)

Target Date 2055 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(8)	$(93)
Net increase (decrease) in shares outstanding	1,126	$12,453

Class R5
Year ended July 31, 2026:
Shares sold	19,180	$241,120
Shares issued in reinvestment of dividends and distributions	3,749	46,675
Shares purchased	(112,036)	(1,389,628)
Net increase (decrease) in shares outstanding	(89,107)	$(1,101,833)

Year ended July 31, 2025:
Shares sold	23,710	$273,126
Shares issued in reinvestment of dividends and distributions	9,504	103,117
Shares purchased	(5,091)	(60,230)
Net increase (decrease) in shares outstanding	28,123	$316,013

Class R6
Year ended July 31, 2026:
Shares sold	339,166	$4,339,993
Shares issued in reinvestment of dividends and distributions	38,484	479,896
Shares purchased	(311,413)	(4,045,702)
Net increase (decrease) in shares outstanding	66,237	$774,187

Year ended July 31, 2025:
Shares sold	216,806	$2,568,233
Shares issued in reinvestment of dividends and distributions	84,220	915,475
Shares purchased	(159,390)	(1,860,330)
Net increase (decrease) in shares outstanding	141,636	$1,623,378

Target Date 2060:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	2,735	$44,097
Shares issued in reinvestment of dividends and distributions	569	8,857
Shares purchased	(5,838)	(91,184)
Net increase (decrease) in shares outstanding	(2,534)	$(38,230)

Year ended July 31, 2025:
Shares sold	15,729	$225,337
Shares issued in reinvestment of dividends and distributions	323	4,383
Shares purchased	(1,320)	(19,176)
Net increase (decrease) in shares outstanding	14,732	$210,544

Class R2
Year ended July 31, 2026:
Shares sold	3,076	$49,913
Shares issued in reinvestment of dividends and distributions	1,104	17,257
Shares purchased	(1,923)	(30,802)
Net increase (decrease) in shares outstanding	2,257	$36,368

Year ended July 31, 2025:
Shares sold	5,117	$73,240

Target Date 2060 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	2,587	$35,233
Shares purchased	(18,284)	(267,476)
Net increase (decrease) in shares outstanding	(10,580)	$(159,003)

Class R3
Year ended July 31, 2026:
Shares sold	21,232	$364,305
Shares issued in reinvestment of dividends and distributions	283	4,426
Shares purchased	(28)	(477)
Net increase (decrease) in shares outstanding	21,487	$368,254

Year ended July 31, 2025:
Shares sold	1,535	$22,536
Shares issued in reinvestment of dividends and distributions	371	5,064
Shares purchased	(56)	(838)
Net increase (decrease) in shares outstanding	1,850	$26,762

Class R4
Year ended July 31, 2026:
Shares sold	3	$50
Shares issued in reinvestment of dividends and distributions	115	1,801
Shares purchased	(18)	(281)
Net increase (decrease) in shares outstanding	100	$1,570

Year ended July 31, 2025:
Shares sold	215	$3,054
Shares issued in reinvestment of dividends and distributions	283	3,860
Shares purchased	(693)	(9,694)
Net increase (decrease) in shares outstanding	(195)	$(2,780)

Class R5
Year ended July 31, 2026:
Shares sold	14,547	$228,429
Shares issued in reinvestment of dividends and distributions	4,214	65,999
Shares purchased	(110,875)	(1,727,083)
Net increase (decrease) in shares outstanding	(92,114)	$(1,432,655)

Year ended July 31, 2025:
Shares sold	27,472	$393,430
Shares issued in reinvestment of dividends and distributions	7,832	106,904
Shares purchased	(12,127)	(171,544)
Net increase (decrease) in shares outstanding	23,177	$328,790

Class R6
Year ended July 31, 2026:
Shares sold	208,028	$3,374,961
Shares issued in reinvestment of dividends and distributions	27,887	437,263
Shares purchased	(199,698)	(3,278,662)
Net increase (decrease) in shares outstanding	36,217	$533,562

Year ended July 31, 2025:
Shares sold	215,407	$3,121,821
Shares issued in reinvestment of dividends and distributions	41,792	571,300

Notes to Financial Statements (continued)

Share Class	Shares	Amount
Shares purchased	(176,217)	$(2,624,376)
Net increase (decrease) in shares outstanding	80,982	$1,068,745

Target Date 2065:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares sold	86	$1,189
Shares issued in reinvestment of dividends and distributions	30	424
Shares purchased	(462)	(6,467)
Net increase (decrease) in shares outstanding	(346)	$(4,854)

Year ended July 31, 2025:
Shares sold	295	$3,725
Shares issued in reinvestment of dividends and distributions	93	1,140
Shares purchased	(3)	(33)
Net increase (decrease) in shares outstanding	385	$4,832

Class R2
Year ended July 31, 2026:
Shares sold	6,152	$90,762
Shares issued in reinvestment of dividends and distributions	667	9,513
Shares purchased	(2,896)	(41,881)
Net increase (decrease) in shares outstanding	3,923	$58,394

Year ended July 31, 2025:
Shares sold	5,040	$63,849
Shares issued in reinvestment of dividends and distributions	1,371	16,795
Shares purchased	(560)	(7,460)
Net increase (decrease) in shares outstanding	5,851	$73,184

Class R3
Year ended July 31, 2026:
Shares sold	317	$4,837
Shares issued in reinvestment of dividends and distributions	110	1,576
Shares purchased	(18)	(259)
Net increase (decrease) in shares outstanding	409	$6,154

Year ended July 31, 2025:
Shares sold	208	$2,500
Shares issued in reinvestment of dividends and distributions	252	3,090
Shares purchased	(14)	(182)
Net increase (decrease) in shares outstanding	446	$5,408

Class R4
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	36	$517
Net increase (decrease) in shares outstanding	36	$517

Year ended July 31, 2025:

Target Date 2065 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	88	$1,074
Net increase (decrease) in shares outstanding	88	$1,074

Class R5
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	79	$1,123
Shares purchased	(149)	(2,143)
Net increase (decrease) in shares outstanding	(70)	$(1,020)

Year ended July 31, 2025:
Shares sold	1,120	$14,100
Shares issued in reinvestment of dividends and distributions	146	1,791
Net increase (decrease) in shares outstanding	1,266	$15,891

Class R6
Year ended July 31, 2026:
Shares sold	130,218	$1,942,586
Shares issued in reinvestment of dividends and distributions	2,951	42,236
Shares purchased	(67,111)	(994,962)
Net increase (decrease) in shares outstanding	66,058	$989,860

Year ended July 31, 2025:
Shares sold	49,604	$640,130
Shares issued in reinvestment of dividends and distributions	3,163	38,867
Shares purchased	(22,461)	(288,308)
Net increase (decrease) in shares outstanding	30,306	$390,689

Target Date 2070:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	24	$269
Net increase (decrease) in shares outstanding	24	$269

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	82
Net increase (decrease) in shares outstanding	1,008	$10,082

Class R2
Year ended July 31, 2026:
Shares sold	410	$4,808
Shares issued in reinvestment of dividends and distributions	32	359
Net increase (decrease) in shares outstanding	442	$5,167

Period ended July 31, 2025*:
Shares sold	1,106	$11,059
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,115	$11,142

Class R3
Year ended July 31, 2026:
Shares sold	112	$1,381
Shares issued in reinvestment of dividends and distributions	28	311
Shares purchased	(3)	(34)
Net increase (decrease) in shares outstanding	137	$1,658

Notes to Financial Statements (continued)

Target Date 2070 (cont’d.):

Share Class	Shares	Amount

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R4
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	28	$322
Net increase (decrease) in shares outstanding	28	$322

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R5
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	29	$333
Net increase (decrease) in shares outstanding	29	$333

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	84
Net increase (decrease) in shares outstanding	1,009	$10,084

Class R6
Year ended July 31, 2026:
Shares sold	1,497	$18,366
Shares issued in reinvestment of dividends and distributions	36	406
Shares purchased	(334)	(3,991)
Net increase (decrease) in shares outstanding	1,199	$14,781

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	85
Net increase (decrease) in shares outstanding	1,009	$10,085

* Commencement of operations was December 10, 2024.

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the year ended July 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2026
Jennison Rising Dividend	$155,000	4.78%	1	$155,000	$—
Target Date Income	360,250	4.74	4	395,000	—
Target Date 2020	524,000	4.74	4	582,000	—
Target Date 2025	1,042,250	4.74	4	1,341,000	—
Target Date 2030	887,250	4.74	4	971,000	—
Target Date 2035	571,400	4.73	5	793,000	—
Target Date 2040	407,000	4.75	4	1,055,000	—
Target Date 2045	106,000	4.74	3	106,000	—
Target Date 2050	134,000	4.75	1	134,000	—
60/40 Allocation	342,333	4.75	3	521,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Diversified Growth	Jennison Rising Dividend	Target Date Income	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040
Affiliated Funds	–	–	X	X	X	X	X	X
Asset Allocation	–	–	X	X	X	X	X	X
Asset Class Variation	–	–	X	X	X	X	X	X
Credit	–	–	X	X	X	X	X	X
Derivatives	–	–	X	X	X	X	X	X
Dividend	–	X	–	–	–	–	–	–
Economic and Market Events	X	X	X	X	X	X	X	X
Emerging Markets	–	X	–	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	X	X	X	X	X
Exchange-Traded Funds (“ETFs”)	—	—	X	X	X	X	X	X
Fixed Income	–	–	X	X	X	X	X	X
Foreign Securities	X	X	–	–	–	–	–	–
Fund of Funds	–	–	X	X	X	X	X	X
Fund Rebalancing	–	–	X	X	X	X	X	X
Growth Style	X	–	–	–	–	–	–	–
Increase in Expenses	X	X	X	X	X	X	X	X
Index Tracking	–	–	X	X	X	X	X	X
Interest Rate	–	–	X	X	X	X	X	X
Investment Style	–	–	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	–	–
Large Capitalization Company	X	X	–	–	–	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X	X
Liquidity	–	–	X	X	X	X	X	X
Management	X	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X	X
Market Capitalization	–	X	X	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X	X	X	X
New Fund	–	–	–	–	–	–	–	–
Portfolio Turnover	X	X	X	X	X	X	X	X
Sector Exposure	X	X	–	–	–	–	–	–

Notes to Financial Statements (continued)

Risks	Jennison Diversified Growth	Jennison Rising Dividend	Target Date Income	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040
Target Date/ Income	–	–	X	X	X	X	X	X

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Affiliated Funds	X	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	–
Dividend	–	–	–	–	–	–	–
Economic and Market Events	X	X	X	X	X	X	X
Emerging Markets	–	–	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	X	X	X	X
Exchange-Traded Funds (“ETFs”)	X	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X	X
Foreign Securities	–	–	–	–	–	–	–
Fund of Funds	X	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X	X
Growth Style	–	–	–	–	–	–	–
Increase in Expenses	X	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X	–
Interest Rate	X	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	X
Large Capitalization Company	–	–	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	–
Management	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X	–
Market Disruption and Geopolitical	X	X	X	X	X	X	X
New Fund	–	–	–	–	–	X	–
Portfolio Turnover	X	X	X	X	X	X	–
Sector Exposure	–	–	–	–	–	–	–
Target Date/ Income	X	X	X	X	X	X	–

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which affiliates of the Manager and subadviser serve as subadvisers. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or affiliated subadviser are higher than the fees paid by other Underlying Funds for which the Manager or affiliated subadviser serve. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the

Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”): Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The Fund will pay brokerage

Notes to Financial Statements (continued)

commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, an Underlying Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the Fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Notes to Financial Statements (continued)

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

Sector Exposure Risk: Issuers may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Target Date/ Income Risk: The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.

10.	Reorganization

On September 11, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Target Date 2015 Fund (“Target Date 2015” or “Merged Fund”) for shares of Target Date Income (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund, respectively. The reorganization took place at the close of business on January 3, 2025.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Target Date 2015	$9,917,131	$9,944,860

The purpose of the transaction was to combine two funds with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2025:

Merged Fund		Class	Shares
Target Date 2015		R1	1,426
		R2	4,936
		R3	1,471
		R4	1,484
		R5	29,059
		R6	959,512

Acquiring Fund	Class	Shares	Value
Target Date Income	R1	1,412	$14,163
	R2	4,892	49,062
	R3	1,458	14,626
	R4	1,469	14,732
	R5	28,756	289,031
	R6	949,850	9,536,491

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Fund	Class	Unrealized Depreciation on Investments	Net Assets
Target Date 2015	R1	$(40)	$14,163
	R2	(137)	49,062
	R3	(41)	14,626
	R4	(41)	14,732
	R5	(808)	289,031
	R6	(26,662)	9,536,491

Acquiring Fund	Class	Net Assets
Target Date Income	R1	$28,619
	R2	30,466
	R3	190,747
	R4	28,653
	R5	939,146
	R6	14,671,840

Assuming the acquisition had been completed on August 1, 2024, the Acquiring Fund’s unaudited pro forma results of operations for the year ended July 31, 2025 would have been as follows:

Acquiring Fund	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Target Date Income	$990,892	$779,895	$1,770,787

Notes to Financial Statements (continued)

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Target Date 2015 $217,391.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net realized and unrealized loss on investments from the Merged Fund pre-merger as follows: Target Date 2015 $(64,310).

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment funds had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2025.

11.	Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact of adopting this guidance on its financial statements.

12.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 5 and Shareholders of PGIM Jennison Diversified Growth Fund, PGIM Jennison Rising Dividend Fund, PGIM Target Date Income Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, PGIM Target Date 2065 Fund, PGIM Target Date 2070 Fund and PGIM 60/40 Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Prudential Investment Portfolios 5, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PGIM Jennison Diversified Growth Fund (1)
PGIM Jennison Rising Dividend Fund (1)
PGIM Target Date Income Fund (1)
PGIM Target Date 2020 Fund (1)
PGIM Target Date 2025 Fund (1)
PGIM Target Date 2030 Fund (1)
PGIM Target Date 2035 Fund (1)
PGIM Target Date 2040 Fund (1)
PGIM Target Date 2045 Fund (1)
PGIM Target Date 2050 Fund (1)
PGIM Target Date 2055 Fund (1)
PGIM Target Date 2060 Fund (1)
PGIM Target Date 2065 Fund (1)
PGIM Target Date 2070 Fund (2)
PGIM 60/40 Allocation Fund (1)

(1) Statement of operations for the year ended July 31, 2026, statement of changes in net assets for the years ended July 31, 2026 and 2025, and the financial highlights for each of the five years in the period ended July 31, 2026

(2) Statement of operations for the year ended July 31, 2026 and statement of changes in net assets and the financial highlights for the year ended July 31, 2026 and the period December 10, 2024 (commencement of operations) through July 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used

Report of Independent Registered Public Accounting Firm (continued)

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

September 24, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Diversified Growth Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2025 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its

Visit our website at pgim.com/investments

reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in.

PGIM Jennison Diversified Growth Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.00% for Class Z shares and 0.44% for Class R6 shares through November 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements

PGIM Jennison Rising Dividend Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1, and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations

[1]	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.

Visit our website at pgim.com/investments

of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2025 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2025. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period, showing improved performance despite -underperforming over the other periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Target Date Funds

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Target Date Funds (each, a “Fund, and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM DC Solutions LLC (“PGIM DC Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM DC Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM DC Solutions, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM DC Solutions. The Board noted that PGIM DC Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM

[1]

Each of the PGIM Target Date Funds is a series of Prudential Investment Portfolios 5. The PGIM Target Date Funds are: PGIM Target Date Income Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, and PGIM Target Date 2065 Fund. The Board did not consider or renew the management or subadvisory agreements at the Board Meeting with respect to PGIM Target Date 2070 Fund because that fund recently commenced operations and the sole shareholder of the fund and the Board had previously approved the management and subadvisory agreements for an initial period of two years.

PGIM Target Date Funds

Approval of Advisory Agreements (continued)

Investments’ role as administrator for the Funds’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM DC Solutions, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM DC Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM DC Solutions portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM DC Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM DC Solutions. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and PGIM DC Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by PGIM DC Solutions, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM DC Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM DC Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM DC Solutions and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM DC Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM DC Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at pgim.com/investments

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2025. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2025. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Target Date Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board also considered that, as of March 31, 2026, the Fund outperformed its benchmark index for the year-to-date, one-, three-and five-year periods and ranked in the first quartile of its peer group for the year-to-date and five-year periods.

•

The Board noted that in December 2023, the Fund changed its name, made certain strategy changes and changed components of its custom benchmark. Therefore, the Board noted that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2020 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

PGIM Target Date Funds

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2025 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2030 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

Visit our website at pgim.com/investments

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2035 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2040 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

PGIM Target Date Funds

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2045 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period and underperformed its benchmark index over the one- and three-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to renew the agreements. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2050 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period and underperformed its benchmark index over the one- and three-year periods.

Visit our website at pgim.com/investments

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board considered that over the last 10 years the PGIM Target Date Fund suite has, on average, outperformed their respective benchmarks over a one- and/or three- year basis approximately 75% of the time.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2055 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period and underperformed its benchmark index over the other periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also considered that, as of March 31, 2026, the Fund outperformed its benchmark index for the year-to-date, one-, three-and five-year periods and ranked in the first quartile of its peer group for the year-to-date and five-year periods.

•

The Board also noted that in December 2023, the Fund changed its name, made certain strategy changes, and changed components of its custom benchmark. Therefore, the Board noted that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2060 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period and underperformed its benchmark index over the other periods.

PGIM Target Date Funds

Approval of Advisory Agreements (continued)

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also considered that, as of March 31, 2026, the Fund outperformed its benchmark index for the year-to-date, one-, three-and five-year periods and ranked in the first quartile of its peer group for the year-to-date and five-year periods.

•

The Board noted that in December 2023, the Fund changed its name, made certain strategy changes, and changed components of its custom benchmark. Therefore, the Board noted that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2065 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five- year period and underperformed its benchmark index over the other periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also considered that, as of March 31, 2026, the Fund outperformed its benchmark index for the year-to-date, one-, three-and five-year periods and ranked in the first quartile of its peer group for the year-to-date and five-year periods.

•

The Board also noted that in December 2023, the Fund changed its name, made certain strategy changes, and changed components of its custom benchmark. Therefore, the Board noted that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2070 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

Visit our website at pgim.com/investments

•	The Board considered that the Fund commenced operations on December 10, 2024 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Target Date Funds

Approval of Advisory Agreements

PGIM 60/40 Allocation Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM 60/40 Allocation Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM

[1]	PGIM 60/40 Allocation Fund is a series of Prudential Investment Portfolios 5.

Visit our website at pgim.com/investments

Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct or indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2025 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year and the three-year periods ended December 31, 2025. The Board considered that the Fund commenced operations on September 13, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10Years
	3rd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2026.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•The	Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 24, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2026